Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Brazil (3.1%)
Itau Unibanco Holding SA (Preference) ADR (a)	844,422	$4,821
Vale SA	101,338	2,035
		6,856
Canada (9.1%)
Agnico Eagle Mines Ltd.	39,382	2,410
Altus Group Ltd. (b)	25,254	1,020
Cameco Corp.	102,808	2,992
Canadian National Railway Co.	10,434	1,399
First Quantum Minerals Ltd.	278,414	9,639
Teck Resources Ltd., Class B	73,685	2,976
		20,436
China (7.5%)
Alibaba Group Holding Ltd. ADR (a)	96,297	10,477
China Resources Beer Holdings Co., Ltd. (c)	150,000	913
JD.com, Inc., Class A (a)(c)	2,719	77
Tencent Holdings Ltd. (c)	57,100	2,632
Tencent Holdings Ltd. ADR (b)	57,667	2,677
		16,776
Denmark (1.8%)
Novo Nordisk A/S Series B	37,166	4,122

France (8.4%)
Air Liquide SA	7,560	1,323
Airbus SE (a)	26,842	3,239
Capgemini SE	10,619	2,356
Dassault Systemes SE	27,322	1,342
Hermes International	451	638
Kering SA	1,972	1,245
L'Oreal SA	3,731	1,490
Legrand SA	6,381	607
LVMH Moet Hennessy Louis Vuitton SE	1,944	1,388
Pernod Ricard SA	6,591	1,448
Sanofi	21,824	2,231
TotalEnergies SE	29,855	1,511
		18,818
Germany (9.8%)
Allianz SE (Registered)	13,147	3,140
Bayer AG (Registered)	108,549	7,425
CTS Eventim AG & Co. KGaA (a)	13,878	943
Infineon Technologies AG	39,415	1,333
Jungheinrich AG (Preference)	30,423	881
KION Group AG	14,650	965
Linde PLC (a)	12,301	3,925
Siemens Healthineers AG	53,094	3,290
		21,902
India (3.2%)
Apollo Hospitals Enterprise Ltd.	22,226	1,319
HDFC Bank Ltd. ADR	15,988	981
ICICI Bank Ltd.	129,188	1,232

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

ICICI Prudential Life Insurance Co., Ltd.	140,928	926
Reliance Industries Ltd.	46,893	1,622
State Bank of India	182,705	1,181
		7,261
Japan (8.9%)
FANUC Corp.	5,050	886
Hoya Corp.	7,600	866
Keyence Corp.	5,600	2,597
Nikon Corp.	436,400	4,660
Shimano, Inc.	4,250	973
Shiseido Co., Ltd.	10,000	505
SMC Corp.	2,005	1,121
Sony Group Corp.	32,093	3,302
Sony Group Corp. ADR	24,582	2,525
Tokyo Electron Ltd.	3,800	1,952
Unicharm Corp.	12,900	463
		19,850
Korea, Republic of (2.6%)
Samsung Electronics Co., Ltd.	101,512	5,809

Malta (0.0%) (d)
BGP Holdings PLC (a)(e)	72,261	—@

Netherlands (5.9%)
Akzo Nobel N.V.	11,617	998
ASML Holding N.V.	4,949	3,307
Koninklijke Philips N.V.	115,416	3,520
Prosus N.V. (a)	39,275	2,118
Universal Music Group N.V.	78,756	2,102
Wolters Kluwer N.V.	10,871	1,159
		13,204
Norway (0.5%)
Adevinta ASA (a)	133,693	1,221

Singapore (3.4%)
Sea Ltd. ADR (a)	62,819	7,525

South Africa (0.9%)
Impala Platinum Holdings Ltd. (a)(b)	61,784	951
Sibanye Stillwater Ltd. (b)	219,946	884
Thungela Resources Ltd. (a)(b)	7,820	101
		1,936
Spain (0.7%)
Amadeus IT Group SA (a)	23,234	1,511

Sweden (0.1%)
Atlas Copco AB, Class A	6,146	319

Switzerland (1.8%)
Givaudan SA (Registered)	239	988
Nestle SA (Registered)	22,558	2,933
		3,921

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Taiwan (3.4%)
Airtac International Group	31,000	997
Taiwan Semiconductor Manufacturing Co., Ltd.	206,000	4,226
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,649	2,465
		7,688
United Kingdom (16.8%)
Anglo American PLC	38,228	1,986
AstraZeneca PLC	40,848	5,417
Diageo PLC	73,828	3,745
Experian PLC	84,897	3,270
Glencore PLC (a)	1,812,125	11,791
Keywords Studios PLC	29,283	1,005
Sage Group PLC (The)	70,518	646
Shell PLC	194,381	5,328
Unilever PLC	38,935	1,760
Unilever PLC CVA	61,315	2,784
		37,732
United States (11.3%)
Air Products & Chemicals, Inc.	4,116	1,029
Charles River Laboratories International, Inc. (a)	4,382	1,244
Despegar.com Corp. (a)(b)	503,998	6,149
Estee Lauder Cos., Inc. (The), Class A	5,429	1,478
Farfetch Ltd., Class A (a)	123,637	1,869
Koninklijke Philips N.V.	12,025	367
Medtronic PLC	27,469	3,048
Newmont Corp. (NYSE)	41,015	3,259
Newmont Corp. (TSX)	29,323	2,330
Schlumberger N.V.	46,230	1,910
Vertex Pharmaceuticals, Inc. (a)	10,117	2,640
		25,323
Total Common Stocks (Cost $164,098)		222,210

Preferred Stock (0.5%)
United States (0.5%)
Neurogenesis Ltd. Series A (e) (acquisition cost — $1,250; acquired 12/16/21) (Cost $1,250)	30,697	1,174

Investment Company (0.3%)
United States (0.3%)
Morgan Stanley China A Share Fund, Inc. (f) (Cost $1,067)	46,002	752

Short-Term Investments (1.3%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	2,086,131	2,086

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $109; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $111)	$109	109
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $10; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $10)	10	10
		119
Total Securities held as Collateral on Loaned Securities (Cost $2,205)		2,205

	Shares
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $592)	592,455	592
Total Short-Term Investments (Cost $2,797)		2,797
Total Investments Excluding Purchased Options (101.3%) (Cost $169,212)		226,933
Total Purchased Options Outstanding (0.2%) (Cost $1,209)		287
Total Investments (101.5%) (Cost $170,421) Including $5,634 of Securities Loaned (h)(i)(j)(k)		227,220
Liabilities in Excess of Other Assets (-1.5%)		(3,282)
Net Assets (100.0%)		$223,938

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $5,634,000 and $5,951,000, respectively. The Fund received cash collateral of approximately $2,205,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,746,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Amount is less than 0.05%.
(e)	At March 31, 2022, the Fund held a fair valued security at approximately $1,174,000, representing 0.5% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	The Fund invests in Morgan Stanley China A Share Fund, Inc., a closed-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley China A Share Fund, Inc. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Morgan Stanley China A Share Fund, Inc.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and purchased options.
(i)	The approximate fair value and percentage of net assets, $142,945,000 and 63.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(k)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $71,217,000 and the aggregate gross unrealized depreciation is approximately $14,470,000, resulting in net unrealized appreciation of approximately $56,747,000.
@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
NYSE	New York Stock Exchange.
TSX	Toronto Stock Exchange.

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	50	Aug - 22	780,000	780	$287	$1,209	$(922)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593		$1,754	6/16/22	$(13)
State Street Bank and Trust Co.		$2,473	GBP	1,894	6/16/22	14
State Street Bank and Trust Co.		$1,803	JPY	212,626	6/16/22	(53)
						$(52)

CNH	—	Chinese Yuan Renminbi Offshore
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	56.9%
Metals & Mining	17.0
Pharmaceuticals	8.6
Internet & Direct Marketing Retail	6.5
Semiconductors & Semiconductor Equipment	5.9
Oil, Gas & Consumable Fuels	5.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $52,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Capital Markets (1.5%)
Coinbase Global, Inc., Class A (a)	43,178	$8,198

Entertainment (5.2%)
ROBLOX Corp., Class A (a)	416,561	19,262
Spotify Technology SA (a)	55,556	8,390
		27,652
Health Care Equipment & Supplies (1.4%)
Intuitive Surgical, Inc. (a)	24,024	7,248

Health Care Technology (5.0%)
Veeva Systems, Inc., Class A (a)	126,867	26,954

Hotels, Restaurants & Leisure (4.6%)
Airbnb, Inc., Class A (a)	141,648	24,329

Information Technology Services (26.1%)
Adyen N.V. (Netherlands) (a)	7,734	15,319
Block, Inc., Class A (a)	154,711	20,979
Cloudflare, Inc., Class A (a)	182,206	21,810
Okta, Inc. (a)	49,662	7,497
Shopify, Inc., Class A (Canada) (a)	41,050	27,748
Snowflake, Inc., Class A (a)	165,413	37,901
Twilio, Inc., Class A (a)	49,451	8,150
		139,404
Interactive Media & Services (12.2%)
IAC/InterActiveCorp (a)	118,516	11,885
Match Group, Inc. (a)	48,942	5,322
Snap, Inc., Class A (a)	222,840	8,020
Twitter, Inc. (a)	354,885	13,730
Vimeo, Inc. (a)	160,219	1,903
ZoomInfo Technologies, Inc., Class A (a)	403,660	24,115
		64,975
Internet & Direct Marketing Retail (7.3%)
Chewy, Inc., Class A (a)	331,355	13,513
Farfetch Ltd., Class A (a)	338,750	5,122
MercadoLibre, Inc. (a)	9,175	10,913
Wayfair, Inc., Class A (a)	83,749	9,278
		38,826
Life Sciences Tools & Services (1.0%)
Illumina, Inc. (a)	15,536	5,428

Pharmaceuticals (4.1%)
Royalty Pharma PLC, Class A	566,876	22,086

Road & Rail (6.2%)
Uber Technologies, Inc. (a)	935,179	33,367

Semiconductors & Semiconductor Equipment (5.3%)
ASML Holding N.V. (Netherlands)	42,470	28,367

Software (18.2%)
Coupa Software, Inc. (a)	117,149	11,906
Datadog, Inc., Class A (a)	168,792	25,567

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Trade Desk, Inc. (The), Class A (a)	386,543	26,768
Unity Software, Inc. (a)	200,133	19,855
Zoom Video Communications, Inc., Class A (a)	110,118	12,909
		97,005
Total Common Stocks (Cost $537,367)		523,839

Investment Company (1.2%)
Grayscale Bitcoin Trust (a) (Cost $8,847)	206,526	6,307

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $5,984)	5,984,148	5,984
Total Investments Excluding Purchased Options (100.4%) (Cost $552,198)		536,130
Total Purchased Options Outstanding (0.1%) (Cost $3,112)		339
Total Investments (100.5%) (Cost $555,310) (c)(d)(e)(f)		536,469
Liabilities in Excess of Other Assets (–0.5%)		(2,756)
Net Assets (100.0%)		$533,713

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(c)	Securities are available for collateral in connection with purchased options.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $15,319,000 and 2.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(f)

At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $77,017,000 and the aggregate gross unrealized depreciation is approximately $95,858,000, resulting in net unrealized depreciation of approximately $18,841,000.

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	215,952,303	215,952	$241	$1,037	$(796)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	222,629,484	222,629	54	1,037	(983)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	102,148,816	102,149	30	694	(664)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	64,831,274	64,831	14	344	(330)
							$339	$3,112	$(2,773)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	26.0%
Software	18.1
Others*	14.9
Interactive Media & Services	12.1
Internet & Direct Marketing Retail	7.2
Road & Rail	6.2
Semiconductors & Semiconductor Equipment	5.3
Entertainment	5.2
Health Care Technology	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.5%)
China (43.8%)
360 DigiTech, Inc.	392,377	$6,039
Agora, Inc. ADR (a)	83,389	829
China East Education Holdings Ltd. (b)	2,046,000	1,180
China Resources Beer Holdings Co., Ltd. (b)	1,002,300	6,098
China Resources Mixc Lifestyle Services Ltd. (b)	612,600	2,998
Foshan Haitian Flavouring & Food Co., Ltd., Class A	956,972	13,143
Greentown Service Group Co. Ltd. (b)	2,750,000	2,742
Haidilao International Holding Ltd. (b)(c)	5,619,000	10,811
HUYA, Inc. ADR (a)	800,484	3,578
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	924,086	5,353
KE Holdings, Inc. ADR (a)	921,315	11,397
Kuaishou Technology (a)(b)	1,315,800	12,056
Kweichow Moutai Co., Ltd., Class A	46,094	12,418
Meituan, Class B (a)(b)	867,200	16,428
Shenzhou International Group Holdings Ltd. (b)	606,200	8,003
Tencent Holdings Ltd. (b)	236,500	10,901
Trip.com Group Ltd. ADR (a)	646,593	14,949
Tsingtao Brewery Co., Ltd. H Shares (b)	614,000	4,827
Weimob, Inc. (a)(b)(c)	5,418,000	3,456
Yihai International Holding Ltd. (b)	561,000	1,593
		148,799
Hong Kong (2.9%)
AIA Group Ltd. (b)	953,500	9,956

India (22.7%)
HDFC Bank Ltd.	1,671,727	32,197
HDFC Bank Ltd. ADR	9,296	570
ICICI Bank Ltd. ADR	1,237,623	23,440
IndusInd Bank Ltd.	959,467	11,740
Shree Cement Ltd.	21,239	6,700
Zomato Ltd. (a)	2,316,009	2,493
		77,140
Indonesia (1.0%)
Avia Avian Tbk PT (a)	61,860,900	3,358

Korea, Republic of (8.2%)
KakaoBank Corp. (a)(c)	282,197	11,919
NAVER Corp.	57,705	16,038
		27,957
Singapore (5.0%)
Grab Holdings Limited, Class A (a)	2,041,581	7,146
Grab Holdings Limited, Class A (a)(d)	573,253	1,926
Sea Ltd. ADR (a)	65,239	7,815
		16,887
Taiwan (7.4%)
Nien Made Enterprise Co., Ltd.	512,000	5,961
Silergy Corp.	58,000	6,800
Taiwan Semiconductor Manufacturing Co., Ltd.	605,000	12,411
		25,172
United States (4.5%)
Coupang, Inc. (a)	851,504	15,055
Total Common Stocks (Cost $332,309)		324,324

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Investment Company (1.1%)
Grayscale Bitcoin Trust (a) (Cost $5,760)	125,562	3,835

Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e)	3,725,753	3,726

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $194; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $198)	194	194
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $17; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $18)	17	17
		211
Total Securities held as Collateral on Loaned Securities (Cost $3,937)		3,937

	Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $11,920)	11,920,466	11,920
Total Short-Term Investments (Cost $15,858)		15,857
Total Investments Excluding Purchased Options (101.3%) (Cost $353,927)		344,016
Total Purchased Options Outstanding (0.0%) (j) (Cost $2,494)		107
Total Investments (101.3%) (Cost $356,421) Including $24,632 of Securities Loaned (f)(g)(h)(i)		344,123
Liabilities in Excess of Other Assets (-1.3%)		(4,276)
Net Assets (100.0%)		$339,847

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $24,632,000 and $26,127,000, respectively. The Fund received cash collateral of approximately $3,937,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $22,190,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2022 amounts to approximately $1,926,000 and represents 0.6% of net assets.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $231,580,000 and 68.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Notes to the Consolidated Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $68,709,000 and the aggregate gross unrealized depreciation is approximately $81,007,000, resulting in net unrealized depreciation of approximately $12,298,000.
(j)	Amount is less than 0.05%.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	USD	7.38	Jul - 22	158,917,590	158,918	$34	$843	$(809)
JP Morgan Chase Bank NA	USD/CNH	USD	7.31	Aug - 22	243,088,167	243,088	73	1,651	(1,578)
							$107	$2,494	$(2,387)

CNH — Chinese Yuan Renminbi Offshore
USD — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Banks	23.5%
Others**	23.5
Interactive Media & Services	11.5
Internet & Direct Marketing Retail	10.5
Hotels, Restaurants & Leisure	7.6
Beverages	6.9
Food Products	5.9
Semiconductors & Semiconductor Equipment	5.6
Real Estate Management & Development	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (86.2%)
Banks (5.1%)
China Merchants Bank Co., Ltd. H Shares (a)	56,000	$436

Beverages (10.3%)
China Resources Beer Holdings Co., Ltd. (a)	46,000	280
Kweichow Moutai Co., Ltd., Class A	1,900	512
Nongfu Spring Co. Ltd. (a)	17,600	92
		884
Biotechnology (1.6%)
Innovent Biologics, Inc. (a)(b)	41,000	138

Electrical Equipment (2.6%)
NARI Technology Co. Ltd., Class A	45,600	225

Entertainment (3.2%)
Bilibili, Inc., Class Z (b)	3,100	79
Mango Excellent Media Co. Ltd., Class A	40,400	197
		276
Food Products (6.5%)
China Mengniu Dairy Co., Ltd. (a)(b)	43,000	231
Fu Jian Anjoy Foods Co. Ltd., Class A	9,900	171
Toly Bread Co. Ltd., Class A	49,600	157
		559
Health Care Equipment & Supplies (2.2%)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,900	188

Household Durables (2.7%)
Midea Group Co. Ltd., Class A	26,300	235

Interactive Media & Services (16.7%)
Tencent Holdings Ltd. (a)	31,200	1,438

Internet & Direct Marketing Retail (12.6%)
Alibaba Group Holding Ltd. (a)(b)	19,728	269
JD.com, Inc., Class A (a)(b)	1,652	47
Meituan, Class B (a)(b)	29,900	566
Pinduoduo, Inc. ADR (b)	4,997	201
		1,083
Life Sciences Tools & Services (3.1%)
Wuxi Biologics Cayman, Inc. (a)(b)	33,500	266

Machinery (2.2%)
Jiangsu Hengli Hydraulic Co. Ltd., Class A	18,200	148
Yijiahe Technology Co. Ltd.	4,700	43
		191
Personal Products (2.8%)
Proya Cosmetics Co. Ltd., Class A	8,100	240

Real Estate Management & Development (1.3%)
KE Holdings, Inc. ADR (b)	9,305	115

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Semiconductors & Semiconductor Equipment (1.5%)
LONGi Green Energy Technology Co. Ltd., Class A	11,800	133

Specialty Retail (4.3%)
China Tourism Group Duty Free Corp. Ltd., Class A	8,000	206
Pop Mart International Group Ltd.	37,800	163
		369
Textiles, Apparel & Luxury Goods (7.5%)
Anta Sports Products Ltd. (a)	15,200	188
Li Ning Co., Ltd. (a)	28,000	238
Shenzhou International Group Holdings Ltd. (a)	16,500	218
		644
Total Common Stocks (Cost $9,340)		7,420

No. of Warrants
Warrant (0.8%)
Capital Markets (0.8%)
UBS AG London, expires 10/12/22 (Cost $83)	4,033	67

	Shares
Short-Term Investment (12.7%)
Investment Company (12.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $1,097)	1,097,168	1,097
Total Investments (99.7%) (Cost $10,520) (d)(e)(f)		8,584
Other Assets in Excess of Liabilities (0.3%)		30
Net Assets (100.0%)		$8,614

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $7,104,000 and 82.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $667,000 and the aggregate gross unrealized depreciation is approximately $2,603,000, resulting in net unrealized depreciation of approximately $1,936,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	28.5%
Interactive Media & Services	16.7
Short-Term Investments	12.8
Internet & Direct Marketing Retail	12.6
Beverages	10.3
Textiles, Apparel & Luxury Goods	7.5
Food Products	6.5
Banks	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.4%)
Argentina (0.2%)
Globant SA (a)	128	$34

Australia (0.6%)
Brookfield Infrastructure Partners LP	1,300	86
Redbubble Ltd. (a)	6,346	7
Xero Ltd. (a)	166	13
		106
Belgium (0.1%)
Argenx SE ADR (a)	42	13

Brazil (0.2%)
B3 SA - Brasil Bolsa Balcao	943	3
Magazine Luiza SA	5,550	8
Vale SA	1,051	21
		32
Canada (5.6%)
Brookfield Asset Management, Inc., Class A	2,188	124
Canada Goose Holdings, Inc. (a)	2,514	66
Canadian National Railway Co.	624	84
Colliers International Group, Inc.	368	48
Constellation Software, Inc.	84	144
FirstService Corp.	161	23
Shopify, Inc., Class A (a)	563	380
Topicus.com, Inc. (a)	1,242	93
		962
China (1.5%)
360 DigiTech, Inc. ADR	321	5
Agora, Inc. ADR (a)	45	—
China East Education Holdings Ltd. (b)	2,500	1
China Resources Mixc Lifestyle Services Ltd. (b)	600	3
Foshan Haitian Flavouring & Food Co., Ltd., Class A	5,538	76
Greentown Service Group Co. Ltd. (b)	2,000	2
Haidilao International Holding Ltd. (b)	5,000	10
HUYA, Inc. ADR (a)	895	4
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	500	3
KE Holdings, Inc. ADR (a)	755	9
Kuaishou Technology (a)(b)	1,300	12
Meituan, Class B (a)(b)	3,300	62
Shenzhou International Group Holdings Ltd. (b)	500	7
Tencent Holdings Ltd. (b)	600	28
Trip.com Group Ltd. ADR (a)	1,777	41
Weimob, Inc. (a)(b)	3,000	2
		265
Denmark (2.2%)
Chr Hansen Holding A/S	855	63
DSV Panalpina A/S	1,567	301
Novo Nordisk A/S Series B	66	7
		371

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Finland (0.1%)
Revenio Group Oyj	425	22

France (2.3%)
Christian Dior SE	71	48
EssilorLuxottica SA	431	79
Hermes International	130	184
L'Oreal SA	59	23
Pernod Ricard SA	192	42
Remy Cointreau SA	124	26
		402
Germany (1.5%)
Adidas AG	646	150
HelloFresh SE (a)	1,105	50
Puma SE	596	51
		251
Hong Kong (0.3%)
AIA Group Ltd.	4,600	48

India (2.4%)
HDFC Bank Ltd. ADR	5,274	323
ICICI Bank Ltd. ADR	3,731	71
IndusInd Bank Ltd.	932	11
Shree Cement Ltd.	21	7
Zomato Ltd. (a)	2,283	3
		415
Indonesia (0.0%) (c)
Avia Avian Tbk PT (a)	59,600	3

Israel (0.8%)
Global-e Online Ltd. (a)	2,991	101
IronSource Ltd., Class A (a)	4,487	21
Monday.com Ltd. (a)	119	19
		141
Italy (1.6%)
Brunello Cucinelli SpA (a)	417	24
Davide Campari-Milano N.V.	5,004	58
Moncler SpA	3,371	187
		269
Japan (1.3%)
Change, Inc.	600	10
Keyence Corp.	300	139
Nintendo Co., Ltd.	100	51
Pigeon Corp.	1,500	26
		226

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Korea, Republic of (0.4%)
KakaoBank Corp. (a)	684	29
NAVER Corp.	163	45
		74
Mexico (0.0%) (c)
Grupo Aeroportuario del Sureste SAB de CV, Class B	90	2

Netherlands (4.4%)
Adyen N.V. (a)	126	249
ASML Holding N.V.	205	137
ASML Holding N.V. (Registered)	462	309
Basic-Fit N.V. (a)	807	36
Universal Music Group N.V.	987	26
		757
Norway (0.2%)
AutoStore Holdings Ltd. (a)	9,654	35
Kahoot! ASA (a)	1,126	4
		39
Singapore (3.0%)
Grab Holdings Ltd., Class A (a)	38,433	134
Grab Holdings Ltd., Class A (a)(d)	10,646	36
Sea Ltd. ADR (a)	2,856	342
		512
Sweden (0.8%)
Evolution AB	453	46
INVISIO AB	1,253	23
Kinnevik AB, Class B (a)	1,245	32
Vitrolife AB	910	30
		131
Switzerland (1.0%)
Kuehne & Nagel International AG (Registered)	189	54
On Holding AG, Class A (a)	820	21
Sportradar Holding AG, Class A (a)	1,600	27
Straumann Holding AG (Registered)	41	65
		167
Taiwan (0.6%)
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	102
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	55	6
		108
United Kingdom (3.6%)
Abcam PLC (a)	408	7
Angle PLC (a)	8,383	11
Atlassian Corp., PLC, Class A (a)	77	23
Babcock International Group PLC (a)	20,858	89
Deliveroo PLC (a)	24,171	36
Diageo PLC	835	42
Fevertree Drinks PLC	615	14
Rentokil Initial PLC	11,569	80

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Rightmove PLC	7,310	60
Victoria PLC (a)	20,972	249
		611
United States (60.7%)
10X Genomics, Inc., Class A (a)	1,862	142
23andMe Holding Co. (a)	983	4
4D Molecular Therapeutics, Inc. (a)	302	5
Adobe, Inc. (a)	177	81
Affirm Holdings, Inc. (a)	4,488	208
Agilon health, Inc. (a)	11,166	283
Airbnb, Inc., Class A (a)	70	12
Alignment Healthcare, Inc. (a)	886	10
Alnylam Pharmaceuticals, Inc. (a)	3	—
Amazon.com, Inc. (a)	71	231
American Tower Corp. REIT	10	3
Anterix, Inc. (a)	1,303	75
Appian Corp. (a)	1,365	83
AppLovin Corp., Class A (a)	1,206	66
ATAI Life Sciences N.V. (a)	1,297	7
Aurora Innovation, Inc. (a)(d)	2,021	11
AutoZone, Inc. (a)	2	4
Avalara, Inc. (a)	181	18
Axon Enterprise, Inc. (a)	347	48
Ball Corp.	73	7
BARK, Inc. (a)	5,237	19
Beam Therapeutics, Inc. (a)	132	8
Berkshire Hathaway, Inc., Class B (a)	27	10
Big Sky Growth Partners, Inc. (Units) SPAC (a)(e)	1,642	16
Bill.Com Holdings, Inc. (a)	1,349	306
Block, Inc., Class A (a)	1,314	178
Brown & Brown, Inc.	275	20
C4 Therapeutics, Inc. (a)	195	5
Cadence Design Systems, Inc. (a)	7	1
Calix, Inc. (a)	482	21
Cardlytics, Inc. (a)	1,488	82
Carvana Co. (a)	1,376	164
Cazoo Group Ltd. (a)	7,979	22
Celsius Holdings, Inc. (a)	156	9
Century Therapeutics, Inc. (a)	355	4
Chewy, Inc., Class A (a)	842	34
Cintas Corp.	3	1
Cipher Mining, Inc. (a)	4,109	15
Clear Secure, Inc., Class A (a)	871	23
Cloudflare, Inc., Class A (a)	4,972	595
Coinbase Global, Inc., Class A (a)	368	70
Confluent, Inc., Class A (a)	259	11
Copart, Inc. (a)	18	2
CoStar Group, Inc. (a)	38	3
Costco Wholesale Corp.	91	52
Coupa Software, Inc. (a)	51	5
Coupang, Inc. (a)	13,316	235
Covetrus, Inc. (a)	1,132	19
Cricut, Inc., Class A (a)	15,067	197
Danaher Corp.	70	21
Datadog, Inc., Class A (a)	1,656	251
Desktop Metal, Inc., Class A (a)	915	4
DexCom, Inc. (a)	2	1

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Dlocal Ltd. (a)	2,837	89
Domino's Pizza, Inc.	54	22
DoorDash, Inc., Class A (a)	1,997	234
Doximity, Inc., Class A (a)	1,553	81
Duolingo, Inc. (a)	299	28
Dynamics Special Purpose Corp. SPAC (a)(d)	2,679	24
Ecolab, Inc.	29	5
Endeavor Group Holdings, Inc., Class A (a)	841	25
EVI Industries, Inc. (a)	352	7
Farfetch Ltd., Class A (a)	8,288	125
Fastenal Co.	19	1
Fastly, Inc., Class A (a)	10,242	178
Fate Therapeutics, Inc. (a)	232	9
Figs, Inc., Class A (a)	2,014	43
Floor & Decor Holdings, Inc., Class A (a)	1,159	94
Fluidigm Corp. (a)	2,869	10
GH Research PLC (a)	432	8
Ginkgo Bioworks Holdings, Inc. (a)	4,709	19
Gitlab, Inc., Class A (a)	1,031	56
GoodRx Holdings, Inc., Class A (a)	11,018	213
Graphite Bio, Inc. (a)	511	3
Guardant Health, Inc. (a)	987	65
HashiCorp, Inc., Class A (a)	343	19
HEICO Corp., Class A	179	23
Heliogen, Inc. (a)	5,055	27
Home Depot, Inc. (The)	11	3
IAC/InterActiveCorp (a)	37	4
IDEXX Laboratories, Inc. (a)	2	1
Illumina, Inc. (a)	19	7
Inspire Medical Systems, Inc. (a)	39	10
Intellia Therapeutics, Inc. (a)	521	38
Intercontinental Exchange, Inc.	202	27
Intuitive Surgical, Inc. (a)	169	51
IonQ, Inc. (a)	796	10
Joby Aviation, Inc. (a)	857	6
Latch, Inc. (a)	1,506	6
Linde PLC	24	8
Lockheed Martin Corp.	7	3
Marqeta, Inc., Class A (a)	2,259	25
Martin Marietta Materials, Inc.	9	3
Mastercard, Inc., Class A	226	81
Match Group, Inc. (a)	15	2
Matterport, Inc. (a)	522	4
MaxCyte, Inc. (a)	1,262	9
McCormick & Co., Inc.	12	1
McDonald's Corp.	9	2
Meli Kaszek Pioneer Corp., SPAC (a)	2,428	25
Membership Collective Group, Inc., Class A (a)	2,256	18
MercadoLibre, Inc. (a)	306	364
Meta Platforms, Inc., Class A (a)	483	107
MicroStrategy, Inc., Class A (a)	60	29
Moderna, Inc. (a)	44	8
MongoDB, Inc. (a)	265	118
MP Materials Corp. (a)	427	24
NanoString Technologies, Inc. (a)	540	19
Nerdy, Inc. (a)	1,738	9
Netflix, Inc. (a)	56	21
NU Holdings Ltd., Class A (a)	5,373	41
NVR, Inc. (a)	1	4

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Oak Street Health, Inc. (a)	405	11
Okta, Inc. (a)	326	49
Olo, Inc., Class A (a)	3,358	45
Opendoor Technologies, Inc. (a)	1,026	9
Outset Medical, Inc. (a)	235	11
Overstock.com, Inc. (a)	6,409	282
Party City Holdco, Inc. (a)	15,612	56
Peloton Interactive, Inc., Class A (a)	3,169	84
Pool Corp.	8	3
Privia Health Group, Inc. (a)	666	18
Procore Technologies, Inc. (a)	742	43
Progressive Corp. (The)	411	47
Qualtrics International, Inc., Class A (a)	186	5
Quotient Ltd. (a)	4,549	5
Redfin Corp. (a)	1,721	31
Relay Therapeutics, Inc. (a)	193	6
Ribbit LEAP Ltd. (Units) SPAC (a)(e)	894	9
Rivian Automotive, Inc., Class A (a)	196	10
ROBLOX Corp., Class A (a)	4,005	185
Rollins, Inc.	186	7
Roper Technologies, Inc.	5	2
Royal Gold, Inc.	183	26
Royalty Pharma PLC, Class A	10,914	425
S&P Global, Inc.	62	25
salesforce.com, Inc. (a)	843	179
Samsara, Inc., Class A (a)	2,397	38
Schrodinger, Inc. (a)	259	9
Seer, Inc. (a)	623	10
Service Corp. International	54	4
ServiceNow, Inc. (a)	375	209
Sherwin-Williams Co. (The)	4	1
Signify Health, Inc., Class A (a)	336	6
Snap, Inc., Class A (a)	2,649	95
Snowflake, Inc., Class A (a)	2,253	516
SomaLogic, Inc. (a)	1,075	9
Spotify Technology SA (a)	480	72
Starbucks Corp.	12	1
Synopsys, Inc. (a)	4	1
TCV Acquisition Corp., Class A SPAC (a)	944	9
Texas Pacific Land Corp.	22	30
Thermo Fisher Scientific, Inc.	4	2
Trade Desk, Inc. (The), Class A (a)	3,759	260
TransDigm Group, Inc. (a)	7	5
Trupanion, Inc. (a)	104	9
Twilio, Inc., Class A (a)	15	2
Twitter, Inc. (a)	1,773	69
Tyler Technologies, Inc. (a)	8	4
Uber Technologies, Inc. (a)	5,299	189
UiPath, Inc., Class A (a)	156	3
Unity Software, Inc. (a)	1,859	184
Upstart Holdings, Inc. (a)	661	72
Upwork, Inc. (a)	1,025	24
UTZ Brands, Inc.	1,495	22
Veeva Systems, Inc., Class A (a)	906	192
Vimeo, Inc. (a)	3,010	36
Visa, Inc., Class A	367	81
Walt Disney Co. (The) (a)	730	100
Warby Parker, Inc., Class A (a)	587	20
Waste Connections, Inc.	300	42

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Watsco, Inc.	4	1
Wayfair, Inc., Class A (a)	609	67
WeWork, Inc., Class A REIT (a)	2,739	19
Zillow Group, Inc., Class A (a)	162	8
Zoetis, Inc.	5	1
Zoom Video Communications, Inc., Class A (a)	897	105
ZoomInfo Technologies, Inc., Class A (a)	2,060	123
Zymergen, Inc. (a)	1,460	4
		10,425
Total Common Stocks (Cost $15,193)		16,386

Preferred Stock (0.3%)
United States (0.3%)
Databricks, Inc. (a)(d)(f) (acquisition cost — $44 ; acquired 8/31/21) (Cost $44)	198	41

Investment Companies (1.1%)
United Kingdom (0.1%)
Hipgnosis Songs Fund Ltd.	10,549	17
United States (1.0%)
Grayscale Bitcoin Trust (a)	5,535	169
Total Investment Companies (Cost $265)		186

	No. of Warrants
Warrants (0.0%) (c)
United States (0.0%) (c)
BARK, Inc. expires 5/1/26 (a)	373	1
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a)	261	—
SomaLogic, Inc. expires 8/31/26 (a)	96	—
Total Warrants (Cost $3)		1

	Shares
Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $483)	482,668	483
Total Investments Excluding Purchased Options (99.6%) (Cost $15,988)		17,097
Total Purchased Options Outstanding (0.0%) (c) (Cost $63)		6
Total Investments (99.6%) (Cost $16,051) (h)(i)(j)(k)		17,103
Other Assets in Excess of Liabilities (0.4%)		71
Net Assets (100.0%)		$17,174

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

The Fund had the following Derivative Contracts - PIPE open at March 31, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)		% of Net Assets
Dynamics Special Purpose Corp.	Senti Biosciences, Inc.(a)(d)(f)(l)(n)	$1,240	12/30/2022	$	(—@ )	(0.00)%*
Social Capital Suvretta Holdings Corp.III	ProKidney, LP. (a)(d)(f)(m)(n)	38,020	12/30/2022		(6)	(0.06)
					$(6)	(0.06)%

*	Amount is less than 0.005%.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Amount is less than 0.05%.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at March 31, 2022 amounts to approximately $106,000 and represents 0.6% of net assets.
(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)	At March 31, 2022, the Fund held a fair valued security and derivative contracts at approximately $35,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(h)	The approximate fair value and percentage of net assets, $3,340,000 and 19.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and purchased options.
(k)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,428,000 and the aggregate gross unrealized depreciation is approximately $2,382,000, resulting in net unrealized appreciation of approximately $1,046,000.
(l)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 124 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Senti Biosciences, Inc., and Dynamics Special Purpose Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Dynamics Special Purpose Corp., and Senti Biosciences, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Dynamics Special Purpose Corp., and Senti Biosciences, Inc. The investment is restricted from resale until the settlement date.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(m)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 3,802 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP., and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III, and ProKidney, LP., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III, and ProKidney, LP. The investment is restricted from resale until the settlement date.
(n)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
REIT	Real Estate Investment Trust.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	4,041,028	4,041	$4	$19	$(15)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	3,914,073	3,914	1	18	(17)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	2,533,588	2,534	1	17	(16)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	1,595,646	1,596	—@	9	(9)
							$6	$63	$(57)

@	Value is less than $500.
CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others*	58.7%
Information Technology Services	16.3
Software	14.1
Internet & Direct Marketing Retail	10.9
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open PIPE contracts with total unrealized depreciation of approximately $6,000.

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.6%)
Argentina (5.6%)
Globant SA (a)	34,364	$9,006

Brazil (5.5%)
B3 SA - Brasil Bolsa Balcao	1,001,730	3,305
Magazine Luiza SA	3,824,824	5,479
		8,784
China (29.1%)
360 DigiTech, Inc.	126,360	1,945
China East Education Holdings Ltd. (b)	1,010,000	582
China Resources Beer Holdings Co., Ltd. (b)	338,000	2,056
China Resources Mixc Lifestyle Services Ltd. (b)	305,200	1,494
Foshan Haitian Flavouring & Food Co., Ltd., Class A	347,490	4,772
Haidilao International Holding Ltd. (b)	1,866,000	3,590
HUYA, Inc. ADR (a)	302,221	1,351
KE Holdings, Inc. ADR (a)	304,972	3,772
Kuaishou Technology (a)(b)	434,700	3,983
Kweichow Moutai Co., Ltd., Class A	17,089	4,604
Meituan, Class B (a)(b)	335,300	6,352
Shenzhou International Group Holdings Ltd. (b)	192,600	2,543
Tencent Holdings Ltd. (b)	78,000	3,595
Trip.com Group Ltd. ADR (a)	237,480	5,491
Yihai International Holding Ltd. (a)(b)	197,000	560
		46,690
India (21.0%)
HDFC Bank Ltd.	623,185	12,002
ICICI Bank Ltd. ADR	604,734	11,454
IndusInd Bank Ltd.	472,635	5,783
Shree Cement Ltd.	10,443	3,294
Zomato Ltd. (a)	1,122,208	1,208
		33,741
Indonesia (1.2%)
Avia Avian Tbk PT (a)	35,138,500	1,908

Korea, Republic of (8.6%)
KakaoBank Corp. (a)	141,937	5,995
NAVER Corp.	27,851	7,740
		13,735
Mexico (1.4%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	98,195	2,181

Singapore (5.0%)
Grab Holdings Ltd., Class A (a)	965,168	3,378
Grab Holdings Ltd., Class A (a)(c)	260,149	874
Sea Ltd. ADR (a)	30,841	3,695
		7,947
Taiwan (6.8%)
Nien Made Enterprise Co., Ltd.	119,000	1,386
Silergy Corp.	29,000	3,400
Taiwan Semiconductor Manufacturing Co., Ltd.	298,000	6,113
		10,899

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

United States (14.4%)
Coupang, Inc. (a)	417,969	7,390
MercadoLibre, Inc. (a)	9,174	10,912
NU Holdings Ltd., Class A (a)	629,832	4,863
		23,165
Total Common Stocks (Cost $177,961)		158,056

Investment Company (1.2%)
United States (1.2%)
Grayscale Bitcoin Trust (a) (Cost $2,794)	60,795	1,857

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $1,674)	1,674,499	1,674
Total Investments Excluding Purchased Options (100.8%) (Cost $182,429)		161,587
Total Purchased Options Outstanding (0.0%) (e) (Cost $871)		37
Total Investments (100.8%) (Cost $183,300) (f)(g)(h)(i)		161,624
Liabilities in Excess of Other Assets (–0.8%)		(1,318)
Net Assets (100.0%)		$160,306

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund code not found has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2022 amounts to approximately $874,000 and represents 0.5% of net assets.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(e)	Amount is less than 0.05%.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	The approximate fair value and percentage of net assets, $82,960,000 and 51.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(i)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,191,000 and the aggregate gross unrealized depreciation is approximately $39,867,000, resulting in net unrealized depreciation of approximately $21,676,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Call Options Purchased:

The fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	86,331,707	86,332	$26	$586	$(560)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	53,625,517	53,626	11	285	(274)

							$37	$871	$(834)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.1%
Banks	24.8
Internet & Direct Marketing Retail	16.5
Interactive Media & Services	9.5
Semiconductors & Semiconductor Equipment	5.9
Hotels, Restaurants & Leisure	5.6
Information Technology Services	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Argentina (1.5%)
Globant SA (a)	36,729	$9,626

Brazil (3.4%)
Itau Unibanco Holding SA (Preference)	1,934,000	11,163
Lojas Renner SA	1,672,337	9,659
		20,822
China (15.1%)
BYD Co., Ltd. H Shares (b)	214,000	5,952
China Construction Bank Corp. H Shares (b)	17,954,120	13,449
China Mengniu Dairy Co., Ltd. (b)	1,610,000	8,632
China Merchants Bank Co., Ltd. H Shares (b)	1,396,500	10,871
China Resources Beer Holdings Co., Ltd. (b)	1,012,000	6,157
China Tourism Group Duty Free Corp. Ltd., Class A	52,300	1,345
Hua Hong Semiconductor Ltd. (a)(b)	313,000	1,307
JD.com, Inc., Class A (a)(b)	25,523	725
Jiangsu Hengrui Medicine Co., Ltd., Class A	452,059	2,614
Kweichow Moutai Co., Ltd., Class A	23,149	6,236
Li Ning Co., Ltd. (b)	499,000	4,237
Proya Cosmetics Co. Ltd., Class A	73,300	2,171
Shenzhou International Group Holdings Ltd. (b)	538,600	7,111
Sungrow Power Supply Co. Ltd.	170,495	2,860
Tencent Holdings Ltd. (b)	405,800	18,705
Will Semiconductor Co. Ltd. Shanghai	41,500	1,254
		93,626
Czech Republic (1.2%)
Komercni Banka AS	185,895	7,197

Germany (1.0%)
Infineon Technologies AG	190,841	6,456

India (18.5%)
Asian Paints Ltd.	121,334	4,910
Bajaj Auto Ltd.	44,126	2,119
Eicher Motors Ltd.	82,273	2,653
Gland Pharma Ltd. (a)	76,869	3,306
HDFC Bank Ltd. ADR	175,844	10,785
Hindalco Industries Ltd.	1,554,521	11,598
Housing Development Finance Corp., Ltd.	378,010	11,820
ICICI Bank Ltd.	1,317,854	12,570
ICICI Prudential Life Insurance Co., Ltd.	620,093	4,076
Infosys Ltd.	357,609	8,955
Infosys Ltd. ADR	112,779	2,807
Mahindra & Mahindra Financial Services Ltd.	1,675,703	3,493
Mahindra & Mahindra Ltd.	397,468	4,203
MakeMyTrip Ltd. (a)	102,976	2,763
Max Healthcare Institute Ltd. (a)	550,018	2,468
Reliance Industries Ltd.	416,860	14,418
Shree Cement Ltd.	9,326	2,942
State Bank of India	1,422,887	9,193
		115,079

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Indonesia (2.2%)
Bank Central Asia Tbk PT	15,007,300	8,342
Bank Mandiri Persero Tbk PT	9,229,800	5,062
		13,404
Korea, Republic of (10.8%)
KB Financial Group, Inc.	151,134	7,574
Kia Motor Corp.	52,770	3,196
LG Chem Ltd.	7,602	3,322
NAVER Corp.	12,592	3,500
Samsung Electronics Co., Ltd.	661,887	37,875
Samsung SDI Co., Ltd.	9,922	4,829
SK Hynix, Inc.	70,900	6,820
		67,116
Mexico (5.7%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	411,331	9,136
Grupo Financiero Banorte SAB de CV Series O	1,963,690	14,792
Wal-Mart de Mexico SAB de CV	2,794,098	11,450
		35,378
Netherlands (1.0%)
ASML Holding N.V.	8,887	5,936

Panama (1.7%)
Copa Holdings SA, Class A (a)	127,398	10,655

Poland (2.7%)
Bank Polska Kasa Opieki SA	304,389	8,136
LPP SA	3,177	8,597
		16,733
Portugal (1.2%)
Galp Energia SGPS SA	586,184	7,411

Russia (0.0%)
Fix Price Group Ltd. GDR (Euroclear) (c)	611,648	—
Fix Price Group Ltd. GDR (c)	310,119	—
		—
South Africa (6.4%)
Anglo American Platinum Ltd.	58,462	7,997
Anglo American PLC	378,233	19,785
Capitec Bank Holdings Ltd.	76,438	12,173
		39,955
Taiwan (18.0%)
Airtac International Group	273,448	8,792
ASE Technology Holding Co., Ltd.	2,878,626	10,258
CTBC Financial Holding Co., Ltd.	6,513,000	6,638
Delta Electronics, Inc.	1,487,000	13,787
MediaTek, Inc.	64,000	1,992
Novatek Microelectronics Corp.	316,000	4,646
Silergy Corp.	53,000	6,214
Taiwan Semiconductor Manufacturing Co., Ltd.	1,953,205	40,067

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	175,205	18,267
Voltronic Power Technology Corp.	20,000	1,009
		111,670
Thailand (0.6%)
Ngern Tid Lor PCL (a)	3,211,900	3,707

United Kingdom (2.6%)
Antofagasta PLC	264,533	5,748
Mondi PLC (d)	532,517	10,581
		16,329
United States (5.1%)
Applied Materials, Inc.	31,503	4,152
EPAM Systems, Inc. (a)	15,428	4,576
MercadoLibre, Inc. (a)	7,179	8,539
NIKE, Inc., Class B	48,351	6,506
NVIDIA Corp.	30,040	8,197
		31,970
Total Common Stocks (Cost $481,575)		613,070

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $13,432)	13,432,071	13,432
Total Investments (100.9%) (Cost $495,007) Including $6,635 of Securities Loaned (f)(g)(h)		626,502
Liabilities in Excess of Other Assets (–0.9%)		(5,513)
Net Assets (100.0%)		$620,989

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	At March 31, 2022, the Fund held fair valued securities at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $6,635,000 and $7,051,000, respectively. The Fund received non-cash collateral of approximately $7,051,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(g)	The approximate fair value and percentage of net assets, $461,593,000 and 74.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $158,844,000 and the aggregate gross unrealized depreciation is approximately $27,349,000, resulting in net unrealized appreciation of approximately $131,495,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	46.3%
Banks	22.0
Semiconductors & Semiconductor Equipment	18.5
Metals & Mining	7.2
Tech Hardware, Storage & Peripherals	6.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (95.5%)
Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond,
8.00%, 11/26/29		$320	$322

Argentina (0.9%)
Corporate Bond (0.5%)
Pampa Energia SA,
9.13%, 4/15/29 (a)		150	134

Sovereign (0.4%)
Argentine Republic Government International Bond,
0.50%, 7/9/30 (b)		127	43
1.00%, 7/9/29		24	8
1.13%, 7/9/35 (b)		232	71
			122
			256
Armenia (1.5%)
Corporate Bond (0.9%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25 (a)		270	266

Sovereign (0.6%)
Republic of Armenia International Bond,
3.95%, 9/26/29		200	170
			436
Bahrain (0.7%)
Sovereign (0.7%)
Bahrain Government International Bond,
7.50%, 9/20/47		200	197

Benin (0.7%)
Sovereign (0.7%)
Benin Government International Bond,
4.95%, 1/22/35	EUR	230	208

Brazil (5.4%)
Corporate Bonds (1.4%)
MARB BondCo PLC,
3.95%, 1/29/31 (a)		200	178
Movida Europe SA,
5.25%, 2/8/31 (a)		200	179
Suzano Austria GmbH,
3.75%, 1/15/31		40	38
			395

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Sovereign (4.0%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23 – 1/1/27	BRL	4,800	975
Brazilian Government International Bond,
3.88%, 6/12/30		$200	185
			1,160
			1,555
Burkina Faso (0.6%)
Corporate Bond (0.6%)
Endeavour Mining PLC,
5.00%, 10/14/26 (a)		200	185

Chile (3.5%)
Corporate Bonds (2.0%)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par,
4.05%, 4/27/26 (a)		$200	190
Cencosud SA,
4.38%, 7/17/27		200	204
Kenbourne Invest SA,
4.70%, 1/22/28 (a)		200	176
			570
Sovereign (1.5%)
Bonos de la Tesoreria de la Republica en pesos,
2.30%, 10/1/28 (a)	CLP	130,000	131
4.50%, 3/1/26		90,000	107
Chile Government International Bond,
3.50%, 1/25/50		$200	183
			421
			991
China (5.8%)
Corporate Bonds (2.0%)
Country Garden Holdings Co., Ltd.,
7.25%, 4/8/26		260	202
Huarong Finance Co. Ltd.,
3.88%, 11/13/29		200	182
Huarong Finance II Co. Ltd.,
4.63%, 6/3/26		200	196
			580
Sovereign (3.8%)
China Government Bond,
2.68%, 5/21/30	CNY	2,820	438
3.13%, 11/21/29		4,140	665
			1,103
			1,683
Colombia (4.5%)
Corporate Bonds (2.5%)
Banco GNB Sudameris SA,
7.50%, 4/16/31 (a)		$200	187
Canacol Energy Ltd.,
5.75%, 11/24/28 (a)		200	188
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)		200	173
SierraCol Energy Andina LLC,
6.00%, 6/15/28 (a)		200	182
			730

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Sovereign (2.0%)
Colombia Government International Bond,
4.13%, 5/15/51		200	151
Colombian TES,
Series B
6.00%, 4/28/28	COP	588,800	132
7.00%, 6/30/32		253,800	56
7.50%, 8/26/26		559,100	139
10.00%, 7/24/24		332,400	90
			568
			1,298
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
7.16%, 3/12/45		$200	199

Czech Republic (1.3%)
Sovereign (1.3%)
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	8,970	380

Dominican Republic (2.1%)
Sovereign (2.1%)
Dominican Republic International Bond,
5.30%, 1/21/41 (a)		$300	261
5.50%, 2/22/29 (a)		150	149
9.75%, 6/5/26 (a)	DOP	10,550	196
			606
Ecuador (1.1%)
Sovereign (1.1%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$20	11
0.50%, 7/31/40 (a)(b)		100	57
0.50%, 7/31/40 (b)		170	98
1.00%, 7/31/35 (a)(b)		103	68
5.00%, 7/31/30 (a)(b)		83	70
			304
Egypt (3.4%)
Corporate Bond (1.3%)
African Export-Import Bank (The),
3.99%, 9/21/29 (a)		390	370

Sovereign (2.1%)
Egypt Government International Bond,
6.38%, 4/11/31 (a)	EUR	230	219
7.50%, 2/16/61 (a)		$200	159
7.50%, 2/16/61		300	239
			617
			987

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

El Salvador (0.2%)
Sovereign (0.2%)
El Salvador Government International Bond,
7.12%, 1/20/50 (a)		150	68

Ghana (2.4%)
Corporate Bonds (1.3%)
Kosmos Energy Ltd.,
7.13%, 4/4/26 (a)		$200	196
Tullow Oil PLC,
7.00%, 3/1/25		200	165
			361
Sovereign (1.1%)
Ghana Government International Bond,
7.75%, 4/7/29		220	162
8.88%, 5/7/42 (a)		200	141
			303
			664
Honduras (0.7%)
Sovereign (0.7%)
Honduras Government International Bond,
6.25%, 1/19/27		200	191

Hungary (1.0%)
Sovereign (1.0%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	62,270	151
6.00%, 11/24/23		44,630	134
			285
India (0.8%)
Corporate Bond (0.8%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)		$240	241

Indonesia (3.5%)
Sovereign (3.5%)
Indonesia Government International Bond,
4.45%, 4/15/70		230	238
Indonesia Treasury Bond,
6.50%, 6/15/25 – 2/15/31	IDR	4,633,000	329
7.00%, 9/15/30		356,000	25
7.50%, 6/15/35		1,991,000	143
8.38%, 4/15/39		2,360,000	182
8.75%, 5/15/31		1,310,000	103
			1,020

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Israel (1.2%)
Corporate Bonds (1.2%)
Bank Hapoalim BM,
3.26%, 1/21/32 (a)		$200	185
Energean Israel Finance Ltd.,
4.88%, 3/30/26 (a)		165	160
			345
Ivory Coast (0.9%)
Sovereign (0.9%)
Ivory Coast Government International Bond,
4.88%, 1/30/32 (a)	EUR	274	268

Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		$200	183

Kazakhstan (0.6%)
Sovereign (0.6%)
Development Bank of Kazakhstan JSC,
10.95%, 5/6/26 (a)	KZT	100,000	173

Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (c)(d)		$266	33

Malaysia (3.1%)
Sovereign (3.1%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	950	206
3.96%, 9/15/25		1,043	254
4.18%, 7/15/24		762	186
4.23%, 6/30/31		488	118
4.50%, 4/15/30		559	138
			902
Mexico (12.7%)
Corporate Bonds (4.5%)
Alsea SAB de CV,
7.75%, 12/14/26 (a)		$200	208
Banco Mercantil del Norte SA,
5.88%, 1/24/27 (a)(e)		200	185
Cemex SAB de CV,
5.13%, 8/6/26 (a)(e)		200	197
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	151
Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25		200	195
Trust Fibra Uno,
6.39%, 1/15/50 (a)		240	243
Unifin Financiera SAB de CV,
9.88%, 1/28/29 (a)		200	118
			1,297

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Sovereign (8.2%)
Banco Nacional de Comercio Exterior SNC,
2.72%, 8/11/31 (a)		200	191
Mexican Bonos,
10.00%, 12/5/24	MXN	1,388	72
Series M
7.50%, 6/3/27		14,085	680
7.75%, 5/29/31		12,030	583
8.00%, 12/7/23		2,072	104
10.00%, 12/5/24		1,621	84
Petroleos Mexicanos,
6.70%, 2/16/32		$231	220
6.95%, 1/28/60		535	435
			2,369
			3,666
Mongolia (0.6%)
Sovereign (0.6%)
Mongolia Government International Bond,
4.45%, 7/7/31 (a)		200	181

Nigeria (4.9%)
Corporate Bonds (3.6%)
Access Bank PLC,
9.13%, 7/10/26 (a)(e)		200	186
Fidelity Bank PLC,
7.63%, 10/28/26 (a)		200	191
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		270	270
SEPLAT Energy PLC,
7.75%, 4/1/26 (a)		210	202
United Bank for Africa PLC,
6.75%, 11/19/26 (a)		200	192
			1,041
Sovereign (1.3%)
Nigeria Government International Bond,
7.38%, 9/28/33 (a)		200	182
Republic of Nigeria,
8.38%, 3/24/29 (a)		200	203
			385
			1,426
Oman (0.8%)
Sovereign (0.8%)
Oman Government International Bond,
6.25%, 1/25/31 (a)		210	223

Panama (0.7%)
Corporate Bond (0.7%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)		200	191

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Paraguay (0.6%)
Corporate Bond (0.6%)
Frigorifico Concepcion SA,
7.70%, 7/21/28 (a)		200	178

Peru (2.1%)
Corporate Bonds (1.3%)
InRetail Consumer,
3.25%, 3/22/28 (a)		200	188
Lima Metro Line 2 Finance Ltd.,
4.35%, 4/5/36 (a)		193	191
			379
Sovereign (0.8%)
Peru Government Bond,
5.40%, 8/12/34	PEN	259	62
5.94%, 2/12/29		622	164
6.15%, 8/12/32		1	—
			226
			605
Poland (1.5%)
Sovereign (1.5%)
Republic of Poland Government Bond,
4.00%, 10/25/23	PLN	455	106
5.75%, 9/23/22		1,370	328
			434
Qatar (1.0%)
Sovereign (1.0%)
Qatar Government International Bond,
4.82%, 3/14/49 (a)		$230	273

Romania (2.1%)
Sovereign (2.1%)
Romania Government Bond,
4.75%, 2/24/25 – 10/11/34	RON	1,590	331
Romanian Government International Bond,
1.75%, 7/13/30 (a)	EUR	80	75
3.75%, 2/7/34 (a)		180	186
			592
Russia (0.2%)
Corporate Bond (0.1%)
Alfa Bank AO Via Alfa Bond Issuance PLC,
5.95%, 4/15/30 (f)		$300	30

Sovereign (0.1%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29 (c)(d)(f)	RUB	37,491	14
7.70%, 3/23/33 (c)(d)(f)		54,377	20
			34
			64

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Saudi Arabia (0.7%)
Corporate Bond (0.7%)
SA Global Sukuk Ltd.,
2.69%, 6/17/31 (a)		$200	190

Senegal (1.2%)
Sovereign (1.2%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		350	331

Serbia (0.6%)
Sovereign (0.6%)
Serbia International Bond,
2.13%, 12/1/30		200	168

South Africa (5.5%)
Sovereign (5.5%)
Republic of South Africa Government Bond,
8.25%, 3/31/32	ZAR	3,317	203
8.75%, 1/31/44		1,980	114
9.00%, 1/31/40		21,018	1,258
			1,575
Sri Lanka (0.8%)
Sovereign (0.8%)
Sri Lanka Government International Bond,
7.55%, 3/28/30		$500	236

Supranational (0.7%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (a)	EUR	200	205

Tanzania, United Republic of (0.7%)
Corporate Bond (0.7%)
HTA Group Ltd.,
7.00%, 12/18/25 (a)		$200	198

Thailand (2.1%)
Sovereign (2.1%)
Thailand Government Bond,
2.13%, 12/17/26	THB	429	13
3.63%, 6/16/23		7,250	226
4.88%, 6/22/29		10,144	358
			597
Togo (0.7%)
Corporate Bond (0.7%)
Ecobank Transnational, Inc.,
8.75%, 6/17/31		$200	189

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Turkey (0.6%)
Sovereign (0.6%)
Turkey Government International Bond,
5.88%, 6/26/31		200	171

Ukraine (1.5%)
Corporate Bond (0.3%)
NPC Ukrenergo,
6.88%, 11/9/26 (a)		200	80

Sovereign (1.2%)
NAK Naftogaz Ukraine via Kondor Finance PLC,
7.13%, 7/19/24	EUR	200	72
Ukraine Government International Bond,
6.75%, 6/20/26		$340	158
6.88%, 5/21/29		250	106
			336
			416
United Arab Emirates (2.1%)
Corporate Bonds (1.4%)
DP World Salaam,
6.00%, 1/10/25 (e)		200	207
Galaxy Pipeline Assets Bidco Ltd.,
3.25%, 9/30/40 (a)		230	209
			416
Sovereign (0.7%)
Abu Dhabi Government International Bond,
3.13%, 4/16/30		200	205
			621
Uzbekistan (0.6%)
Sovereign (0.6%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (a)		200	175

Venezuela (0.4%)
Sovereign (0.4%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)		1,582	117

Zambia (1.7%)
Sovereign (1.7%)
Zambia Goverment Bond,
13.00%, 12/27/31	ZMW	990	30
Zambia Government Bond,
11.00%, 1/25/26		3,680	144
13.00%, 1/25/31		5,290	166
Zambia Government International Bond,
5.38%, 9/20/22		$200	139
			479
Total Fixed Income Securities (Cost $32,498)			27,481

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

	No. of Warrants
Warrant (0.0%) (g)
Venezuela (0.0%) (g)
Venezuela Government International Bond, Oil-Linked Payment Obligation 0.00%, expires 4/15/20 (h) (Cost $—)	495	4

	Shares
Short-Term Investments (2.9%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $382)	381,993	382

	Face Amount (000)
Egypt (1.5%)
Sovereign (1.5%)
Egypt Treasury Bills,
12.85%, 10/25/22	EGP	5,475	280
12.95%, 9/13/22		2,825	147
Total Sovereign (Cost $449)			427

U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.06%, 7/14/22 (j) (Cost $30)		$30	30
Total Short-Term Investments (Cost $861)			839
Total Investments (98.4%) (Cost $33,359) (k)(l)(m)			28,324
Other Assets in Excess of Liabilities (1.6%)			453
Net Assets (100.0%)			$28,777

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.
(c)	Non-income producing security; bond in default.
(d)	Issuer in bankruptcy.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2022.
(f)	At March 31, 2022, the Fund held fair valued securities at approximately $64,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(g)	Amount is less than 0.05%.
(h)	Perpetual maturity date. Date disclosed is the last expiration date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at March 31, 2022.
(k)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(m)	At March 31, 2022, , the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $668,000 and the aggregate gross unrealized depreciation is approximately $5,802,000, resulting in net unrealized depreciation of approximately $5,134,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	120		$133	5/20/22	$	—@
Bank of America NA	EUR	180		$198	5/20/22		(2)
Bank of America NA		$423	EUR	380	5/20/22		(2)
Bank of America NA		$156	EUR	140	5/20/22		(1)
Barclays Bank PLC		$515	EUR	470	5/20/22		5
BNP Paribas SA	RUB	12,300		$98	4/11/22		(52)
BNP Paribas SA		$87	RUB	10,400	4/11/22		41
BNP Paribas SA	EUR	2,130		$2,424	5/20/22		64
BNP Paribas SA		$426	PLN	1,700	5/20/22		(23)
BNP Paribas SA	ZAR	12,530		$818	5/20/22		(34)
Citibank NA	PLN	1,370		$320	5/20/22		(5)
Citibank NA		$150	CZK	3,400	5/20/22		3
Citibank NA		$186	THB	6,000	5/20/22		(5)
HSBC Bank PLC	PLN	620		$145	5/20/22		(1)
JPMorgan Chase Bank NA	RUB	18,940		$149	4/11/22		(83)
JPMorgan Chase Bank NA	MXN	4,850		$234	5/20/22		(8)
JPMorgan Chase Bank NA		$412	CZK	8,960	5/20/22		(8)
JPMorgan Chase Bank NA		$364	HUF	115,000	5/20/22		(20)
Standard Chartered Bank		$96	RUB	10,600	4/11/22		34
Standard Chartered Bank	CNH	890		$139	5/20/22		(1)
UBS AG	IDR	600,000		$42	5/20/22		—@
Westpac Banking Corp.	CNH	950		$148	5/20/22		(1)
Westpac Banking Corp.		$140	THB	4,650	5/20/22		—@
							$(99)

@	Value is less than $500.
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
ZAR	—	South African Rand
ZMW	—	Zambian Kwacha

Portfolio Composition
Classification	Percentage of Total Investments
Sovereign	66.8%
Corporate Bonds	29.5
Others*	3.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $99,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.9%)
Argentina (4.8%)
Globant SA (a)	66,189	$17,346

Brazil (1.6%)
Pagseguro Digital Ltd., Class A (a)	283,758	5,689

China (17.3%)
BYD Co., Ltd. H Shares (b)	182,000	5,063
Contemporary Amperex Technology Co. Ltd., Class A	18,800	1,504
Kingdee International Software Group Co., Ltd. (a)(b)	4,752,000	10,411
Li Ning Co., Ltd. (b)	2,788,000	23,674
Proya Cosmetics Co. Ltd., Class A	406,249	12,033
Wuliangye Yibin Co., Ltd., Class A	406,589	9,871
		62,556
Germany (3.3%)
Delivery Hero SE (a)	274,254	11,953

India (31.1%)
Aarti Industries Ltd.	1,492,814	18,738
AU Small Finance Bank Ltd. (a)	1,099,789	17,956
Bajaj Finance Ltd.	303,541	28,827
Dixon Technologies India Ltd.	99,358	5,614
Happiest Minds Technologies Ltd.	565,841	7,819
IIFL Wealth Management Ltd.	328,184	7,200
Kotak Mahindra Bank Ltd.	689,005	15,824
SRF Ltd.	306,687	10,760
		112,738
Netherlands (0.6%)
ASM International N.V.	6,414	2,336

Singapore (4.9%)
Sea Ltd. ADR (a)	111,805	13,393
TDCX, Inc. ADR (a)	373,004	4,532
		17,925
Taiwan (15.9%)
Chailease Holding Co., Ltd.	115,000	1,009
Silergy Corp.	125,000	14,656
Taiwan Semiconductor Manufacturing Co., Ltd.	1,359,000	27,878
Voltronic Power Technology Corp.	280,334	14,147
		57,690
United States (20.4%)
Advanced Micro Devices, Inc. (a)	104,986	11,479
Freshworks, Inc., Class A (a)	62,629	1,122
MercadoLibre, Inc. (a)	22,147	26,344
NIKE, Inc., Class B	87,934	11,833
NVIDIA Corp.	48,355	13,194
Thoughtworks Holding, Inc. (a)	471,164	9,805
		73,777
Total Common Stocks (Cost $374,573)		362,010

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Short-Term Investment (7.3%)
Investment Company (7.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $26,467)	26,467,433	26,467
Total Investments (107.2%) (Cost $401,040) (d)(e)(f)		388,477
Liabilities in Excess of Other Assets (-7.2%)		(26,208)
Net Assets (100.0%)		$362,269

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $247,273,000 and 68.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $33,664,000 and the aggregate gross unrealized depreciation is approximately $46,227,000, resulting in net unrealized depreciation of approximately $12,563,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	21.0%
Semiconductors & Semiconductor Equipment	17.9
Information Technology Services	11.6
Internet & Direct Marketing Retail	9.9
Textiles, Apparel & Luxury Goods	9.1
Banks	8.7
Chemicals	7.6
Consumer Finance	7.4
Short-Term Investments	6.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
China (7.0%)
NetEase, Inc. ADR	32,548	$2,919
Tencent Holdings Ltd. ADR	90,903	4,220
		7,139
France (8.2%)
LVMH Moet Hennessy Louis Vuitton SE ADR	59,047	8,419

India (6.1%)
HDFC Bank Ltd. ADR	100,986	6,194

Italy (6.3%)
Ferrari N.V.	29,292	6,388

Taiwan (6.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	58,769	6,127

United States (65.4%)
Ameriprise Financial, Inc.	17,210	5,169
Costco Wholesale Corp.	8,285	4,771
Danaher Corp.	22,581	6,624
Domino's Pizza, Inc.	7,399	3,011
Estee Lauder Cos., Inc. (The), Class A	8,293	2,258
JPMorgan Chase & Co.	26,611	3,627
Mastercard, Inc., Class A	8,206	2,933
Microsoft Corp.	30,339	9,354
NextEra Energy, Inc.	41,437	3,510
Planet Fitness, Inc., Class A (a)	16,025	1,354
STORE Capital Corp. REIT	204,539	5,979
SVB Financial Group (a)	14,223	7,957
United Rentals, Inc. (a)	16,497	5,860
Waste Management, Inc.	26,491	4,199
		66,606
Total Common Stocks (Cost $90,489)		100,873

Investment Company (0.2%)
United States (0.2%)
Invesco China Technology ETF (a) (Cost $324)	4,670	219

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $563)	562,974	563
Total Investments (99.8%) (Cost $91,376) (c)(d)		101,655
Other Assets in Excess of Liabilities (0.2%)		222
Net Assets (100.0%)		$101,877

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,069,000 and the aggregate gross unrealized depreciation is approximately $2,790,000, resulting in net unrealized appreciation of approximately $10,279,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	29.5%
Banks	17.5
Software	9.2
Textiles, Apparel & Luxury Goods	8.3
Life Sciences Tools & Services	6.5
Automobiles	6.3
Semiconductors & Semiconductor Equipment	6.0
Equity Real Estate Investment Trusts (REITs)	5.9
Trading Companies & Distributors	5.7
Capital Markets	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
China (6.4%)
Alibaba Group Holding Ltd. ADR (a)	2,642	$287
NetEase, Inc. ADR	4,457	400
Tencent Holdings Ltd. ADR	14,739	684
		1,371
France (4.4%)
LVMH Moet Hennessy Louis Vuitton SE	1,310	935

India (3.5%)
HDFC Bank Ltd. ADR	12,025	738

Ireland (3.5%)
CRH PLC ADR	14,945	599
Ryanair Holdings PLC ADR (a)	1,648	143
		742
Italy (3.9%)
Ferrari N.V.	3,868	844

Japan (1.7%)
Nippon Telegraph & Telephone Corp. ADR	12,135	353

Singapore (0.6%)
Sea Ltd. ADR (a)	1,130	135

Taiwan (4.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,147	850

United Kingdom (5.6%)
Diageo PLC ADR	3,609	733
Experian PLC ADR	11,849	457
		1,190
United States (65.6%)
Ameriprise Financial, Inc.	2,337	702
Apple, Inc.	10,490	1,832
Brown & Brown, Inc.	2,769	200
Chevron Corp.	8,059	1,312
Danaher Corp.	3,071	901
Edwards Lifesciences Corp. (a)	1,765	208
Estee Lauder Cos., Inc. (The), Class A	1,904	518
First Republic Bank	3,850	624
Fortune Brands Home & Security, Inc.	2,473	184
JPMorgan Chase & Co.	4,062	554
Lululemon Athletica, Inc. (a)	1,795	656
Mastercard, Inc., Class A	1,478	528
McDonald's Corp.	2,005	496
MGM Resorts International	11,280	473
Microsoft Corp.	4,815	1,484
NextEra Energy, Inc.	6,927	587
Planet Fitness, Inc., Class A (a)	764	65
Progressive Corp. (The)	662	75

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

SBA Communications Corp. REIT	515	177
STORE Capital Corp. REIT	21,651	633
SVB Financial Group (a)	1,476	826
Target Corp.	1,736	368
United Rentals, Inc. (a)	1,119	397
Valero Energy Corp.	764	78
Veeva Systems, Inc., Class A (a)	600	127
		14,005
Total Common Stocks (Cost $16,639)		21,163

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $130)	130,184	130
Total Investments (99.8%) (Cost $16,769) (c)(d)(e)		21,293
Other Assets in Excess of Liabilities (0.2%)		50
Net Assets (100.0%)		$21,343

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $935,000 and 4.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments
(e)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,017,000 and the aggregate gross unrealized depreciation is approximately $493,000, resulting in net unrealized appreciation of approximately $4,524,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	57.5%
Banks	12.9
Tech Hardware, Storage & Peripherals	8.6
Textiles, Apparel & Luxury Goods	7.5
Software	7.0
Oil, Gas & Consumable Fuels	6.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Canada (6.0%)
Colliers International Group, Inc.	12,155	$1,584
Constellation Software, Inc.	1,150	1,966
		3,550
Finland (1.1%)
Revenio Group Oyj	12,491	654

Israel (4.9%)
Global-e Online Ltd. (a)	86,238	2,913

Netherlands (2.3%)
Basic-Fit N.V. (a)	29,813	1,326

Sweden (1.6%)
INVISIO AB	52,685	964

Switzerland (1.4%)
Sportradar Holding AG, Class A (a)	47,600	792

United Kingdom (12.5%)
Babcock International Group PLC (a)	776,874	3,299
Victoria PLC (a)	342,041	4,065
		7,364
United States (65.0%)
Affirm Holdings, Inc. (a)	67,316	3,115
Appian Corp. (a)	47,403	2,883
AppLovin Corp., Class A (a)	45,101	2,484
Bill.Com Holdings, Inc. (a)	8,022	1,819
Cardlytics, Inc. (a)	42,000	2,309
Carvana Co. (a)	24,431	2,914
Cricut, Inc., Class A (a)	334,418	4,378
Fastly, Inc., Class A (a)	167,492	2,911
Floor & Decor Holdings, Inc., Class A (a)	32,584	2,639
GoodRx Holdings, Inc., Class A (a)	152,439	2,947
Meta Platforms, Inc., Class A (a)	4,609	1,025
Netflix, Inc. (a)	1,943	728
Party City Holdco, Inc. (a)	400,472	1,434
Royalty Pharma PLC, Class A	63,200	2,462
salesforce.com, Inc. (a)	14,921	3,168
Zoom Video Communications, Inc., Class A (a)	9,951	1,167
		38,383
Total Common Stocks (Cost $78,935)		55,946

Short-Term Investment (7.2%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $4,255)	4,255,436	4,255
Total Investments (102.0%) (Cost $83,190) (d)(e)(h)(j)		60,201
Liabilities in Excess of Other Assets (–2.0%)		(1,184)
Net Assets (100.0%)		$59,017

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract — PIPE open at March 31, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP. (a)(b)(f)(g)(i)	$197,480	12/30/2022	$(30)	(0.06)%

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at March 31, 2022 amounts to approximately $(30,000) and represents (0.1)% of net assets.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $10,308,000 and 17.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At March 31, 2022, the Fund held a fair valued derivative contract at approximately $(30,000), representing (0.1)% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(g)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 19,748 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP., and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III and ProKidney, LP., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III and ProKidney, LP. The investment is restricted from resale until the settlement date.
(h)	At March 31, 2022 the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $838,000 and the aggregate gross unrealized depreciation is approximately $23,857,000, resulting in net unrealized depreciation of approximately $23,019,000.
(i)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.

PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	27.8%
Software	22.4
Household Durables	14.0
Specialty Retail	11.6
Information Technology Services	10.0
Aerospace & Defense	7.1
Short-Term Investments	7.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open PIPE contract with unrealized depreciation of approximately $30,000.

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.5%)
Australia (5.0%)
Charter Hall Group REIT	6,506	$79
Dexus REIT	6,245	51
Ingenia Communities Group REIT	16,725	63
National Storage REIT	28,578	58
		251
Belgium (0.9%)
Aedifica SA REIT	350	44

Canada (4.4%)
Allied Properties Real Estate Investment Trust REIT	1,709	64
InterRent Real Estate Investment Trust REIT	3,970	51
Tricon Residential, Inc.	6,888	109
		224
China (0.6%)
GDS Holdings Ltd. ADR (a)	714	28

France (1.0%)
Klepierre SA REIT	929	26
Mercialys SA REIT	2,533	25
		51
Germany (1.2%)
Vonovia SE	1,318	61

Hong Kong (3.9%)
ESR Cayman Ltd. (a)(b)	21,600	67
Hongkong Land Holdings Ltd.	13,100	64
Wharf Real Estate Investment Co., Ltd. (b)	13,000	64
		195
Japan (6.9%)
Mitsubishi Estate Logistics Investment Corp. REIT	19	74
Mitsui Fudosan Co., Ltd.	7,700	165
Nippon Building Fund, Inc. REIT	19	107
		346
Netherlands (1.0%)
NSI N.V. REIT	1,178	52

Singapore (2.5%)
Digital Core Management Pte Ltd. REIT (a)	34,700	38
Mapletree Industrial Trust REIT	19,600	39
Parkway Life REIT	14,300	50
		127
Spain (1.3%)
Merlin Properties Socimi SA REIT	5,373	63

Sweden (0.9%)
Catena AB	773	47

United Kingdom (5.4%)
Empiric Student Property PLC REIT	40,202	48
Hammerson PLC REIT	58,555	25

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Helical PLC	7,194	39
Land Securities Group PLC REIT	6,795	70
LondonMetric Property PLC REIT	13,858	50
Tritax Big Box PLC REIT	12,348	39
		271
United States (64.5%)
American Tower Corp. REIT	927	233
Boyd Gaming Corp.	1,383	91
Caesars Entertainment, Inc. (a)	284	22
Digital Realty Trust, Inc. REIT	931	132
Equity Residential REIT	2,078	187
Extra Space Storage, Inc. REIT	866	178
Healthpeak Properties, Inc. REIT	3,475	119
Kilroy Realty Corp. REIT	1,080	83
Kite Realty Group Trust REIT	3,322	76
LXP Industrial Trust REIT	4,965	78
Mid-America Apartment Communities, Inc. REIT	840	176
NETSTREIT Corp. REIT	2,930	66
Outfront Media, Inc. REIT	2,229	63
ProLogis, Inc. REIT	2,244	362
Public Storage REIT	664	259
Realty Income Corp. REIT	1,977	137
RPT Realty REIT	7,868	108
SBA Communications Corp. REIT	662	228
SITE Centers Corp. REIT	5,421	91
Sun Communities, Inc. REIT	863	151
Switch, Inc., Class A	1,885	58
Urban Edge Properties REIT	4,568	87
Welltower, Inc. REIT	2,742	264
		3,249
Total Common Stocks (Cost $4,959)		5,009

Short-Term Investments (1.9%)
Investment Companies (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (c) (Cost $95)	95,092	95
Total Investments (101.4%) (Cost $5,054) (d)(e)(f)		5,104
Liabilities in Excess of Other Assets (-1.4%)		(70)
Net Assets (100.0%)		$5,034

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $1,379,000 and 27.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $278,000 and the aggregate gross unrealized depreciation is approximately $228,000, resulting in net unrealized appreciation of approximately $50,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	16.6%
Residential	15.3
Industrial	13.1
Retail	12.6
Specialty	10.3
Self Storage	9.7
Health Care	9.3
Office	9.0
Others*	4.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
France (6.0%)
L’Oreal SA	175,475	$70,093
LVMH Moet Hennessy Louis Vuitton SE	106,980	76,362
Pernod Ricard SA	333,095	73,185
		219,640
Germany (4.4%)
SAP SE	1,435,515	159,095

Italy (0.4%)
Davide Campari-Milano N.V.	1,251,417	14,515

Netherlands (1.9%)
Heineken N.V.	708,768	67,779

United Kingdom (9.7%)
Experian PLC	934,285	35,994
Reckitt Benckiser Group PLC	2,989,135	228,029
RELX PLC (Euronext N.V.)	585,302	18,208
RELX PLC (LSE)	2,234,647	69,537
		351,768
United States (75.4%)
Abbott Laboratories	1,312,619	155,362
Accenture PLC, Class A	503,023	169,635
Automatic Data Processing, Inc.	592,631	134,847
Baxter International, Inc.	1,891,931	146,700
Becton Dickinson & Co.	486,332	129,364
Broadridge Financial Solutions, Inc.	286,996	44,688
Coca-Cola Co. (The)	1,086,362	67,354
Danaher Corp.	620,176	181,916
Equifax, Inc.	81,981	19,438
Estee Lauder Cos., Inc. (The), Class A	181,391	49,396
Fidelity National Information Services, Inc.	795,390	79,873
Intercontinental Exchange, Inc.	1,081,600	142,901
Microsoft Corp.	1,088,985	335,745
Moody’s Corp.	121,064	40,848
NIKE, Inc., Class B	416,797	56,084
Otis Worldwide Corp.	676,325	52,043
Philip Morris International, Inc.	3,133,167	294,330
Procter & Gamble Co. (The)	807,269	123,351
Roper Technologies, Inc.	166,679	78,711
Steris PLC	34,171	8,262
Thermo Fisher Scientific, Inc.	299,411	176,847
Visa, Inc., Class A	941,171	208,724
Zoetis, Inc.	219,544	41,404
		2,737,823
Total Common Stocks (Cost $2,582,730)		3,550,620

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $75,765)	75,765,038	75,765
Total Investments (99.9%) (Cost $2,658,495) (b)(c)(d)		3,626,385
Other Assets in Excess of Liabilities (0.1%)		2,883
Net Assets (100.0%)		$3,629,268

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(c)	The approximate fair value and percentage of net assets, $812,797,000 and 22.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,003,971,000 and the aggregate gross unrealized depreciation is approximately $36,081,000, resulting in net unrealized appreciation of approximately $967,890,000.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	17.7%
Information Technology Services	17.6
Software	13.7
Health Care Equipment & Supplies	12.1
Life Sciences Tools & Services	9.9
Household Products	9.7
Tobacco	8.1
Beverages	6.1
Capital Markets	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.9%)
Australia (2.3%)
APA Group (Units) (a)	46,474	$369
Atlas Arteria Ltd. (Units) (a)	232,003	1,129
Transurban Group (Units) (a)	565,310	5,712
		7,210
Canada (17.8%)
Canadian Pacific Railway Ltd.	28,433	2,347
Enbridge, Inc.	271,567	12,501
GFL Environmental, Inc.	356,366	11,596
Gibson Energy, Inc. (b)	442,937	8,861
Pembina Pipeline Corp.	220,294	8,277
TC Energy Corp. (b)	230,323	12,991
		56,573
China (5.9%)
China Gas Holdings Ltd. (c)	13,977,600	17,815
Zhejiang Expressway Co., Ltd., Class H (c)	1,008,000	845
		18,660
France (5.3%)
Aeroports de Paris (d)	2,099	314
Getlink SE	220,184	3,965
Vinci SA	122,555	12,522
		16,801
Germany (0.9%)
Fraport AG Frankfurt Airport Services Worldwide (d)	14,533	806
Vantage Towers AG	56,428	1,993
		2,799
Hong Kong (0.5%)
Power Assets Holdings Ltd.	247,571	1,612

Italy (5.7%)
Atlantia SpA (d)	87,155	1,812
Infrastrutture Wireless Italiane SpA	1,023,117	11,453
Terna SpA	565,084	4,853
		18,118
Japan (0.4%)
East Japan Railway Co.	20,500	1,186

Mexico (2.8%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	279,051	4,498
Grupo Aeroportuario del Sureste SAB de CV, Class B	204,944	4,552
		9,050
New Zealand (0.5%)
Auckland International Airport Ltd. (d)	285,502	1,545

Portugal (0.5%)
EDP Renovaveis SA	68,519	1,762

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Spain (5.2%)
Aena SME SA (d)	13,734	2,290
Cellnex Telecom SA	128,446	6,181
Ferrovial SA	143,002	3,803
Iberdrola SA	379,498	4,148
		16,422
Switzerland (0.4%)
Flughafen Zurich AG (Registered) (d)	6,992	1,255

United Kingdom (6.0%)
National Grid PLC	923,526	14,193
Pennon Group PLC	84,528	1,190
Severn Trent PLC	92,827	3,741
		19,124
United States (45.7%)
Ameren Corp.	34,659	3,250
American Electric Power Co., Inc.	103,120	10,288
American Tower Corp. REIT	57,306	14,397
American Water Works Co., Inc.	24,226	4,010
Atmos Energy Corp.	40,998	4,899
CenterPoint Energy, Inc.	144,847	4,438
Cheniere Energy, Inc.	72,319	10,027
Crown Castle International Corp. REIT	85,273	15,742
CSX Corp.	40,026	1,499
Edison International	89,094	6,246
Entergy Corp.	31,779	3,710
Eversource Energy	60,201	5,309
NiSource, Inc.	139,095	4,423
ONEOK, Inc.	77,469	5,472
PG&E Corp. (d)	253,935	3,032
SBA Communications Corp. REIT	27,362	9,415
Sempra Energy	75,127	12,630
Targa Resources Corp.	164,028	12,379
Union Pacific Corp.	10,750	2,937
Williams Cos., Inc. (The)	272,773	9,113
Xcel Energy, Inc.	26,175	1,889
		145,105
Total Common Stocks (Cost $264,707)		317,222

Short-Term Investments (2.6%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e)	7,456,179	7,456

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $389; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $396)	$389	389
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $35; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $36)	35	35
		424
Total Securities held as Collateral on Loaned Securities (Cost $7,880)		7,880

	Shares
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $462)	462,156	462
Total Short-Term Investments (Cost $8,342)		8,342
Total Investments (102.5%) (Cost $273,049) Including $7,421 of Securities Loaned (f)(g)(h)		325,564
Liabilities in Excess of Other Assets (-2.5%)		(7,892)
Net Assets (100.0%)		$317,672

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $7,421,000 and $7,880,000, respectively. The Fund received cash collateral of approximately $7,880,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $106,494,000 and 33.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for the book purposes. The aggregate gross unrealized appreciation is approximately $67,967,000 and the aggregate gross unrealized depreciation is approximately $15,452,000, resulting in net unrealized appreciation of approximately $52,515,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	37.7%
Others**	20.9
Communications	18.6
Electricity Transmission & Distribution	16.2
Diversified	6.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Australia (0.9%)
Redbubble Ltd. (a)	503,900	$577
Xero Ltd. (a)	12,948	981
		1,558
Belgium (0.6%)
Argenx SE ADR (a)	3,295	1,039

Canada (5.3%)
Shopify, Inc., Class A (a)	13,075	8,838

Netherlands (11.0%)
Adyen N.V. (a)	4,808	9,523
ASML Holding N.V.	13,128	8,769
		18,292
Singapore (8.6%)
Grab Holdings Limited, Class A (a)	1,462,432	5,118
Grab Holdings Limited, Class A (a)(b)	358,845	1,206
Sea Ltd. ADR (a)	66,603	7,978
		14,302
Sweden (1.5%)
Kinnevik AB, Class B (a)	97,508	2,543

United Kingdom (2.3%)
Atlassian Corp., PLC, Class A (a)	5,993	1,761
Deliveroo PLC (a)	1,454,341	2,144
		3,905
United States (67.0%)
10X Genomics, Inc., Class A (a)	33,603	2,556
Agilon health, Inc. (a)	198,719	5,038
Bill.Com Holdings, Inc. (a)	28,942	6,564
Cazoo Group Ltd. (a)(c)	625,055	1,725
Cloudflare, Inc., Class A (a)	87,262	10,445
Coinbase Global, Inc., Class A (a)	13,108	2,489
Coupang, Inc. (a)	451,375	7,980
Datadog, Inc., Class A (a)	40,071	6,070
Dlocal Ltd. (a)	145,997	4,564
Doximity, Inc., Class A (a)	31,266	1,629
Farfetch Ltd., Class A (a)	273,532	4,136
Ginkgo Bioworks Holdings, Inc. (a)	102,550	412
GoodRx Holdings, Inc., Class A (a)	49,519	957
Guardant Health, Inc. (a)	21,463	1,422
Heliogen, Inc. (a)	189,217	995
Intellia Therapeutics, Inc. (a)	9,337	678
Meli Kaszek Pioneer Corp., SPAC (a)	100,165	1,030
MercadoLibre, Inc. (a)	9,442	11,231
MongoDB, Inc. (a)	2,307	1,023
NU Holdings Ltd., Class A (a)(c)	227,983	1,760
ROBLOX Corp., Class A (a)	94,198	4,356
Royalty Pharma PLC, Class A	238,574	9,295
Snap, Inc., Class A (a)	71,452	2,572
Snowflake, Inc., Class A (a)	40,339	9,243
Trade Desk, Inc. (The), Class A (a)	93,162	6,451

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Unity Software, Inc. (a)	41,230	4,090
Veeva Systems, Inc., Class A (a)	13,773	2,926
		111,637
Total Common Stocks (Cost $203,157)		162,114

Preferred Stock (0.0%) (d)
United States (0.0%) (d)
Lookout, Inc. Series F (a)(b)(e) (acquisition cost — $72; acquired 6/17/14) (Cost $72)	6,374	33

Investment Company (1.2%)
Grayscale Bitcoin Trust (a) (Cost $2,743)	65,774	2,009

Short-Term Investments (4.0%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	3,210,150	3,210

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc. (0.30%, dated 3/31/22, due 4/1/22; proceeds $168; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $171)	$168	168
Merrill Lynch & Co., Inc. (0.20%, dated 3/31/22, due 4/1/22; proceeds $15; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $16)	15	15
		183
Total Securities held as Collateral on Loaned Securities (Cost $3,393)		3,393

	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $3,261)	3,260,951	3,261
Total Short-Term Investments (Cost $6,654)		6,654
Total Investments Excluding Purchased Options (102.4%) (Cost $212,626)		170,810
Total Purchased Options Outstanding (0.1%) (Cost $1,317)		143
Total Investments (102.5%) (Cost $213,943) Including $3,151 of Securities Loaned (g)(h)(i)(j)		170,953
Liabilities in Excess of Other Assets (-2.5%)		(4,215)
Net Assets (100.0%)		$166,738

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

The Fund had the following Derivative Contract - PIPE open at March 31, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(b)(e)(k)(l)	$676,220	12/30/22	$(102)	(0.06)%

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at March 31, 2022 amounts to approximately $1,137,000 and represents 0.7% of net assets.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $3,151,000 and $3,393,000, respectively. The Fund received cash collateral of approximately $3,393,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Amount is less than 0.05%.
(e)	At March 31, 2022, the Fund held a fair valued security and derivative contract at approximately $(69,000), representing less than (0.05)% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(h)	The approximate fair value and percentage of net assets, $15,769,000 and 9.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and purchased options.
(j)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,839,000 and the aggregate gross unrealized depreciation is approximately $57,931,000, resulting in net unrealized depreciation of approximately $43,092,000.
(k)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 67,622 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP, and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III, and ProKidney, LP, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III, and ProKidney, LP. The investment is restricted from resale until the settlement date.
(l)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	90,422,836	90,423	$101	$434	$(333)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	94,669,594	94,670	23	441	(418)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	43,502,787	43,503	13	296	(283)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	27,456,366	27,456	6	146	(140)
							$143	$1,317	$(1,174)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	26.0%
Other**	23.0
Internet & Direct Marketing Retail	17.3
Software	15.5
Entertainment	7.4
Pharmaceuticals	5.6
Semiconductors & Semiconductor Equipment	5.2
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with unrealized depreciation of approximately $102,000.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (96.6%)
Argentina (1.1%)
Globant SA (a)	217,964	$57,122

Canada (4.1%)
Shopify, Inc., Class A (a)	306,555	207,219

China (4.8%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,841,219	25,287
Meituan, Class B (a)(b)	6,145,300	116,416
Tencent Holdings Ltd. (b)	755,900	34,843
Trip.com Group Ltd. ADR (a)	2,951,540	68,240
		244,786
Denmark (5.7%)
DSV Panalpina A/S	1,501,081	287,690

France (2.0%)
Hermes International	72,964	103,269

Germany (1.4%)
Adidas AG	303,548	70,735

India (7.8%)
HDFC Bank Ltd.	14,465,457	278,602
ICICI Bank Ltd. ADR	5,999,712	113,634
		392,236
Italy (3.1%)
Moncler SpA	2,833,678	157,218

Japan (1.5%)
Keyence Corp.	167,400	77,624

Korea, Republic of (2.2%)
KakaoBank Corp. (a)	932,039	39,365
NAVER Corp.	249,768	69,418
		108,783
Netherlands (0.6%)
Adyen N.V. (a)	15,050	29,809

Singapore (1.4%)
Grab Holdings Ltd., Class A (a)	14,127,552	49,446
Grab Holdings Ltd., Class A (a)(c)	6,029,129	20,258
		69,704
United Kingdom (0.4%)
Fevertree Drinks PLC	790,734	18,463

United States (60.5%)
Adobe, Inc. (a)	372,827	169,867
Affirm Holdings, Inc. (a)	568,421	26,306
Agilon health, Inc. (a)	2,181,336	55,297
Amazon.com, Inc. (a)	75,591	246,423
Block, Inc., Class A (a)	1,296,165	175,760
Coupang, Inc. (a)	10,805,237	191,037

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

DoorDash, Inc., Class A (a)	1,070,278	125,426
Endeavor Group Holdings, Inc., Class A (a)	1,540,068	45,463
Farfetch Ltd., Class A (a)	1,996,825	30,192
Magic Leap, Class A (a)(c)(d) (acquisition cost — $3,174; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	495,081	176,932
MercadoLibre, Inc. (a)	183,408	218,160
Meta Platforms, Inc., Class A (a)	930,194	206,838
NU Holdings Ltd., Class A (a)	4,361,314	33,669
salesforce.com, Inc. (a)	629,816	133,723
ServiceNow, Inc. (a)	585,078	325,824
Snowflake, Inc., Class A (a)	124,527	28,533
Spotify Technology SA (a)	826,234	124,778
Uber Technologies, Inc. (a)	9,003,603	321,249
Visa, Inc., Class A	796,054	176,541
Walt Disney Co. (The) (a)	1,522,368	208,808
Zillow Group, Inc., Class A (a)	407,494	19,653
Zoom Video Communications, Inc., Class A (a)	201,483	23,620
		3,064,099
Total Common Stocks (Cost $3,539,734)		4,888,757

Investment Company (1.0%)
United States (1.0%)
Grayscale Bitcoin Trust (a) (Cost $75,271)	1,690,985	51,643

Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $143,499)	143,499,305	143,499
Total Investments Excluding Purchased Options (100.4%) (Cost $3,758,504)		5,083,899
Total Purchased Options Outstanding (0.0%) (f) (Cost $7,715)		331
Total Investments (100.4%) (Cost $3,766,219) (g)(h)(i)(j)		5,084,230
Liabilities in Excess of Other Assets (-0.4%)		(19,757)
Net Assets (100.0%)		$5,064,473

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2022 amounts to approximately $20,258,000 and represents 0.4% of net assets.
(d)	At March 31, 2022, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $18,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Amount is less than 0.05%.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	The approximate fair value and percentage of net assets, $1,308,739,000 and 25.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(j)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,685,684,000 and the aggregate gross unrealized depreciation is approximately $367,673,000, resulting in net unrealized appreciation of approximately $1,318,011,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	756,739,436	756,739	$226	$5,140	$(4,914)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	485,510,983	485,511	105	2,575	(2,470)
							$331	$7,715	$(7,384)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	18.6%
Information Technology Services	17.3
Software	12.8
Banks	9.2
Others*	9.0
Entertainment	7.5
Road & Rail	7.3
Textiles, Apparel & Luxury Goods	6.5
Interactive Media & Services	6.1
Air Freight & Logistics	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (96.0%)
Brazil (1.3%)
Vale SA	3,282	$66

Canada (18.1%)
Brookfield Asset Management, Inc., Class A	1,325	75
Canadian National Railway Co.	1,890	254
Constellation Software, Inc.	154	263
FirstService Corp.	502	73
Topicus.com, Inc. (a)	3,503	261
		926
Denmark (1.0%)
Chr Hansen Holding A/S	677	50

France (12.2%)
Christian Dior SE	221	150
EssilorLuxottica SA	1,347	246
Hermes International	56	79
L'Oreal SA	185	74
Remy Cointreau SA	376	78
		627
India (4.2%)
HDFC Bank Ltd. ADR	3,510	215

Italy (1.5%)
Brunello Cucinelli SpA (a)	1,301	76

Japan (1.0%)
Nintendo Co., Ltd.	100	50

Netherlands (8.4%)
ASML Holding N.V.	528	353
Universal Music Group N.V.	2,991	80
		433
United Kingdom (6.0%)
Rentokil Initial PLC	36,125	249
Victoria PLC (a)	5,153	61
		310
United States (42.3%)
Amazon.com, Inc. (a)	101	329
Axon Enterprise, Inc. (a)	900	124
Brown & Brown, Inc.	750	54
Costco Wholesale Corp.	233	134
Danaher Corp.	158	46
Domino's Pizza, Inc.	122	50
HEICO Corp., Class A	410	52
Intercontinental Exchange, Inc.	549	73
Intuitive Surgical, Inc. (a)	376	113
Linde PLC	75	24
Progressive Corp. (The)	1,116	127

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Royal Gold, Inc.	496	70
Royalty Pharma PLC, Class A	6,282	245
S&P Global, Inc.	168	69
salesforce.com, Inc. (a)	578	123
ServiceNow, Inc. (a)	290	161
Texas Pacific Land Corp.	58	78
UTZ Brands, Inc.	3,347	49
Veeva Systems, Inc., Class A (a)	526	112
Waste Connections, Inc.	936	131
		2,164
Total Common Stocks (Cost $4,410)		4,917

Investment Companies (1.9%)
United Kingdom (1.0%)
Hipgnosis Songs Fund Ltd.	32,941	52
United States (0.9%)
Grayscale Bitcoin Trust (a)	1,413	43
Total Investment Companies (Cost $107)		95

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $39)	38,590	39
Total Investments Excluding Purchased Options (98.6%) (Cost $4,556)		5,051
Total Purchased Options Outstanding (0.1%) (Cost $12)		2
Total Investments (98.7%) (Cost $4,568) (c)(d)(e)(f)		5,053
Other Assets in Excess of Liabilities (1.3%)		69
Net Assets (100.0%)		$5,122

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $1,245,000 and 24.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note to the Consolidated Portfolio of Investments.
(d)	The fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At March 31, 2022, the aggregate cost for federal income tax purposes is approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $588,000 and the aggregate gross unrealized depreciation is approximately $103,000, resulting in net unrealized appreciation of approximately $485,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	864,568	865	$1	$4	$(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	792,926	793	1	4	(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	372,201	372	—@	3	(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	230,682	231	—@	1	(1)
							$2	$12	$(10)

@	Value is less than $500.
CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Others*	47.0%
Software	16.0
Textiles, Apparel & Luxury Goods	10.9
Commercial Services & Supplies	7.5
Semiconductors & Semiconductor Equipment	7.0
Internet & Direct Marketing Retail	6.5
Road & Rail	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (100.6%)
Australia (4.0%)
Charter Hall Group REIT	76,483	$929
Dexus REIT	41,023	335
GPT Group (The) REIT	142,973	551
National Storage REIT	260,369	524
Stockland REIT	18,617	59
Vicinity Centres REIT	170,618	237
		2,635
Austria (0.3%)
CA Immobilien Anlagen AG	6,018	186

Belgium (0.4%)
Warehouses De Pauw CVA REIT	6,803	294

Canada (4.5%)
Allied Properties REIT	24,727	922
Dream Industrial REIT	53,613	692
InterRent REIT	36,618	469
Tricon Residential, Inc.	55,504	882
		2,965
China (0.4%)
GDS Holdings Ltd. ADR (a)	3,829	150
Longfor Group Holdings Ltd. (b)	20,500	105
		255
Finland (0.5%)
Kojamo Oyj (c)	14,905	358

France (1.0%)
Klepierre SA REIT (a)	13,798	368
Mercialys SA REIT	27,366	271
		639
Germany (2.7%)
Deutsche EuroShop AG	10,322	190
Grand City Properties SA	28,347	566
Vonovia SE	22,090	1,030
		1,786
Hong Kong (5.8%)
CK Asset Holdings Ltd.	96,500	660
ESR Cayman Ltd. (a)	216,400	671
Hongkong Land Holdings Ltd.	118,500	579
Link REIT	71,274	607
Sun Hung Kai Properties Ltd.	68,367	813
Wharf Real Estate Investment Co., Ltd.	104,075	514
		3,844
Japan (9.3%)
Daiwa Office Investment Corp. REIT	39	242
Daiwa Securities Living Investments Corp. REIT	222	209
Frontier Real Estate Investment Corp. REIT	20	83
GLP J-REIT	325	494

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Hoshino Resorts, Inc.	52	291
Japan Metropolitan Fund Investment Corp. REIT	373	315
Japan Real Estate Investment Corp. REIT	116	608
Mitsubishi Estate Co., Ltd.	74,000	1,102
Mitsubishi Estate Logistics Investment Corp. REIT	26	101
Mitsui Fudosan Co., Ltd.	57,800	1,237
Mitsui Fudosan Logistics Park, Inc. REIT	46	217
Nippon Building Fund, Inc. REIT	124	703
Nippon Prologis Inc. REIT	84	245
Nomura Real Estate Master Fund, Inc. REIT	207	274
		6,121
Malta (0.1%)
BGP Holdings PLC (d)	12,867,024	43

Netherlands (0.8%)
Eurocommercial Properties N.V. CVA REIT	9,653	265
NSI N.V. REIT	6,399	281
		546
Singapore (2.6%)
Capitaland Investment Ltd. (a)	167,700	491
Digital Core Management Pte Ltd. REIT (a)(c)	524,100	581
Frasers Logistics & Commercial Trust REIT	230,700	248
Suntec Real Estate Investment Trust REIT	300,000	386
		1,706
Spain (1.1%)
Inmobiliaria Colonial Socimi SA REIT	42,281	385
Merlin Properties Socimi SA REIT	31,783	372
		757
Sweden (0.9%)
Catena AB	3,644	220
Fabege AB	25,216	372
		592
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	2,450	322

United Kingdom (4.9%)
Big Yellow Group PLC REIT	15,641	315
Derwent London PLC REIT	8,257	347
Empiric Student Property PLC REIT	132,903	159
Hammerson PLC REIT (c)	465,899	201
Helical PLC	37,828	203
Land Securities Group PLC REIT	64,196	659
Segro PLC REIT	48,226	848
UNITE Group PLC (The) REIT	21,136	320
Workspace Group PLC REIT	18,817	168
		3,220
United States (60.8%)
Agree Realty Corp. REIT	17,074	1,133
Boyd Gaming Corp.	9,556	628
Brixmor Property Group, Inc. REIT	50,439	1,302
Caesars Entertainment, Inc. (a)	3,795	294
Digital Realty Trust, Inc. REIT	10,726	1,521

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Equity Residential REIT	24,204	2,176
Exeter Industrial Value Fund, LP (a)(d)(e)	1,860,000	76
Extra Space Storage, Inc. REIT	8,133	1,672
Healthpeak Properties, Inc. REIT	51,195	1,758
Invitation Homes, Inc. REIT	25,029	1,006
Kilroy Realty Corp. REIT	11,360	868
Kite Realty Group Trust REIT	46,334	1,055
LXP Industrial Trust REIT	41,658	654
Medical Properties Trust, Inc. REIT	34,639	732
Mid-America Apartment Communities, Inc. REIT	8,722	1,827
NETSTREIT Corp. REIT	31,396	705
Outfront Media, Inc. REIT	23,193	659
ProLogis, Inc. REIT	29,448	4,755
Public Storage REIT	11,028	4,304
Rexford Industrial Realty, Inc. REIT	16,335	1,218
RPT Realty REIT	47,566	655
SBA Communications Corp. REIT	1,277	439
Simon Property Group, Inc. REIT	6,615	870
SITE Centers Corp. REIT	72,034	1,204
Sun Communities, Inc. REIT	10,300	1,806
Switch, Inc., Class A	31,457	970
UDR, Inc. REIT	27,373	1,570
VICI Properties, Inc. REIT	24,525	698
Welltower, Inc. REIT	36,951	3,552
		40,107
Total Common Stocks (Cost $51,856)		66,376

Short-Term Investments (0.4%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	286,261	286

	Face Amount (000)
Repurchase Agreements (0.0%) (g)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $15; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $15)	$15	15
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $2; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $2)	2	2
		17
Total Short-Term Investments (Cost $303)		303
Total Investments (101.0%) (Cost $52,159) Including $421 of Securities Loaned (h)(i)(j)		66,679
Liabilities in Excess of Other Assets (-1.0%)		(685)
Net Assets (100.0%)		$65,994

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $421,000 and $467,000, respectively. The Fund received cash collateral of approximately $303,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $164,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	At March 31, 2022, the Fund held fair valued securities at approximately $119,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2022 amounts to $76,000 and represents 0.1% of net assets.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(g)	Amount is less than 0.05%.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(i)	The approximate fair value and percentage of net assets, $23,111,000 and 35.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(j)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,740,000 and the aggregate gross unrealized depreciation is approximately $1,220,000, resulting in net unrealized appreciation of approximately $14,520,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	19.3%
Residential	18.4
Industrial	15.8
Retail	12.9
Self Storage	10.3
Office	9.3
Health Care	9.1
Other**	4.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Canada (3.6%)
Constellation Software, Inc.	2,042	$3,491

France (1.5%)
L'Oreal SA	3,678	1,469

Germany (6.8%)
Deutsche Boerse AG	10,605	1,909
Henkel AG & Co., KGaA (Preference)	5,436	364
SAP SE	38,633	4,282
		6,555
Hong Kong (1.8%)
AIA Group Ltd.	170,800	1,783

Sweden (0.8%)
Atlas Copco AB, Class A	14,313	743

Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,100	2,721

United Kingdom (8.3%)
Experian PLC	14,249	549
Prudential PLC	100,726	1,487
Reckitt Benckiser Group PLC	59,722	4,556
RELX PLC	47,490	1,478
		8,070
United States (72.2%)
Abbott Laboratories	30,688	3,632
Accenture PLC, Class A	13,027	4,393
Alphabet, Inc., Class A (a)	1,138	3,165
Amphenol Corp., Class A	22,841	1,721
Automatic Data Processing, Inc.	12,221	2,781
Baxter International, Inc.	49,563	3,843
Becton Dickinson & Co.	12,972	3,451
Broadridge Financial Solutions, Inc.	7,903	1,231
Coca-Cola Co. (The)	15,119	937
Danaher Corp.	14,379	4,218
Equifax, Inc.	2,434	577
Estee Lauder Cos., Inc. (The), Class A	4,041	1,101
Fidelity National Information Services, Inc.	16,249	1,632
Intercontinental Exchange, Inc.	25,692	3,394
IQVIA Holdings, Inc. (a)	6,943	1,605
Medtronic PLC	30,068	3,336
Microsoft Corp.	22,964	7,080
Moody's Corp.	1,633	551
NIKE, Inc., Class B	11,556	1,555
Otis Worldwide Corp.	19,953	1,535
Procter & Gamble Co. (The)	15,978	2,442
Roper Technologies, Inc.	4,229	1,997
Stanley Black & Decker, Inc.	12,400	1,733
Steris PLC	1,036	251
Texas Instruments, Inc.	7,957	1,460
Thermo Fisher Scientific, Inc.	6,874	4,060
Visa, Inc., Class A	24,369	5,404
Zoetis, Inc.	5,144	970
		70,055
Total Common Stocks (Cost $81,884)		94,887

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $2,773)	2,773,323	2,773
Total Investments (100.7%) (Cost $84,657) (c)(d)(e)		97,660
Liabilities in Excess of Other Assets (-0.7%)		(665)
Net Assets (100.0%)		$96,995

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $18,620,000 and 19.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	At March 31, 2022 the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,499,000 and the aggregate gross unrealized depreciation is approximately $2,496,000, resulting in net unrealized appreciation of approximately $13,003,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	30.5%
Information Technology Services	15.8
Software	15.2
Health Care Equipment & Supplies	14.9
Life Sciences Tools & Services	10.1
Household Products	7.5
Capital Markets	6.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.9%)
Automobiles (0.4%)
Rivian Automotive, Inc., Class A (a)(b)	980,153	$49,243

Biotechnology (0.7%)
Alnylam Pharmaceuticals, Inc. (a)	211,078	34,467
Moderna, Inc. (a)	225,579	38,858
		73,325
Capital Markets (1.5%)
Coinbase Global, Inc., Class A (a)	877,073	166,521

Chemicals (0.2%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	6,845,963	27,589

Consumer Finance (0.4%)
Upstart Holdings, Inc. (a)	451,515	49,256

Electronic Equipment, Instruments & Components (0.0%) (e)
Magic Leap, Class A (c)(d)(k) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—

Entertainment (5.0%)
ROBLOX Corp., Class A (a)	8,406,623	388,722
Sea Ltd. ADR (Singapore) (a)	1,392,799	166,844
		555,566
Health Care Equipment & Supplies (0.5%)
DexCom, Inc. (a)	115,966	59,328

Health Care Providers & Services (2.6%)
Agilon health, Inc. (a)	7,206,054	182,673
Guardant Health, Inc. (a)	1,531,822	101,468
		284,141
Health Care Technology (4.5%)
Doximity, Inc., Class A (a)	2,102,233	109,505
GoodRx Holdings, Inc., Class A (a)	3,175,051	61,374
Veeva Systems, Inc., Class A (a)	1,552,517	329,848
		500,727
Hotels, Restaurants & Leisure (2.5%)
Airbnb, Inc., Class A (a)	1,608,180	276,221

Information Technology Services (26.9%)
Adyen N.V. (Netherlands) (a)	103,663	205,325
Block, Inc., Class A (a)	3,192,368	432,885
Cloudflare, Inc., Class A (a)	7,360,510	881,053
MongoDB, Inc. (a)	469,830	208,412
Shopify, Inc., Class A (Canada) (a)	754,600	510,079
Snowflake, Inc., Class A (a)	3,308,408	758,056
		2,995,810
Interactive Media & Services (5.6%)
Snap, Inc., Class A (a)	7,705,713	277,329
Twitter, Inc. (a)	4,355,222	168,503
ZoomInfo Technologies, Inc., Class A (a)	2,884,716	172,333
		618,165

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Internet & Direct Marketing Retail (12.1%)
Chewy, Inc., Class A (a)	4,126,561	168,281
Coupang, Inc. (a)	9,261,996	163,752
DoorDash, Inc., Class A (a)	5,051,129	591,942
MercadoLibre, Inc. (a)	194,692	231,582
Wayfair, Inc., Class A (a)	1,676,262	185,697
		1,341,254
Leisure Products (0.5%)
Peloton Interactive, Inc., Class A (a)	2,136,476	56,446

Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A (a)	2,162,708	164,517
Illumina, Inc. (a)	177,624	62,062
		226,579
Pharmaceuticals (3.7%)
Royalty Pharma PLC, Class A	10,709,406	417,238

Road & Rail (2.5%)
Grab Holdings Ltd, Class A (Singapore) (a)	29,564,934	103,477
Uber Technologies, Inc. (a)	4,980,122	177,691
		281,168
Semiconductors & Semiconductor Equipment (2.7%)
ASML Holding N.V. (Netherlands)	444,188	296,687

Software (19.8%)
Aurora Innovation, Inc. (a)(c)	6,082,706	32,132
Bill.Com Holdings, Inc. (a)	1,825,415	413,986
Datadog, Inc., Class A (a)	3,448,999	522,420
Trade Desk, Inc. (The), Class A (a)	7,846,474	543,368
Unity Software, Inc. (a)	4,211,083	417,782
Zoom Video Communications, Inc., Class A (a)	2,285,279	267,903
		2,197,591
Specialty Retail (1.8%)
Carvana Co. (a)	1,636,628	195,233
Total Common Stocks (Cost $9,687,578)		10,668,088

Preferred Stock (1.1%)
Software (1.1%)
Databricks, Inc. (c)(d)(k) (acquisition cost — $136,746; acquired 8/31/21) (Cost $136,746)	620,296	128,463

Investment Company (1.2%)
Grayscale Bitcoin Trust (a) (Cost $185,096)	4,226,776	129,086

Short-Term Investments (2.5%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	50,008,743	50,009

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

	Face Amount (000)
Repurchase Agreements (0.0%) (e)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $2,605; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $2,657)	$2,604	2,604
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $237; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $242)	237	237
		2,841
Total Securities held as Collateral on Loaned Securities (Cost $52,850)		52,850

	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $227,381)	227,381,399	227,381
Total Short-Term Investments (Cost $280,231)		280,231
Total Investments Excluding Purchased Options (100.7%) (Cost $10,289,651)		11,205,868
Total Purchased Options Outstanding (0.1%) (Cost $58,691)		6,526
Total Investments (100.8%) (Cost $10,348,342) Including $49,831 of Securities Loaned (g)(h)(i)(j)		11,212,394
Liabilities in Excess of Other Assets (-0.8%)		(88,041)
Net Assets (100.0%)		$11,124,353

The Fund had the following Derivative Contract - PIPE open at March 31, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized (Depreciation) (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(c)(d)(k)(l)	$38,659,530	12/30/2022	$(5,811)	(0.05)%

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $49,831,000 and $52,850,000 respectively. The Fund received cash collateral of approximately $52,850,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at March 31, 2022 amounts to approximately $154,784,000 and represents 1.4% of net assets.
(d)	At March 31, 2022, the Fund held fair valued securities and derivative contract at approximately $122,652,000, representing 1.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	Amount is less than 0.05%.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $33,000 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(g)	At March 31, 2022, the aggregate cost for federal income tax purposes is approximates the aggregate cost for the book puposes. The aggregate gross unrealized appreciation is approximately $2,465,845,000 and the aggregate gross unrealized depreciation is approximately $1,607,604,000, resulting in net unrealized appreciation of approximately $858,241,000.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(i)	The approximate fair value and percentage of net assets, $205,324,000 and 1.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and purchased options.
(k)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 3,865,953 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP, and Social Capital Suvretta Holdings Corp. III. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp. III, and ProKidney, LP, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp. III, and ProKidney, LP. The investment is restricted from resale until the settlement date.
(l)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	4,217,855,933	$4,217,856	$4,703	$20,248	$(15,545)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	4,097,984,739	4,097,985	992	19,092	(18,100)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	1,916,631,520	1,916,632	573	13,018	(12,445)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	1,193,724,935	1,193,725	258	6,333	(6,075)
							$6,526	$58,691	$(52,165)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	29.7%
Information Technology Services	26.9
Software	20.9
Internet & Direct Marketing Retail	12.0
Interactive Media & Services	5.5
Entertainment	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with unrealized depreciation of approximately $5,811,000

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Airlines (0.4%)
Joby Aviation, Inc. (a)(b)	449,724	$2,977

Beverages (0.5%)
Celsius Holdings, Inc. (a)	78,351	4,323

Biotechnology (4.6%)
4D Molecular Therapeutics, Inc. (a)	155,200	2,347
Beam Therapeutics, Inc. (a)	63,568	3,643
C4 Therapeutics, Inc. (a)	101,739	2,468
Century Therapeutics, Inc. (a)(b)	181,976	2,291
Dynamics Special Purpose Corp., SPAC (a)(c)	1,428,743	12,698
Fate Therapeutics, Inc. (a)	111,256	4,313
Graphite Bio, Inc. (a)	262,111	1,337
Intellia Therapeutics, Inc. (a)	101,128	7,349
Relay Therapeutics, Inc. (a)	99,173	2,968
		39,414
Chemicals (0.5%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	617,495	2,489
Zymergen, Inc. (a)	719,148	2,078
		4,567
Communications Equipment (1.2%)
Calix, Inc. (a)	244,248	10,481

Consumer Finance (2.2%)
Upstart Holdings, Inc. (a)	174,177	19,001

Diversified Consumer Services (2.1%)
Duolingo, Inc. (a)	143,555	13,654
Nerdy, Inc. (a)	873,749	4,447
		18,101
Diversified Holding Companies (2.6%)
Big Sky Growth Partners, Inc. (Units) SPAC (a)(d)	788,071	7,731
Meli Kaszek Pioneer Corp., SPAC (a)	551,325	5,667
Ribbit LEAP Ltd. (Units) SPAC (a)(d)	428,934	4,268
TCV Acquisition Corp., Class A SPAC (a)	453,057	4,422
		22,088
Diversified Telecommunication Services (4.2%)
Anterix, Inc. (a)	625,202	36,199

Electrical Equipment (0.6%)
Heliogen, Inc. (a)	897,837	4,723

Health Care Equipment & Supplies (4.1%)
Angle PLC (United Kingdom) (a)	4,219,402	5,483
Figs, Inc., Class A (a)	1,016,219	21,869
Outset Medical, Inc. (a)	112,848	5,123
Quotient Ltd. (a)	2,291,786	2,750
		35,225

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Health Care Providers & Services (10.2%)
23andMe Holding Co., Class A (a)(b)	504,330	1,932
Agilon health, Inc. (a)	1,876,719	47,575
Alignment Healthcare, Inc. (a)	425,447	4,778
Covetrus, Inc. (a)	473,735	7,954
Guardant Health, Inc. (a)	120,001	7,949
Oak Street Health, Inc. (a)	194,432	5,226
Privia Health Group, Inc. (a)	337,208	9,013
Signify Health, Inc., Class A (a)	176,778	3,208
		87,635
Health Care Technology (3.9%)
GoodRx Holdings, Inc., Class A (a)	1,229,538	23,767
Inspire Medical Systems, Inc. (a)	19,493	5,003
Schrodinger, Inc. (a)	132,612	4,525
		33,295
Hotels, Restaurants & Leisure (1.0%)
Membership Collective Group, Inc., Class A (a)	1,082,863	8,403

Household Durables (3.4%)
Cricut, Inc., Class A (a)(b)	993,158	13,001
Victoria PLC (United Kingdom) (a)	1,323,853	15,734
		28,735
Information Technology Services (7.5%)
Affirm Holdings, Inc. (a)	597,079	27,633
Dlocal Ltd. (a)	490,527	15,334
Fastly, Inc., Class A (a)	508,887	8,845
Marqeta, Inc., Class A (a)	1,084,366	11,971
		63,783
Insurance (0.5%)
Trupanion, Inc. (a)	51,752	4,612

Interactive Media & Services (2.0%)
Vimeo, Inc. (a)	1,441,587	17,126

Internet & Direct Marketing Retail (8.0%)
BARK, Inc. (a)	2,513,373	9,300
Farfetch Ltd., Class A (a)	1,389,300	21,006
Global-e Online Ltd. (Israel) (a)	361,107	12,198
Overstock.com, Inc. (a)	585,209	25,752
		68,256
Leisure Products (1.4%)
Peloton Interactive, Inc., Class A (a)	464,153	12,263

Life Sciences Tools & Services (6.6%)
10X Genomics, Inc., Class A (a)	389,116	29,600
Fluidigm Corp. (a)	1,395,428	5,010
MaxCyte, Inc. (a)	612,437	4,281
NanoString Technologies, Inc. (a)	259,261	9,009

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Seer, Inc. (a)	312,355	4,760
SomaLogic, Inc. (a)	516,066	4,139
		56,799
Machinery (0.3%)
Desktop Metal, Inc., Class A (a)	467,576	2,216

Media (0.9%)
Cardlytics, Inc. (a)	144,432	7,941

Metals & Mining (1.4%)
MP Materials Corp. (a)	211,380	12,121

Pharmaceuticals (0.8%)
ATAI Life Sciences N.V. (a)(b)	629,497	3,204
GH Research PLC (a)(b)	207,133	3,789
		6,993
Professional Services (1.3%)
Upwork, Inc. (a)	492,062	11,436

Real Estate Management & Development (2.9%)
Opendoor Technologies, Inc. (a)	519,935	4,498
Redfin Corp. (a)	633,696	11,432
WeWork, Inc., Class A REIT (a)(b)	1,344,326	9,168
		25,098
Software (18.4%)
Appian Corp. (a)	74,741	4,546
Avalara, Inc. (a)	91,094	9,065
Cipher Mining, Inc. (a)	803,705	2,926
Clear Secure, Inc., Class A (a)	418,210	11,242
Gitlab, Inc., Class A (a)	519,039	28,263
HashiCorp, Inc., Class A (a)(b)	164,675	8,892
ironSource Ltd., Class A (Israel) (a)	2,256,295	10,830
Latch, Inc. (a)(b)	758,712	3,240
Matterport, Inc. (a)(b)	266,805	2,166
MicroStrategy, Inc., Class A (a)(b)	10,422	5,068
Monday.com Ltd. (Israel) (a)(b)	60,500	9,563
Olo, Inc., Class A (a)	1,628,165	21,573
Procore Technologies, Inc. (a)	352,648	20,439
Samsara, Inc., Class A (a)	1,212,899	19,431
		157,244
Specialty Retail (1.2%)
Warby Parker, Inc., Class A (a)(b)	297,462	10,057

Tech Hardware, Storage & Peripherals (0.6%)
IonQ, Inc. (a)(b)	382,013	4,874

Textiles, Apparel & Luxury Goods (1.1%)
On Holding AG, Class A (Switzerland) (a)(b)	369,230	9,319

Trading Companies & Distributors (0.4%)
EVI Industries, Inc. (a)	170,858	3,176
Total Common Stocks (Cost $1,044,429)		828,481

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Preferred Stocks (1.6%)
Health Care Technology (0.9%)
Grand Rounds, Inc. Series B (a)(c)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	7,192

Software (0.7%)
Lookout, Inc. Series F (a)(c)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	6,205
Total Preferred Stocks (Cost $16,838)		13,397

Investment Company (1.1%)
Grayscale Bitcoin Trust (a) (Cost $12,859)	318,078	9,714

	No. of Warrants
Warrants (0.0%) (f)
Internet & Direct Marketing Retail (0.0%) (f)
BARK, Inc. expires 5/1/26 (a)	209,825	135

Life Sciences Tools & Services (0.0%) (f)
SomaLogic, Inc. expires 8/31/26 (a)	61,142	125
Total Warrants (Cost $1,304)		260

	Shares
Short-Term Investments (7.8%)
Securities held as Collateral on Loaned Securities (6.2%)
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	50,449,395	50,449

	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $2,628; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $2,680)	$2,628	2,628
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $239; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $244)	239	239
		2,867
Total Securities held as Collateral on Loaned Securities (Cost $53,316)		53,316

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $14,020)	14,020,243	14,020
Total Short-Term Investments (Cost $67,336)		67,336
Total Investments Excluding Purchased Options (107.3%) (Cost $1,142,766)		919,188
Total Purchased Options Outstanding (0.1%) (Cost $6,304)		669
Total Investments (107.4%) (Cost $1,149,070) Including $57,515 of Securities Loaned (h)(i)(j)(k)		919,857
Liabilities in Excess of Other Assets (-7.4%)		(63,578)
Net Assets (100.0%)		$856,279

The Fund had the following Derivative Contracts - PIPE open at March 31, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Dynamics Special Purpose Corp.	Senti Biosciences, Inc. (a)(c)(e)(l)(m)	$704,410	12/30/2022	$(92)	(0.01)%
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(c)(e)(l)(n)	3,321,670	12/30/2022	(499)	(0.06)
				$(591)	(0.07)%

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $57,515,000 and $60,172,000 respectively. The Fund received cash collateral of approximately $53,316,000, which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $6,856,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at March 31, 2022 amounts to approximately $25,504,000 and represents 3.0% of net assets.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)	At March 31, 2022, the Fund held fair valued securities and derivative contracts at approximately $12,806,000, representing 1.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	Amount is less than 0.05%.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(h)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $55,534,000 and the aggregate gross unrealized depreciation is approximately $285,338,000, resulting in net unrealized depreciation of approximately $229,804,000.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(j)	The approximate fair value and percentage of net assets, $21,217,000 and 2.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and purchased options.
(l)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
(m)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 70,441 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Senti Biosciences, Inc., and Dynamics Special Purpose Corp. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Dynamics Special Purpose Corp. and Senti Biosciences, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Dynamics Special Purpose Corp., and Senti Biosciences, Inc. The investment is restricted from resale until the settlement date.
(n)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to Purchase 332,167 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP, and Social Capital Suvretta Holdings Corp. III. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp. III and ProKidney, LP, is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp. III and ProKidney, LP. The investment is restricted from resale until the settlement date.

PIPE	Private Investment in Public Equity.
REIT	Real Estate Investment Trust.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Call Options Purchased: The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	416,376,103	416,376	$464	$1,999	$(1,535)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	468,635,786	468,636	114	2,183	(2,069)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	208,653,359	208,653	62	1,417	(1,355)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	132,899,103	132,899	29	705	(676)
							$669	$6,304	$(5,635)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	49.2%
Software	18.9
Health Care Providers & Services	10.1
Internet & Direct Marketing Retail	7.9
Information Technology Services	7.4
Life Sciences Tools & Services	6.5
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open PIPE contracts with total unrealized depreciation of approximately $591,000.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (92.1%)
Australia (4.1%)
Brookfield Infrastructure Partners LP	3,355,532	$222,237

Canada (9.5%)
Brookfield Asset Management, Inc., Class A	4,502,819	254,724
Canada Goose Holdings, Inc. (a)(b)	5,721,865	150,657
Shopify, Inc., Class A (a)	163,256	110,355
		515,736
China (2.6%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	10,346,663	142,102

Denmark (9.8%)
Chr Hansen Holding A/S	1,590,090	116,755
DSV Panalpina A/S	2,147,003	411,485
		528,240
France (6.4%)
Hermes International	177,791	251,636
Pernod Ricard SA	417,343	91,695
		343,331
Germany (8.5%)
Adidas AG	1,163,016	271,013
HelloFresh SE (a)	1,993,192	89,462
Puma SE	1,171,359	99,614
		460,089
Hong Kong (2.0%)
AIA Group Ltd.	10,330,900	107,874

India (5.8%)
HDFC Bank Ltd.	16,351,132	314,920

Italy (7.0%)
Davide Campari-Milano N.V.	11,579,020	134,306
Moncler SpA	4,361,926	242,007
		376,313
Japan (5.5%)
Change, Inc. (a)(c)	1,388,900	22,318
Keyence Corp.	458,200	212,469
Pigeon Corp.	3,622,100	63,700
		298,487
Netherlands (8.1%)
Adyen N.V. (a)	68,901	136,472
ASML Holding N.V.	448,699	299,830
		436,302
Norway (1.0%)
AutoStore Holdings Ltd. (a)	15,117,470	54,773

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Singapore (1.2%)
Grab Holdings Limited., Class A (a)	14,176,510	49,618
Grab Holdings Limited., Class A (a)(d)	4,009,631	13,472
		63,090
Sweden (2.5%)
Evolution AB	774,591	78,803
Vitrolife AB	1,690,215	55,570
		134,373
Switzerland (6.2%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	520	62,898
Kuehne & Nagel International AG (Registered)	430,828	122,325
Straumann Holding AG (Registered)	93,914	149,951
		335,174
Taiwan (4.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,386,453	248,811

United Kingdom (4.2%)
Diageo PLC	1,849,475	93,814
Rightmove PLC	15,840,803	130,918
		224,732
United States (3.1%)
MercadoLibre, Inc. (a)	143,685	170,911
Total Common Stocks (Cost $4,419,456)		4,977,495

Investment Company (0.8%)
United States (0.8%)
Grayscale Bitcoin Trust BTC (a) (Cost $59,144)	1,337,540	40,848

Short-Term Investments (7.3%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	5,550,326	5,550

	Face Amount (000)
Repurchase Agreements (0.0%) (f)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $289; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $295)	$289	289
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $27; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $27)	27	27
		316
Total Securities held as Collateral on Loaned Securities (Cost $5,866)		5,866

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

	Shares
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $387,289)	387,289,190	387,289
Total Short-Term Investments (Cost $393,155)		393,155
Total Purchased Options Outstanding (0.0%) (f) (Cost $5,869)		252
Total Investments (100.2%) (Cost $4,877,624) Including $14,559 Of Securities Loaned (g)(h)(i)		5,411,750
Liabilities in Excess of Other Assets (–0.2%)		(13,372)
Net Assets (100.0%)		$5,398,378

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	For the three months ended March 31, 2022, the cost of purchase and proceeds from sale of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $36,737,000 and $7,865,000. respectively, including net realized loss of approximately $2,705,000.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $14,559,000 and $15,197,000, respectively. The Fund received cash collateral of approximately $5,866,000, which was subsequently invested in Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At March 31, 2022, there was uninvested cash collateral of less than $500, which is not reflected in the Consolidated Portfolio of Investments. The remaining collateral of approximately $9,331,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and elated rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at March 31, 2022 amounts to approximately $13,472,000 and represents 0.3% of net assets.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $58,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Amount is less than 0.05%.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(h)	The approximate fair value and percentage of net assets, $3,756,710,000 and 69.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(i)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,034,596,000 and the aggregate gross unrealized depreciation is approximately $500,470,000, resulting in net unrealized appreciation of approximately $534,126,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Call Options Purchased: The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	358,023,641	358,024	$77	$1,899	$(1,822)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	584,432,525	584,433	175	3,970	(3,795)
							$252	$5,869	$(5,617)

CNH      — Chinese Yuan Renminbi Offshore

USD      — United States Dollar.

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	39.6%
Textiles, Apparel & Luxury Goods	18.8
Semiconductors & Semiconductor Equipment	10.1
Air Freight & Logistics	7.6
Short-Term Investments	7.2
Beverages	5.9
Banks	5.8
Information Technology Services	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

	Shares	Value (000)
Common Stocks (98.5%)
Australia (0.7%)
Aristocrat Leisure Ltd.	479,089	$13,003

Belgium (0.5%)
KBC Group N.V.	130,048	9,331

Canada (6.8%)
Barrick Gold Corp.	2,098,535	51,467
Cameco Corp.	497,805	14,498
Constellation Software, Inc.	36,665	62,675
		128,640
China (2.2%)
Minth Group Ltd. (a)	3,496,000	8,519
Tencent Holdings Ltd. (a)	739,200	34,073
		42,592
Denmark (1.9%)
Carlsberg A/S Series B	161,343	19,807
Tryg A/S	703,331	17,101
		36,908
France (17.9%)
AXA SA	1,152,627	33,742
L'Oreal SA	60,249	24,066
Legrand SA	257,196	24,453
LVMH Moet Hennessy Louis Vuitton SE	67,000	47,825
Pernod Ricard SA	150,518	33,071
Safran SA	349,084	41,100
Sanofi	579,472	59,245
Teleperformance	37,339	14,222
Thales SA	285,068	35,701
Worldline SA (b)	577,058	25,044
		338,469
Germany (16.0%)
Adidas AG	111,894	26,074
Deutsche Boerse AG	221,717	39,911
Deutsche Post AG (Registered)	851,804	40,675
Fresenius SE & Co., KGaA	1,100,538	40,408
Henkel AG & Co., KGaA (Preference)	384,843	25,758
Infineon Technologies AG	780,173	26,393
Knorr-Bremse AG	298,023	22,846
MTU Aero Engines AG	49,294	11,401
QIAGEN N.V. (b)	226,830	11,131
SAP SE	530,948	58,844
		303,441
Hong Kong (2.5%)
AIA Group Ltd.	4,447,600	46,441

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Italy (2.0%)
Moncler SpA	667,639	37,042

Japan (6.2%)
FANUC Corp.	104,200	18,288
Hoya Corp.	155,200	17,686
Keyence Corp.	24,700	11,453
Kirin Holdings Co., Ltd.	2,168,000	32,383
Shiseido Co., Ltd.	744,700	37,614
		117,424
Korea, Republic of (1.4%)
Samsung Electronics Co., Ltd.	476,225	27,251

Netherlands (2.0%)
Heineken N.V.	401,154	38,362

Norway (1.3%)
Mowi ASA	928,187	25,002

Singapore (2.0%)
DBS Group Holdings Ltd.	1,459,600	38,245

Spain (1.3%)
Grifols SA (c)	1,376,439	24,983

Sweden (3.8%)
Atlas Copco AB, Class A	170,678	8,859
Epiroc AB, Class A	1,016,464	21,741
Hexagon AB, Class B	1,474,464	20,658
Svenska Handelsbanken AB, Class A	2,208,128	20,305
		71,563
Switzerland (6.6%)
Alcon, Inc.	124,258	9,844
Novartis AG (Registered)	400,412	35,153
Roche Holding AG (Genusschein)	138,827	54,929
UBS Group AG (Registered)	1,255,447	24,533
		124,459
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	463,985	48,375

United Kingdom (20.8%)
Associated British Foods PLC	1,590,925	34,560
AstraZeneca PLC	217,869	28,892
British American Tobacco PLC	705,069	29,611
Experian PLC	444,246	17,115
Hiscox Ltd.	1,294,517	16,694
Imperial Brands PLC	1,609,412	33,902
Legal & General Group PLC	5,533,418	19,618
M&G PLC	4,064,187	11,710
Prudential PLC	3,208,432	47,367
Reckitt Benckiser Group PLC	829,209	63,257
RELX PLC (Euronext N.V.)	861,752	26,809
RELX PLC (LSE)	759,352	23,629

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Shell PLC	875,695	24,002
St. James's Place PLC	931,579	17,563
		394,729
Total Common Stocks (Cost $1,452,077)		1,866,260

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $35,341)	35,341,092	35,341
Total Investments (100.4%) (Cost $1,487,418) Including $7,063 of Securities Loaned (e)(f)(g)		1,901,601
Liabilities in Excess of Other Assets (-0.4%)		(8,201)
Net Assets (100.0%)		$1,893,400

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $7,063,000 and $7,433,000 respectively. The Fund received non-cash collateral of approximately $7,433,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investment. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $529,476,000 and the aggregate gross unrealized depreciation is approximately $115,293,000, resulting in net unrealized appreciation of approximately $414,183,000.
(g)	The approximate fair value and percentage of net assets, $1,689,245,000 and 89.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
ADR	American Depositary Receipt.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	62.4%
Insurance	9.5
Pharmaceuticals	9.4
Beverages	6.5
Software	6.4
Textiles, Apparel & Luxury Goods	5.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

	Shares	Value (000)
Common Stocks (96.6%)
Argentina (3.0%)
Globant SA (a)	321,456	$84,244

Brazil (1.8%)
Magazine Luiza SA	34,427,043	49,315

Canada (6.4%)
Canada Goose Holdings, Inc. (a)	2,522,765	66,424
Shopify, Inc., Class A (a)	169,792	114,773
		181,197
China (10.0%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,229,017	44,348
HUYA, Inc. ADR (a)	3,266,741	14,602
Kuaishou Technology (a)(b)	3,918,300	35,902
Meituan, Class B (a)(b)	4,541,700	86,038
Tencent Holdings Ltd. (b)	892,000	41,116
Trip.com Group Ltd. ADR (a)	2,521,128	58,288
		280,294
Denmark (6.6%)
DSV A/S	969,047	185,723

France (3.1%)
Hermes International	62,302	88,179

Germany (8.6%)
Adidas AG	411,689	95,934
HelloFresh SE (a)	2,054,899	92,232
Puma SE	612,033	52,048
		240,214
India (10.0%)
HDFC Bank Ltd.	9,075,191	174,786
ICICI Bank Ltd. ADR	5,578,926	105,665
		280,451
Italy (3.8%)
Moncler SpA	1,942,734	107,787

Japan (3.3%)
Change, Inc. (a)(c)	871,300	14,001
Keyence Corp.	167,300	77,577
		91,578
Korea, Republic of (4.7%)
KakaoBank Corp. (a)(c)	1,151,432	48,631
NAVER Corp.	300,745	83,586
		132,217
Netherlands (5.1%)
Adyen N.V. (a)	36,922	73,131

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

ASML Holding N.V.	104,191	69,623
		142,754
Norway (2.1%)
AutoStore Holdings Ltd. (a)	12,961,268	46,961
Kahoot! ASA (a)	4,138,244	12,863
		59,824
Singapore (2.9%)
Grab Holdings Limited, Class A (a)	12,167,907	42,587
Grab Holdings Limited, Class A (a)(d)	3,818,981	12,832
Sea Ltd. ADR (a)	211,376	25,321
		80,740
Sweden (3.7%)
Evolution AB	656,371	66,775
Vitrolife AB	1,121,237	36,864
		103,639
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co., Ltd.	3,575,000	73,336

United Kingdom (1.9%)
Deliveroo PLC (a)	23,298,212	34,349
Fevertree Drinks PLC	838,166	19,570
		53,919
United States (17.0%)
Coupang, Inc. (a)	6,805,693	120,325
Farfetch Ltd., Class A (a)	3,059,522	46,260
MercadoLibre, Inc. (a)	136,779	162,697
NU Holdings Ltd., Class A (a)(c)	5,333,202	41,172
Spotify Technology SA (a)	710,617	107,317
		477,771
Total Common Stocks (Cost $2,646,390)		2,713,182

Investment Company (1.1%)
United States (1.1%)
Grayscale Bitcoin Trust (a) (Cost $45,837)	1,024,960	31,302

Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	9,905,578	9,905

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

	Face Amount (000)
Repurchase Agreements (0.0%) (f)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $516; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $526)	$516	516
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $47; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $48)	47	47
		563
Total Securities held as Collateral on Loaned Securities (Cost $10,468)		10,468

	Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $79,414)	79,414,398	79,414
Total Short-Term Investments (Cost $89,882)		89,882
Total Investments Excluding Purchased Options (100.9%) (Cost $2,782,109)		2,834,366
Total Purchased Options Outstanding (0.0%) (f) (Cost $9,661)		415
Total Investments (100.9%) (Cost $2,791,770) Including $48,290 Of Securities Loaned (g)(h)(i)(j)		2,834,781
Liabilities in Excess of Other Assets (–0.9%)		(25,347)
Net Assets (100.0%)		$2,809,434

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $48,290,000 and $50,123,000, respectively. The Fund received cash collateral of approximately $10,468,000, which was subsequently invested in Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At March 31, 2022, there was uninvested cash collateral of less than $500, which is not reflected in the Consolidated Portfolio of Investments. The remaining collateral of approximately $39,655,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and elated rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at March 31, 2022 amounts to approximately $12,832,000 and represents 0.5% of net assets
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Amount is less than 0.05%.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(h)	The approximate fair value and percentage of net assets, $1,661,359,000 and 59.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(i)	Securities are available for collateral in connection with purchased options.
(j)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $565,974,000 and the aggregate gross unrealized depreciation is approximately $522,963,000, resulting in net unrealized appreciation of approximately $43,011,000.
ADR	American Depositary Receipt.

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	952,422,356	$952,422	$285	$6,469	$(6,184)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	601,605,554	601,606	130	3,192	(3,062)
							$415	$9,661	$(9,246)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	22.8%
Internet & Direct Marketing Retail	16.4
Textiles, Apparel & Luxury Goods	14.5
Banks	13.1
Information Technology Services	10.1
Air Freight & Logistics	6.6
Interactive Media & Services	5.7
Entertainment	5.7
Semiconductors & Semiconductor Equipment	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (26.2%)
Australia (2.3%)
BHP Group Ltd.	14,338	$553
Evolution Mining Ltd.	11,623	38
Fortescue Metals Group Ltd.	4,782	73
Gold Road Resources Ltd.	6,003	7
Newcrest Mining Ltd.	4,944	100
Newcrest Mining Ltd. (a)	527	11
Northern Star Resources Ltd.	7,417	60
Perseus Mining Ltd.	7,877	12
Ramelius Resources Ltd.	5,898	6
Regis Resources Ltd.	5,534	9
Resolute Mining Ltd. (b)	8,904	2
Silver Lake Resources Ltd. (b)	5,761	9
St. Barbara Ltd.	5,509	6
Westgold Resources Ltd.	2,758	4
		890
Brazil (0.6%)
Vale SA	11,409	229

Canada (3.0%)
Agnico Eagle Mines Ltd.	2,892	177
Alamos Gold, Inc., Class A	2,730	23
Argonaut Gold, Inc. (b)	2,315	5
B2Gold Corp.	7,288	34
Barrick Gold Corp.	10,212	251
Centerra Gold, Inc.	1,929	19
Dundee Precious Metals, Inc.	1,369	8
Eldorado Gold Corp. (b)	1,192	13
Endeavour Silver Corp. (b)	1,047	5
Equinox Gold Corp. (b)	1,845	15
First Majestic Silver Corp.	1,699	22
Fortuna Silver Mines, Inc. (b)	1,226	5
Franco-Nevada Corp.	1,156	184
GoGold Resources, Inc. (b)	2,027	5
IAMGOLD Corp. (b)	3,210	11
K92 Mining, Inc. (b)	1,432	11
Kinross Gold Corp.	10,240	60
New Gold, Inc. (b)	5,617	10
OceanaGold Corp. (b)	4,237	9
Osisko Gold Royalties Ltd.	1,147	15
Pan American Silver Corp.	1,415	39
Sandstorm Gold Ltd.	1,251	10
Silvercorp Metals, Inc.	1,176	4
SSR Mining, Inc.	1,363	30
Torex Gold Resources, Inc. (b)	542	7
Victoria Gold Corp. (b)	401	5
Wesdome Gold Mines Ltd. (b)	880	11
Wheaton Precious Metals Corp.	2,666	127
Yamana Gold, Inc.	6,158	34
		1,149
China (0.2%)
Zhaojin Mining Industry Co., Ltd. H Shares (c)	18,918	17
Zijin Mining Group Co., Ltd. H Shares (c)	41,208	62
		79

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Peru (0.1%)
Cia de Minas Buenaventura SAA ADR (b)	1,645	16

South Africa (0.4%)
AngloGold Ashanti Ltd. ADR	2,562	61
DRDGOLD Ltd. ADR	572	5
Gold Fields Ltd. ADR	5,246	81
Harmony Gold Mining Co., Ltd. ADR	3,705	19
		166
United Kingdom (0.8%)
Centamin PLC	7,519	9
Endeavour Mining PLC	1,669	42
Rio Tinto PLC	3,230	258
		309
United States (18.8%)
Acadia Realty Trust REIT	414	9
Agree Realty Corp. REIT	358	24
Alexander & Baldwin, Inc. REIT	348	8
Alexander's, Inc. REIT	11	3
Alexandria Real Estate Equities, Inc. REIT	738	148
American Assets Trust, Inc. REIT	255	10
American Campus Communities, Inc. REIT	783	44
American Homes 4 Rent, Class A REIT	1,611	64
Americold Realty Trust REIT	1,361	38
Apartment Income Corp. REIT	845	45
Apartment Investment and Management Co., Class A REIT (b)	718	5
Apple Hospitality, Inc. REIT	1,202	22
Armada Hoffler Properties, Inc. REIT	286	4
AvalonBay Communities, Inc. REIT	793	197
Boston Properties, Inc. REIT	839	108
Brandywine Realty Trust REIT	969	14
Brixmor Property Group, Inc. REIT	1,684	43
Broadstone Net Lease, Inc. REIT	828	18
Camden Property Trust REIT	550	91
CareTrust, Inc. REIT	463	9
Centerspace REIT	61	6
Chatham Lodging Trust REIT (b)	226	3
City Office, Inc. REIT	209	4
Coeur Mining, Inc. (b)	2,047	9
Community Healthcare Trust, Inc. REIT	110	5
Corporate Office Properties Trust REIT	635	18
Cousins Properties, Inc. REIT	845	34
CubeSmart REIT	1,106	58
DiamondRock Hospitality Co. REIT (b)	1,191	12
Digital Realty Trust, Inc. REIT	1,588	225
DigitalBridge Group, Inc. REIT (b)	2,744	20
Diversified Healthcare Trust REIT	1,148	4
Douglas Emmett, Inc. REIT	993	33
Duke Realty Corp. REIT	2,120	123
Easterly Government Properties, Inc. REIT	397	8
EastGroup Properties, Inc. REIT	227	46
Empire State Realty Trust, Inc., Class A REIT	695	7
EPR Properties REIT	426	23
Equinix, Inc. REIT	505	374
Equity Commonwealth REIT (b)	692	19
Equity Lifestyle Properties, Inc. REIT	982	75
Equity Residential REIT	2,008	181
Essential Properties Realty Trust, Inc. REIT	606	15

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Essex Property Trust, Inc. REIT	368	127
Extra Space Storage, Inc. REIT	748	154
Federal Realty Investment Trust	392	48
First Industrial Realty Trust, Inc. REIT	738	46
Four Corners Property Trust, Inc. REIT	431	12
Franklin Street Properties Corp., Class C REIT	491	3
Gaming and Leisure Properties, Inc. REIT	1,254	59
GEO Group, Inc. (The) REIT (b)	585	4
Getty Realty Corp. REIT	177	5
Gladstone Commercial Corp. REIT	171	4
Global Medical, Inc. REIT	270	4
Global Net Lease, Inc. REIT	430	7
Healthcare Realty Trust, Inc. REIT	793	22
Healthcare Trust of America, Inc., Class A REIT	1,242	39
Healthpeak Properties, Inc. REIT	3,057	105
Hecla Mining Co.	3,305	22
Highwoods Properties, Inc. REIT	590	27
Host Hotels & Resorts, Inc. REIT	3,998	78
Hudson Pacific Properties, Inc. REIT	857	24
Independence Realty Trust, Inc. REIT	579	15
Industrial Logistics Properties Trust REIT	314	7
Innovative Industrial Properties, Inc. REIT	136	28
Invitation Homes, Inc. REIT	3,221	129
Iron Mountain, Inc. REIT	1,638	91
iStar, Inc. REIT (a)	353	8
JBG SMITH Properties REIT	669	20
Kilroy Realty Corp. REIT	590	45
Kimco Realty Corp. REIT	3,307	82
Kite Realty Group Trust REIT	1,236	28
Life Storage, Inc. REIT	431	61
LTC Properties, Inc. REIT	188	7
LXP Industrial Trust REIT	1,577	25
Macerich Co. (The) REIT	834	13
Medical Properties Trust, Inc. REIT	3,278	69
MGM Growth Properties LLC, Class A REIT	850	33
Mid-America Apartment Communities, Inc. REIT	652	137
National Health Investors, Inc. REIT	238	14
National Retail Properties, Inc. REIT	993	45
National Storage Affiliates Trust REIT	471	30
Necessity Retail, Inc. (The) REIT	525	4
NETSTREIT Corp. REIT	188	4
Newmont Corp.	4,775	379
NexPoint Residential Trust, Inc. REIT	113	10
Office Properties Income Trust REIT	232	6
Omega Healthcare Investors, Inc. REIT	1,316	41
One Liberty Properties, Inc. REIT	77	2
Orion Office, Inc. REIT	254	4
Paramount Group, Inc. REIT	844	9
Park Hotels & Resorts, Inc. REIT	1,338	26
Pebblebrook Hotel Trust REIT	748	18
Physicians Realty Trust REIT	1,185	21
Piedmont Office Realty Trust, Inc., Class A REIT	703	12
ProLogis, Inc. REIT	4,197	678
PS Business Parks, Inc. REIT	66	11
Public Storage REIT	890	347
Realty Income Corp. REIT	3,039	211
Regency Centers Corp. REIT	867	62
Retail Opportunity Investments Corp. REIT	669	13
Rexford Industrial Realty, Inc. REIT	748	56
RLJ Lodging Trust REIT	936	13
Royal Gold, Inc.	404	57

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

RPT Realty REIT	392	5
Ryman Hospitality Properties, Inc. REIT (b)	301	28
Sabra Health Care, Inc. REIT	1,196	18
Safehold, Inc. REIT	77	4
Saul Centers, Inc. REIT	66	3
Seritage Growth Properties, Class A REIT (a)(b)	165	2
Service Properties Trust REIT	795	7
Simon Property Group, Inc. REIT	1,860	245
SITE Centers Corp. REIT	879	15
SL Green Realty Corp. REIT (a)	392	32
Spirit Realty Capital, Inc. REIT	652	30
STAG Industrial, Inc. REIT	896	37
STORE Capital Corp. REIT	1,338	39
Summit Hotel Properties, Inc. REIT (b)	507	5
Sun Communities, Inc. REIT	612	107
Sunstone Hotel Investors, Inc. REIT (b)	1,225	14
Tanger Factory Outlet Centers, Inc. REIT	453	8
Terreno Realty Corp. REIT	392	29
UDR, Inc. REIT	1,684	97
UMH Properties, Inc. REIT	198	5
Universal Health Realty Income Trust REIT	66	4
Urban Edge Properties REIT	664	13
Urstadt Biddle Properties, Inc., Class A REIT	144	3
Ventas, Inc. REIT	2,128	131
Veris Residential, Inc. REIT (b)	348	6
VICI Properties, Inc. REIT	3,045	87
Vornado Realty Trust REIT	924	42
Washington Real Estate Investment Trust REIT	482	12
Welltower, Inc. REIT	2,365	227
WP Carey, Inc. REIT	993	80
Xenia Hotels & Resorts, Inc. REIT (b)	647	12
		7,214
Total Common Stocks (Cost $9,413)		10,052

	Face Amount (000)
U.S. Treasury Securities (29.0%)
United States (29.0%)
U.S. Treasury Inflation Indexed Bonds,
0.13%, 7/15/24 – 7/15/31	$4,421	4,672
0.25%, 1/15/25	1,016	1,066
0.38%, 7/15/23	1,025	1,076
0.50%, 4/15/24	1,019	1,071
0.63%, 4/15/23 – 1/15/24	2,053	2,150
2.38%, 1/15/25	954	1,060
Total U.S. Treasury Securities (Cost $11,193)		11,095

Shares
Short-Term Investments (40.4%)
Securities held as Collateral on Loaned Securities (0.0%) (d)
Investment Company (0.0%) (d)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e)	10,328	10

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

	Face Amount (000)
Repurchase Agreements (0.0%) (d)
HSBC Securities USA, Inc. (0.30%, dated 3/31/22, due 4/1/22; proceeds $1; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $1)	$1	1
Merrill Lynch & Co., Inc. (0.20%, dated 3/31/22, due 4/1/22; proceeds $—@; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $—@)	—@	—@
Total Repurchase Agreements (Cost $1)		1
Total Securities held as Collateral on Loaned Securities (Cost $11)		11

	Shares
Investment Company (40.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $15,466)	15,465,632	15,466
Total Short-Term Investments (Cost $15,477)		15,477
Total Investments (95.6%) (Cost $36,083) Including $51 of Securities Loaned (f)(g)(h)(i)		36,624
Other Assets in Excess of Liabilities (4.4%)		1,671
Net Assets (100.0%)		$38,295

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $51,000 and $53,000, respectively. The Fund received cash collateral of approximately $11,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $42,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	Amount is less than 0.05%.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(h)	The approximate fair value and percentage of net assets, $1,226,000 and 3.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(i)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,823,000 and the aggregate gross unrealized depreciation is approximately $1,189,000, resulting in net unrealized appreciation of approximately $634,000.
@	Value is less than $500.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	EUR	250	$275	6/16/22	$(2)
BNP Paribas SA	JPY	18,810	$159	6/16/22	5
					$3

Futures Contracts:
The Fund had the following futures contracts open at March 31, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
GOLD 100 OZ (United States)	21	Jun-22		$1	$1,758	$6

Short:
Euro Stoxx 50 Index (Germany)	7	Jun-22	EUR	—@	(296)	(18)
Nikkei 255 Index (United States)	2	Jun-22	JPY	(1)	(226)	(22)
S&P 500 E Mini Index (United States)	43	Jun-22		$(2)	(9,741)	(569)
						$(603)

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Interest Rate Swap Agreements:
The Fund had the following interest rate swap agreements open at March 31, 2022:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.66%	Semi-Annual/Quarterly	2/16/32	$3,500	$150	$—	$$150
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91	Semi-Annual/Quarterly	2/16/27	3,505	(103)	—	(103)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	3.28	Semi-Annual/Quarterly	3/3/27	7,995	(112)	—	(112)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.92	Semi-Annual/Quarterly	3/3/32	7,995	178	—	178
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91	Semi-Annual/Quarterly	12/15/26	4,713	(223)	—	(223)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.68	Semi-Annual/Quarterly	12/15/31	4,713	296	—	296
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.54	Semi-Annual/Quarterly	9/2/31	6,486	507	—	507
						$38,907	$693	$—	$693

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
EUR	—	Euro
JPY	—	Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Short-Term Investments	42.3%
U.S. Treasury Securities	30.4
Equity Real Estate Investment Trusts (REITs)	18.3
Metals & Mining	9.0
Total Investments	100.0	%**

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Does not include foreign currency forward exchange contracts with net unrealized appreciation of approximately $3,000, open long/short futures contracts with a value of approximately $12,021,000 and net unrealized depreciation of approximately $603,000. Also does not include open swap agreements with net unrealized appreciation of approximately $693,000.

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Bangladesh (1.9%)
Brac Bank Ltd.	2,044,188	$1,179

Brazil (2.1%)
Locaweb Servicos de Internet SA (a)	612,108	1,299

Canada (3.1%)
Cameco Corp.	65,474	1,905

Indonesia (6.5%)
Bank Mandiri Persero Tbk PT	3,383,600	1,862
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	29,603,700	2,101
		3,963
Kazakhstan (1.4%)
NAC Kazatomprom JSC GDR	27,550	872

Kenya (5.3%)
Safaricom PLC	11,033,911	3,242

Poland (13.9%)
11 bit studios SA (a)	13,374	1,876
Grupa Kety SA	16,931	2,437
LiveChat Software SA	79,913	1,940
LPP SA	832	2,251
		8,504
Russia (0.0%)
Fix Price Group Ltd. GDR (a)(b)	315,207	—

Singapore (3.8%)
Sea Ltd. ADR (a)	19,481	2,334

South Africa (10.3%)
Anglo American PLC	53,710	2,810
Capitec Bank Holdings Ltd.	21,883	3,485
		6,295
United Kingdom (6.1%)
Airtel Africa PLC	165,851	361
Antofagasta PLC	96,544	2,098
Mondi PLC	64,845	1,288
		3,747
United States (24.5%)
EPAM Systems, Inc. (a)	11,156	3,309
Grid Dynamics Holdings, Inc. (a)	215,576	3,035
MercadoLibre, Inc. (a)	3,308	3,935
SEMrush Holdings, Inc., Class A (a)	220,559	2,633
Unity Software, Inc. (a)	20,902	2,074
		14,986
Vietnam (18.8%)
FPT Corp.	707,301	3,305
Mobile World Investment Corp.	616,394	4,201

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Vietnam Dairy Products JSC	1,127,392	3,987
		11,493
Total Common Stocks (Cost $51,695)		59,819

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $449)	449,349	449
Total Investments (98.4%) (Cost $52,144) (d)(e)(f)		60,268
Other Assets in Excess of Liabilities (1.6%)		1,002
Net Assets (100.0%)		$61,270

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	At March 31, 2022, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Directors.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $29,566,000 and 48.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,491,000 and the aggregate gross unrealized depreciation is approximately $5,367,000, resulting in net unrealized appreciation of approximately $8,124,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	18.3%
Others*	14.8
Metals & Mining	12.3
Software	11.1
Banks	10.9
Entertainment	7.0
Specialty Retail	7.0
Food Products	6.6
Internet & Direct Marketing Retail	6.6
Wireless Telecommunication Services	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.0%)
Aerospace & Defense (9.0%)
Axon Enterprise, Inc. (a)	938	$129
HEICO Corp., Class A	767	97
Lockheed Martin Corp.	112	50
TransDigm Group, Inc. (a)	105	68
		344
Capital Markets (2.8%)
Intercontinental Exchange, Inc.	421	56
S&P Global, Inc.	130	53
		109
Chemicals (0.9%)
Ecolab, Inc.	99	17
Sherwin-Williams Co. (The)	68	17
		34
Commercial Services & Supplies (4.2%)
Cintas Corp.	47	20
Copart, Inc. (a)	292	37
Rollins, Inc.	2,968	104
		161
Construction Materials (1.4%)
Martin Marietta Materials, Inc.	138	53

Containers & Packaging (0.4%)
Ball Corp.	191	17

Distributors (1.4%)
Pool Corp.	123	52

Diversified Consumer Services (1.5%)
Service Corp. International	865	57

Entertainment (2.2%)
Netflix, Inc. (a)	94	35
Walt Disney Co. (The) (a)	366	50
		85
Equity Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. REIT	154	39

Food & Staples Retailing (3.8%)
Costco Wholesale Corp.	251	145

Food Products (2.9%)
McCormick & Co., Inc.	194	20
UTZ Brands, Inc.	6,243	92
		112

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Health Care Equipment & Supplies (3.7%)
IDEXX Laboratories, Inc. (a)	34	19
Intuitive Surgical, Inc. (a)	404	122
		141
Health Care Providers & Services (1.4%)
Covetrus, Inc. (a)	3,113	52

Health Care Technology (3.1%)
Veeva Systems, Inc., Class A (a)	565	120

Hotels, Restaurants & Leisure (3.8%)
Domino's Pizza, Inc.	227	92
McDonald's Corp.	151	37
Starbucks Corp.	194	18
		147
Household Durables (1.3%)
NVR, Inc. (a)	11	49

Industrial Conglomerates (1.0%)
Roper Technologies, Inc.	81	38

Insurance (3.6%)
Brown & Brown, Inc.	560	40
Progressive Corp. (The)	856	98
		138
Internet & Direct Marketing Retail (6.5%)
Amazon.com, Inc. (a)	76	248

Life Sciences Tools & Services (3.2%)
Danaher Corp.	302	89
Thermo Fisher Scientific, Inc.	60	35
		124
Metals & Mining (1.4%)
Royal Gold, Inc.	382	54

Oil, Gas & Consumable Fuels (1.5%)
Texas Pacific Land Corp.	44	60

Pharmaceuticals (2.9%)
Royalty Pharma PLC, Class A (United Kingdom)	2,467	96
Zoetis, Inc.	81	15
		111
Professional Services (1.1%)
CoStar Group, Inc. (a)	614	41

Semiconductors & Semiconductor Equipment (5.0%)
ASML Holding N.V.	288	192

Software (19.9%)
Cadence Design Systems, Inc. (a)	117	19
Constellation Software, Inc.	114	195

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Olo, Inc., Class A (a)	2,856	38
Procore Technologies, Inc. (a)	672	39
salesforce.com, Inc. (a)	604	128
ServiceNow, Inc. (a)	300	167
Synopsys, Inc. (a)	58	19
Topicus.com, Inc. (a)	1,350	101
Tyler Technologies, Inc. (a)	125	56
		762
Specialty Retail (3.1%)
AutoZone, Inc. (a)	33	67
Home Depot, Inc. (The)	170	51
		118
Trading Companies & Distributors (1.0%)
Fastenal Co.	308	18
Watsco, Inc.	67	21
		39
Total Common Stocks (Cost $3,168)		3,642

Investment Company (1.0%)
Grayscale Bitcoin Trust (a) (Cost $49)	1,279	39

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $88)	88,103	88
Total Investments Excluding Purchased Options (98.3%) (Cost $3,305)		3,769
Total Purchased Options Outstanding (0.1%) (Cost $12)		2
Total Investments (98.4%) (Cost $3,317) (c)(d)(e)		3,771
Other Assets in Excess of Liabilities (1.6%)		62
Net Assets (100.0%)		$3,833

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(d)	Securities are available for collateral in connection with purchased options.
(e)	At March 31, 2022, the aggregate cost for federal income tax purposes is approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $583,000 and the aggregate gross unrealized depreciation is approximately $129,000, resulting in net unrealized appreciation of approximately $454,000.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	876,672	877	$1	$4	$(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	827,282	827	1	4	(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	384,147	384	—@	3	(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	241,439	241	—@	1	(1)
							$2	$12	$(10)

@	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Others*	59.0%
Software	20.2
Aerospace & Defense	9.1
Internet & Direct Marketing Retail	6.6
Semiconductors & Semiconductor Equipment	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Banks (11.0%)
First Republic Bank	50,329	$8,158
JPMorgan Chase & Co.	46,618	6,355
SVB Financial Group (a)	14,314	8,008
		22,521
Building Products (0.8%)
Fortune Brands Home & Security, Inc.	21,197	1,575

Capital Markets (4.6%)
Ameriprise Financial, Inc.	30,966	9,301

Commercial Services & Supplies (3.4%)
Waste Management, Inc.	43,579	6,907

Electric Utilities (2.7%)
NextEra Energy, Inc.	65,534	5,551

Equity Real Estate Investment Trusts (REITs) (4.5%)
SBA Communications Corp. REIT	10,418	3,585
STORE Capital Corp. REIT	194,225	5,677
		9,262
Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	11,943	6,877

Food Products (1.2%)
McCormick & Co., Inc.	23,968	2,392

Health Care Equipment & Supplies (1.3%)
Edwards Lifesciences Corp. (a)	22,604	2,661

Health Care Technology (1.5%)
Veeva Systems, Inc., Class A (a)	14,093	2,994

Hotels, Restaurants & Leisure (7.1%)
Domino's Pizza, Inc.	3,332	1,356
McDonald's Corp.	23,393	5,785
MGM Resorts International	103,503	4,341
Planet Fitness, Inc., Class A (a)	35,308	2,983
		14,465
Household Durables (0.3%)
Lennar Corp., Class A	8,009	650

Information Technology Services (2.1%)
Jack Henry & Associates, Inc.	4,748	936
Mastercard, Inc., Class A	9,340	3,338
		4,274
Insurance (5.5%)
Brown & Brown, Inc.	91,943	6,645
Progressive Corp. (The)	41,184	4,694
		11,339

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Interactive Media & Services (7.1%)
Alphabet, Inc., Class A (a)	5,241	14,577

Life Sciences Tools & Services (7.1%)
Danaher Corp.	30,139	8,841
West Pharmaceutical Services, Inc.	13,747	5,646
		14,487
Oil, Gas & Consumable Fuels (6.5%)
Chevron Corp.	72,860	11,864
Valero Energy Corp.	13,319	1,352
		13,216
Personal Products (1.8%)
Estee Lauder Cos., Inc. (The), Class A	13,379	3,643

Software (8.6%)
Microsoft Corp.	57,189	17,632

Specialty Retail (1.3%)
Home Depot, Inc. (The)	9,202	2,754

Tech Hardware, Storage & Peripherals (9.2%)
Apple, Inc.	107,621	18,792

Textiles, Apparel & Luxury Goods (1.5%)
Lululemon Athletica, Inc. (a)	8,641	3,156

Trading Companies & Distributors (4.0%)
United Rentals, Inc. (a)	22,842	8,114
Total Common Stocks (Cost $178,355)		197,140

Short-Term Investment (3.4%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $6,998)	6,997,860	6,998
Total Investments (99.9%) (Cost $185,353) (c)(d)		204,138
Other Assets in Excess of Liabilities (0.1%)		283
Net Assets (100.0%)		$204,421

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $21,958,000 and the aggregate gross unrealized depreciation is approximately $3,173,000, resulting in net unrealized appreciation of approximately $18,785,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	37.8%
Banks	11.0
Tech Hardware, Storage & Peripherals	9.2
Software	8.6
Interactive Media & Services	7.1
Life Sciences Tools & Services	7.1
Hotels, Restaurants & Leisure	7.1
Oil, Gas & Consumable Fuels	6.5
Insurance	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Focus Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%)
Apartments (12.6%)
Equity Residential REIT	2,840	$255
InterRent Real Estate Investment Trust REIT	4,128	53
Mid-America Apartment Communities, Inc. REIT	1,145	240
UDR, Inc. REIT	2,530	145
		693
Data Centers (5.9%)
Digital Realty Trust, Inc. REIT	1,355	192
GDS Holdings Ltd. ADR (China) (a)	628	25
Switch, Inc., Class A	3,459	106
		323
Free Standing (5.6%)
NETSTREIT Corp. REIT	4,174	94
Realty Income Corp. REIT	3,056	212
		306
Health Care (12.7%)
Healthpeak Properties, Inc. REIT	5,477	188
Medical Properties Trust, Inc. REIT	4,435	94
Welltower, Inc. REIT	4,326	416
		698
Industrial (14.1%)
LXP Industrial Trust REIT	7,031	110
ProLogis, Inc. REIT	3,075	497
Rexford Industrial Realty, Inc. REIT	2,262	169
		776
Lodging/Resorts (2.7%)
Boyd Gaming Corp.	1,503	99
Caesars Entertainment, Inc. (a)	666	51
		150
Manufactured Homes (3.9%)
Sun Communities, Inc. REIT	1,226	215

Office (2.2%)
Kilroy Realty Corp. REIT	1,600	122

Self Storage (12.6%)
Extra Space Storage, Inc. REIT	1,262	259
Public Storage REIT	1,104	431
		690
Shopping Centers (10.3%)
Brixmor Property Group, Inc. REIT	6,149	158
Kite Realty Group Trust REIT	4,869	111
RPT Realty REIT	7,831	108
SITE Centers Corp. REIT	11,294	189
		566

Morgan Stanley Institutional Fund, Inc.

U.S. Focus Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Specialty (15.9%)
American Tower Corp. REIT	1,396	351
Outfront Media, Inc. REIT	4,293	122
SBA Communications Corp. REIT	1,165	401
		874
Total Common Stocks (Cost $5,011)		5,413

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (b) (Cost $88)	88,423	88
Total Investments (100.1%) (Cost $5,099) (c)(d)		5,501
Liabilities in Excess of Other Assets (-0.1%)		(6)
Net Assets (100.0%)		$5,495

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $471,000 and the aggregate gross unrealized depreciation is approximately $69,000, resulting in net unrealized appreciation of approximately $402,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Specialty	15.9%
Industrial	14.1
Health Care	12.7
Apartments	12.6
Self Storage	12.5
Others*	10.4
Shopping Centers	10.3
Data Centers	5.9
Free Standing	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Apartments (13.3%)
Equity Residential REIT	23,355	$2,100
Mid-America Apartment Communities, Inc. REIT	9,470	1,984
UDR, Inc. REIT	35,803	2,054
		6,138
Data Centers (6.5%)
Digital Realty Trust, Inc. REIT	13,191	1,871
GDS Holdings Ltd. ADR (China) (a)	3,740	147
Switch, Inc., Class A	32,648	1,006
		3,024
Free Standing (6.2%)
Agree Realty Corp. REIT	6,791	451
NETSTREIT Corp. REIT	25,844	580
Realty Income Corp. REIT	26,771	1,855
		2,886
Health Care (14.1%)
Healthpeak Properties, Inc. REIT	54,407	1,868
Medical Properties Trust, Inc. REIT	36,948	781
Ventas, Inc. REIT	19,017	1,175
Welltower, Inc. REIT	28,005	2,692
		6,516
Industrial (15.7%)
Exeter Industrial Value Fund, LP (b)(c)	7,905,000	324
LXP Industrial Trust REIT	30,038	471
ProLogis, Inc. REIT	30,324	4,898
Rexford Industrial Realty, Inc. REIT	21,088	1,573
		7,266
Lodging/Resorts (1.8%)
Boyd Gaming Corp.	9,471	623
Caesars Entertainment, Inc. (a)	2,566	198
		821
Manufactured Homes (3.5%)
Sun Communities, Inc. REIT	9,154	1,605

Office (2.3%)
Kilroy Realty Corp. REIT	13,806	1,055

Regional Malls (2.6%)
Simon Property Group, Inc. REIT	9,305	1,224

Self Storage (14.2%)
Extra Space Storage, Inc. REIT	8,780	1,805
Life Storage, Inc. REIT	6,672	937
Public Storage REIT	9,791	3,821
		6,563

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Shopping Centers (8.8%)
Brixmor Property Group, Inc. REIT	42,047	1,085
Kite Realty Group Trust REIT	44,148	1,005
RPT Realty REIT	45,469	626
SITE Centers Corp. REIT	81,117	1,356
		4,072
Single Family Homes (2.6%)
Invitation Homes, Inc. REIT	29,748	1,195

Specialty (7.2%)
Iron Mountain, Inc. REIT	18,001	997
Outfront Media, Inc. REIT	40,092	1,140
SBA Communications Corp. REIT	1,344	462
VICI Properties, Inc. REIT	26,706	760
		3,359
Total Common Stocks (Cost $39,127)		45,724

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $628)	627,968	628
Total Investments (100.2%) (Cost $39,755) (e)(f)		46,352
Liabilities in Excess of Other Assets (–0.2%)		(94)
Net Assets (100.0%)		$46,258

(a)	Non-income producing security.
(b)	At March 31, 2022, the Fund held a fair valued security at approximately $324,000, representing 0.7% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(c)	Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At March 31, 2022, this security had an aggregate market value of approximately $324,000, representing 0.7% of net assets.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,590,000 and the aggregate gross unrealized depreciation is approximately $993,000, resulting in net unrealized appreciation of approximately $6,597,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Industrial	15.7%
Self Storage	14.2
Others*	14.1
Health Care	14.1
Apartments	13.2
Shopping Centers	8.8
Specialty	7.2
Data Centers	6.5
Free Standing	6.2
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.4%)
Biotechnology (28.0%)
4D Molecular Therapeutics, Inc. (a)	2,367	$36
Abcam PLC ADR (United Kingdom) (a)	2,187	40
Alnylam Pharmaceuticals, Inc. (a)	357	58
Argenx SE ADR (Belgium) (a)	251	79
Beam Therapeutics, Inc. (a)	997	57
C4 Therapeutics, Inc. (a)	1,843	45
Century Therapeutics, Inc. (a)	1,701	22
Exact Sciences Corp. (a)	949	66
Fate Therapeutics, Inc. (a)	1,393	54
Graphite Bio, Inc. (a)	2,349	12
Intellia Therapeutics, Inc. (a)	772	56
Moderna, Inc. (a)	338	58
Relay Therapeutics, Inc. (a)	1,391	42
Vertex Pharmaceuticals, Inc. (a)	304	79
		704
Health Care Equipment & Supplies (13.0%)
Abbott Laboratories	315	37
Align Technology, Inc. (a)	95	41
DexCom, Inc. (a)	137	70
IDEXX Laboratories, Inc. (a)	69	38
Intuitive Surgical, Inc. (a)	244	74
iRhythm Technologies, Inc. (a)	99	16
Quotient Ltd. (a)	23,436	28
ViewRay, Inc. (a)	5,872	23
		327
Health Care Providers & Services (10.9%)
Agilon health, Inc. (a)	2,744	70
Guardant Health, Inc. (a)	1,313	87
UnitedHealth Group, Inc.	228	116
		273
Health Care Technology (9.6%)
Doximity, Inc., Class A (a)	847	44
GoodRx Holdings, Inc., Class A (a)(b)	1,470	29
Inspire Medical Systems, Inc. (a)	308	79
Schrodinger, Inc. (a)	1,061	36
Veeva Systems, Inc., Class A (a)	250	53
		241
Internet & Direct Marketing Retail (1.7%)
Chewy, Inc., Class A (a)(b)	1,083	44

Life Sciences Tools & Services (21.8%)
10X Genomics, Inc., Class A (a)	1,233	94
AbCellera Biologics, Inc. (Canada) (a)(b)	1,994	19
Evotec SE ADR (Germany) (a)	2,495	38
Illumina, Inc. (a)	135	47
MaxCyte, Inc. (a)	5,065	35
NanoString Technologies, Inc. (a)	2,430	85
Rapid Micro Biosystems, Inc. (a)	2,465	17
Seer, Inc. (a)	1,472	22
SomaLogic, Inc. (a)	3,418	27
Stevanato Group SpA (Italy) (a)	2,642	53
Thermo Fisher Scientific, Inc.	189	112
		549

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

Pharmaceuticals (10.4%)
ATAI Life Sciences N.V. (a)	7,043	36
Eli Lilly & Co.	293	84
GH Research PLC (a)(b)	1,000	18
Royalty Pharma PLC, Class A	1,712	67
Zoetis, Inc.	302	57
		262
Total Common Stocks (Cost $2,933)		2,400

Short-Term Investments (8.7%)
Securities held as Collateral on Loaned Securities (4.4%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	103,079	103

	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $5; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $5)	$5	5
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $1; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $1)	1	1
		6
Total Securities held as Collateral on Loaned Securities (Cost $109)		109

	Shares
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $109)	109,328	109
Total Short-Term Investments (Cost $218)		218
Total Investments (104.1%) (Cost $3,151) ) Including $110 of Securities Loaned (d)(e)		2,618
Liabilities in Excess of Other Assets (–4.1%)		(102)
Net Assets (100.0%)		$2,516

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $110,000 and $115,000, respectively. The Fund received cash collateral of approximately $109,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $6,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited) (cont’d)

(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $33,000 and the aggregate gross unrealized depreciation is approximately $566,000, resulting in net unrealized depreciation of approximately $533,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Biotechnology	28.1%
Life Sciences Tools & Services	21.9
Health Care Equipment & Supplies	13.0
Health Care Providers & Services	10.9
Pharmaceuticals	10.4
Health Care Technology	9.6
Others*	6.1
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments ▪ March 31, 2022 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Fund.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—	$3,239	$—	$3,239
Banks	5,802	2,413	—	8,215
Beverages	—	6,106	—	6,106
Biotechnology	2,640	—	—	2,640
Chemicals	1,029	7,234	—	8,263
Electrical Equipment	—	607	—	607
Electronic Equipment, Instruments & Components	—	2,597	—	2,597
Energy Equipment & Services	1,910	—	—	1,910
Entertainment	7,525	3,045	—	10,570
Food Products	—	2,933	—	2,933
Health Care Equipment & Supplies	3,415	7,676	—	11,091
Health Care Providers & Services	—	1,319	—	1,319
Hotels, Restaurants & Leisure	6,149	—	—	6,149
Household Durables	2,525	7,962	—	10,487
Household Products	—	463	—	463
Information Technology Services	—	4,872	—	4,872
Insurance	—	4,066	—	4,066
Interactive Media & Services	2,677	3,853	—	6,530
Internet & Direct Marketing Retail	12,346	2,195	—	14,541
Leisure Products	—	973	—	973
Life Sciences Tools & Services	1,244	—	—	1,244
Machinery	—	5,169	—	5,169
Metals & Mining	22,649	15,612	—	38,261
Oil, Gas & Consumable Fuels	2,992	8,562	—	11,554
Personal Products	1,478	6,539	—	8,017
Pharmaceuticals	—	19,195	—	19,195
Professional Services	—	4,429	—	4,429
Real Estate Management & Development	1,020	—	—@	1,020
Road & Rail	1,399	—	—	1,399
Semiconductors & Semiconductor Equipment	2,465	10,818	—	13,283
Software	—	1,988	—	1,988
Tech Hardware, Storage & Peripherals	—	5,809	—	5,809
Textiles, Apparel & Luxury Goods	—	3,271	—	3,271
Total Common Stocks	79,265	142,945	—@	222,210
Preferred Stock
Biotechnology	—	—	1,174	1,174
Investment Company	752	—	—	752
Call Options Purchased	—	287	—	287
Short-Term Investments
Investment Company	2,678	—	—	2,678
Repurchase Agreements	—	119	—	119
Total Short-Term Investments	2,678	119	—	2,797
Foreign Currency Forward Exchange Contract	—	14	—	14
Total Assets	82,695	143,365	1,174	227,234
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(66)	—	(66)
Total	$82,695	$143,299	$1,174	$227,168

@	Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$	—@	$1,250
Purchases		—	—
Sales		—	—
Amortization of discount		—	—
Transfers in		—	—
Transfers out		—	—
Corporate actions		—	—
Change in unrealized appreciation (depreciation)		—@	(76)
Realized gains (losses)		—	—
Ending Balance	$	—@	$1,174

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$	—@	$(76)

@	Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

Active International Allocation	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$1,174	Market Transaction Method	Precedent Transaction	$38.24	Increase

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Capital Markets	$8,198	$—	$—	$8,198
Entertainment	27,652	—	—	27,652
Health Care Equipment & Supplies	7,248	—	—	7,248
Health Care Technology	26,954	—	—	26,954
Hotels, Restaurants & Leisure	24,329	—	—	24,329
Information Technology Services	124,085	15,319	—	139,404
Interactive Media & Services	64,975	—	—	64,975
Internet & Direct Marketing Retail	38,826	—	—	38,826
Life Sciences Tools & Services	5,428	—	—	5,428
Pharmaceuticals	22,086	—	—	22,086
Road & Rail	33,367	—	—	33,367
Semiconductors & Semiconductor Equipment	28,367	—	—	28,367
Software	97,005	—	—	97,005
Total Common Stocks	508,520	15,319	—	523,839
Investment Company	6,307	—	—	6,307
Call Options Purchased	—	339	—	339
Short-Term Investment
Investment Company	5,984	—	—	5,984
Total Assets	$520,811	$15,658	$—	$536,469

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$24,010	$55,856	$—	$79,866
Beverages	—	23,343	—	23,343
Chemicals	—	3,358	—	3,358
Construction Materials	—	6,700	—	6,700
Consumer Finance	6,039	—	—	6,039
Diversified Consumer Services	—	1,180	—	1,180
Entertainment	11,393	—	—	11,393
Food Products	—	20,089	—	20,089
Hotels, Restaurants & Leisure	14,949	10,811	—	25,760
Household Durables	—	5,961	—	5,961
Insurance	—	9,956	—	9,956
Interactive Media & Services	—	38,995	—	38,995
Internet & Direct Marketing Retail	15,055	20,847	—	35,902
Real Estate Management & Development	11,397	5,740	—	17,137
Road & Rail	7,146	—	—	7,146
Semiconductors & Semiconductor Equipment	—	19,211	—	19,211
Software	829	3,456	—	4,285
Textiles, Apparel & Luxury Goods	—	8,003	—	8,003
Total Common Stocks	90,818	233,506	—	324,324
Investment Company	3,835	—	—	3,835
Call Options Purchased	—	107	—	107
Short-Term Investments
Investment Company	15,646	—	—	15,646
Repurchase Agreements	—	211	—	211
Total Short-Term Investments	15,646	211	—	15,857
Total Assets	$110,299	$233,824	$—	$344,123

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
China Equity
Assets:
Common Stocks
Banks	$—	$436	$—	$436
Beverages	—	884	—	884
Biotechnology	—	138	—	138
Electrical Equipment	—	225	—	225
Entertainment	—	276	—	276
Food Products	—	559	—	559
Health Care Equipment & Supplies	—	188	—	188
Household Durables	—	235	—	235
Interactive Media & Services	—	1,438	—	1,438
Internet & Direct Marketing Retail	201	882	—	1,083
Life Sciences Tools & Services	—	266	—	266
Machinery	—	191	—	191
Personal Products	—	240	—	240
Real Estate Management & Development	115	—	—	115
Semiconductors & Semiconductor Equipment	—	133	—	133
Specialty Retail	—	369	—	369
Textiles, Apparel & Luxury Goods	—	644	—	644
Total Common Stocks	316	7,104	—	7,420
Warrant	—	67	—	67
Short-Term Investment
Investment Company	1,097	—	—	1,097
Total Assets	$1,413	$7,171	$—	$8,584

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Counterpoint Global
Assets:
Common Stocks
Aerospace & Defense	$79		$112	$—	$191
Air Freight & Logistics	—		301	—	301
Airlines	6		—	—	6
Automobiles	10		—	—	10
Banks	435		40	—	475
Beverages	9		182	—	191
Biotechnology	99		61	—	160
Capital Markets	249		—	—	249
Chemicals	37		66	—	103
Commercial Services & Supplies	52		80	—	132
Communications Equipment	21		—	—	21
Construction Materials	3		7	—	10
Consumer Finance	77		—	—	77
Containers & Packaging	7		—	—	7
Distributors	3		—	—	3
Diversified Consumer Services	41		1	—	42
Diversified Financial Services	10		32	—	42
Diversified Holding Companies	59		—	—	59
Diversified Telecommunication Services	75		—	—	75
Electrical Equipment	27		—	—	27
Electronic Equipment, Instruments & Components	—		139	—	139
Entertainment	749		81	—	830
Equity Real Estate Investment Trusts	3		—	—	3
Food & Staples Retailing	52		50	—	102
Food Products	23		79	—	102
Health Care Equipment & Supplies	112		98	—	210
Health Care Providers & Services	416		—	—	416
Health Care Technology	505		—	—	505
Hotels, Restaurants & Leisure	123		92	—	215
Household Durables	201		249	—	450
Household Products	—		26	—	26
Industrial Conglomerates	2		—	—	2
Information Technology Services	2,534		259	—	2,793
Insurance	76		48	—	124
Interactive Media & Services	436		145	—	581
Internet & Direct Marketing Retail	1,714		144	—	1,858
Leisure Products	84		—	—	84
Life Sciences Tools & Services	229		—	—	229
Machinery	4		35	—	39
Marine	—		54	—	54
Media	82		—	—	82
Metals & Mining	71		—	—	71
Multi-Line Retail	8		—	—	8
Multi-Utilities	86		—	—	86
Oil, Gas & Consumable Fuels	30		—	—	30
Personal Products	—		23	—	23
Pharmaceuticals	441		7	—	448
Professional Services	27		—	—	27
Real Estate Management & Development	147		5	—	152
Road & Rail	407		—	—	407
Semiconductors & Semiconductor Equipment	315		239	—	554
Software	2,350		26	—	2,376
Specialty Retail	341		—	—	341
Tech Hardware, Storage & Peripherals	10		—	—	10
Textiles, Apparel & Luxury Goods	87		730	—	817
Trading Companies & Distributors	9		—	—	9
Transportation Infrastructure	2	†	—	—	2	†
Total Common Stocks	12,975	†	3,411	—	16,386	†
Preferred Stock
Software	—		—	41	41
Investment Companies	169		17	—	186
Warrants	1	†	—	—	1	†
Call Options Purchased	—		6	—	6
Short-Term Investment
Investment Company	483		—	—	483
Total Assets	13,628	†	3,434	41	17,103	†
Liabilities:
Derivative Contracts - PIPE	—		—	(6)	(6)
Total	$13,628	†	$3,434	$35	$17,097	†

†	Includes one or more security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Counterpoint Global	Preferred Stock (000)	Derivative Contracts — PIPE (000)
Beginning Balance	$45	$	(—@ )
Purchases	—		—
Sales	—		—
PIPE transactions	—		(6)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	(4)		—
Realized gains (losses)	—		—
Ending Balance	$41		$(6)

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$(4)		$(6)

@	Amount is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Counterpoint Global	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$41	Discounted Cash Flow	Weighted Average Cost of Capital	12.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	31.0X	Increase
			Discount for Lack of Marketability	11.0%	Decrease
PIPE	$(6)	Market Implied	Discount for Lack of Marketability and Transaction Risk	12.0% - 14.0% / 13.9%	Decrease

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Developing Opportunity
Assets:
Common Stocks
Banks	$16,317	$23,780	$—	$40,097
Beverages	—	6,660	—	6,660
Capital Markets	3,305	—	—	3,305
Chemicals	—	1,908	—	1,908
Construction Materials	—	3,294	—	3,294
Consumer Finance	1,945	—	—	1,945
Diversified Consumer Services	—	582	—	582
Entertainment	5,046	—	—	5,046
Food Products	—	5,332	—	5,332
Hotels, Restaurants & Leisure	5,491	3,590	—	9,081
Household Durables	—	1,386	—	1,386
Information Technology Services	9,006	—	—	9,006
Interactive Media & Services	—	15,318	—	15,318
Internet & Direct Marketing Retail	18,302	8,434	—	26,736
Multi-Line Retail	5,479	—	—	5,479
Real Estate Management & Development	3,772	1,494	—	5,266
Road & Rail	3,378	—	—	3,378
Semiconductors & Semiconductor Equipment	—	9,513	—	9,513
Textiles, Apparel & Luxury Goods	—	2,543	—	2,543
Transportation Infrastructure	2,181	—	—	2,181
Total Common Stocks	74,222	83,834	—	158,056
Investment Company	1,857	—	—	1,857
Call Options Purchased	—	37	—	37
Short-Term Investment
Investment Company	1,674	—	—	1,674
Total Assets	$77,753	$83,871	$—	$161,624

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Emerging Markets
Assets:
Common Stocks
Airlines	$10,655	$—	$—		$10,655
Automobiles	—	18,123	—		18,123
Banks	36,740	101,205	—		137,945
Beverages	—	12,393	—		12,393
Chemicals	—	8,232	—		8,232
Construction Materials	—	2,942	—		2,942
Consumer Finance	—	7,200	—		7,200
Electrical Equipment	—	3,869	—		3,869
Electronic Equipment, Instruments & Components	—	18,616	—		18,616
Food & Staples Retailing	11,450	—	—		11,450
Food Products	—	8,632	—		8,632
Health Care Providers & Services	2,468	—	—		2,468
Hotels, Restaurants & Leisure	2,763	—	—		2,763
Information Technology Services	17,009	8,955	—		25,964
Insurance	—	4,076	—		4,076
Interactive Media & Services	—	22,205	—		22,205
Internet & Direct Marketing Retail	8,539	725	—		9,264
Machinery	—	8,792	—		8,792
Metals & Mining	—	45,128	—		45,128
Multi-Line Retail	9,659	—	—	†	9,659	†
Oil, Gas & Consumable Fuels	—	21,829	—		21,829
Paper & Forest Products	—	10,581	—		10,581
Personal Products	—	2,171	—		2,171
Pharmaceuticals	—	5,920	—		5,920
Semiconductors & Semiconductor Equipment	36,552	79,014	—		115,566
Specialty Retail	—	1,345	—		1,345
Tech Hardware, Storage & Peripherals	—	37,875	—		37,875
Textiles, Apparel & Luxury Goods	6,506	19,945	—		26,451
Thrifts & Mortgage Finance	—	11,820	—		11,820
Transportation Infrastructure	9,136	—	—		9,136
Total Common Stocks	151,477	461,593	—	†	613,070	†
Short-Term Investment
Investment Company	13,432	—	—		13,432
Total Assets	$164,909	$461,593	$—	†	$626,502	†

†	Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerging Markets	Common Stock (000)
Beginning Balance	—
Purchases	—
Sales	—
PIPE transactions	—
Amortization of discount	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$—

†	Includes one or more securities valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

Emerging Markets	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stocks	$0	Market Implied	Expected Recovery Value	$0.00	Increase

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$8,336	$30	$8,366
Sovereign	—	18,876	34	18,910
Supranational	—	205	—	205
Total Fixed Income Securities	—	27,417	64	27,481
Warrant	—	4	—	4
Short-Term Investments
Investment Company	382	—	—	382
Sovereign	—	427	—	427
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	382	457	—	839
Foreign Currency Forward Exchange Contracts	—	147	—	147
Total Assets	382	28,025	64	28,471
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(246)	—	(246)
Total	$382	$27,779	$64	$28,225

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerging Markets Fixed Income Opportunities	Fixed Income (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	64
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$64

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Emerging Markets Fixed Income Opportunities	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Corporate Bond	$30	Market Implied	Expected Recovery Value	$10.00	Increase
Sovereign	$34	Market Implied	Expected Recovery Value	$0.04	Increase

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Automobiles	$—	$5,063	$—	$5,063
Banks	—	33,780	—	33,780
Beverages	—	9,871	—	9,871
Capital Markets	—	7,200	—	7,200
Chemicals	—	29,498	—	29,498
Consumer Finance	—	28,827	—	28,827
Diversified Financial Services	—	1,009	—	1,009
Electrical Equipment	—	15,651	—	15,651
Entertainment	13,393	—	—	13,393
Household Durables	—	5,614	—	5,614
Information Technology Services	37,372	7,819	—	45,191
Internet & Direct Marketing Retail	26,344	11,953	—	38,297
Personal Products	—	12,033	—	12,033
Semiconductors & Semiconductor Equipment	24,673	44,870	—	69,543
Software	1,122	10,411	—	11,533
Textiles, Apparel & Luxury Goods	11,833	23,674	—	35,507
Total Common Stocks	114,737	247,273	—	362,010
Short-Term Investment
Investment Company	26,467	—	—	26,467
Total Assets	$141,204	$247,273	$—	$388,477

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Automobiles	$6,388	$—	$—	$6,388
Banks	17,778	—	—	17,778
Capital Markets	5,169	—	—	5,169
Commercial Services & Supplies	4,199	—	—	4,199
Electric Utilities	3,510	—	—	3,510
Entertainment	2,919	—	—	2,919
Equity Real Estate Investment Trusts (REITs)	5,979	—	—	5,979
Food & Staples Retailing	4,771	—	—	4,771
Hotels, Restaurants & Leisure	4,365	—	—	4,365
Information Technology Services	2,933	—	—	2,933
Interactive Media & Services	4,220	—	—	4,220
Life Sciences Tools & Services	6,624	—	—	6,624
Personal Products	2,258	—	—	2,258
Semiconductors & Semiconductor Equipment	6,127	—	—	6,127
Software	9,354	—	—	9,354
Textiles, Apparel & Luxury Goods	8,419	—	—	8,419
Trading Companies & Distributors	5,860	—	—	5,860
Total Common Stocks	100,873	—	—	100,873
Investment Company	219	—	—	219
Short-Term Investment
Investment Company	563	—	—	563
Total Assets	$101,655	$—	$—	$101,655

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Airlines	$143	$—	$—	$143
Automobiles	844	—	—	844
Banks	2,742	—	—	2,742
Beverages	733	—	—	733
Building Products	184	—	—	184
Capital Markets	702	—	—	702
Construction Materials	599	—	—	599
Diversified Telecommunication Services	353	—	—	353
Electric Utilities	587	—	—	587
Entertainment	535	—	—	535
Equity Real Estate Investment Trusts (REITs)	810	—	—	810
Health Care Equipment & Supplies	208	—	—	208
Health Care Technology	127	—	—	127
Hotels, Restaurants & Leisure	1,034	—	—	1,034
Information Technology Services	528	—	—	528
Insurance	275	—	—	275
Interactive Media & Services	684	—	—	684
Internet & Direct Marketing Retail	287	—	—	287
Life Sciences Tools & Services	901	—	—	901
Multi-Line Retail	368	—	—	368
Oil, Gas & Consumable Fuels	1,390	—	—	1,390
Personal Products	518	—	—	518
Professional Services	457	—	—	457
Semiconductors & Semiconductor Equipment	850	—	—	850
Software	1,484	—	—	1,484
Tech Hardware, Storage & Peripherals	1,832	—	—	1,832
Textiles, Apparel & Luxury Goods	656	935	—	1,591
Trading Companies & Distributors	397	—	—	397
Total Common Stocks	20,228	935	—	21,163
Short-Term Investment
Investment Company	130	—	—	130
Total Assets	$20,358	$935	$—	$21,293

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$		$4,263	$—	$4,263
Entertainment		728	—	—	728
Health Care Equipment & Supplies		—	654	—	654
Health Care Technology		2,947	—	—	2,947
Hotels, Restaurants & Leisure		792	1,326	—	2,118
Household Durables		4,378	4,065	—	8,443
Information Technology Services		6,026	—	—	6,026
Interactive Media & Services		1,025	—	—	1,025
Internet & Direct Marketing Retail		2,913	—	—	2,913
Media		2,309	—	—	2,309
Pharmaceuticals		2,462	—	—	2,462
Real Estate Management & Development		1,584	—	—	1,584
Software		13,487	—	—	13,487
Specialty Retail		6,987	—	—	6,987
Total Common Stocks		45,638	10,308	—	55,946
Short-Term Investment
Investment Company		4,255	—	—	4,255
Total Assets		49,893	10,308	—	60,201
Liabilities:
Derivative Contract —PIPE		—	—	(30)	(30)
Total		$49,893	$10,308	$(30)	$60,171

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Endurance	Derivative Contract — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	(30)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$(30)

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$(30)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

Global Endurance	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$(30)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%	Decrease

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Focus Real Estate
Assets:
Common Stocks
Diversified	$218	$631	$—	$849
Health Care	383	94	—	477
Industrial	440	227	—	667
Lodging/Resorts	113	—	—	113
Office	250	210	—	460
Residential	674	109	—	783
Retail	591	50	—	641
Self Storage	437	58	—	495
Specialty	524	—	—	524
Total Common Stocks	3,630	1,379	—	5,009
Short-Term Investment
Investment Company	95	—	—	95
Total Assets	$3,725	$1,379	$—	$5,104

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$67,354	$155,479	$—	$222,833
Capital Markets	183,749	—	—	183,749
Health Care Equipment & Supplies	439,688	—	—	439,688
Household Products	123,351	228,029	—	351,380
Industrial Conglomerates	78,711	—	—	78,711
Information Technology Services	637,767	—	—	637,767
Life Sciences Tools & Services	358,763	—	—	358,763
Machinery	52,043	—	—	52,043
Personal Products	49,396	70,093	—	119,489
Pharmaceuticals	41,404	—	—	41,404
Professional Services	19,438	123,739	—	143,177
Software	335,745	159,095	—	494,840
Textiles, Apparel & Luxury Goods	56,084	76,362	—	132,446
Tobacco	294,330	—	—	294,330
Total Common Stocks	2,737,823	812,797	—	3,550,620
Short-Term Investment
Investment Company	75,765	—	—	75,765
Total Assets	$2,813,588	$812,797	$—	$3,626,385

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$9,050	$6,210	$—	$15,260
Communications	39,554	19,627	—	59,181
Diversified	4,438	16,325	—	20,763
Electricity Transmission & Distribution	26,764	24,806	—	51,570
Oil & Gas Storage & Transportation	101,573	18,184	—	119,757
Railroads	6,783	1,186	—	7,969
Renewables	—	1,762	—	1,762
Toll Roads	—	13,463	—	13,463
Utilities	18,556	—	—	18,556
Water	4,010	4,931	—	8,941
Total Common Stocks	210,728	106,494	—	317,222
Short-Term Investments
Investment Company	7,918	—	—	7,918
Repurchase Agreements	—	424	—	424
Total Short-Term Investments	7,918	424	—	8,342
Total Assets	$218,646	$106,918	$—	$325,564

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Banks	$1,760	$—	$—	$1,760
Biotechnology	1,717	—	—	1,717
Capital Markets	2,489	—	—	2,489
Chemicals	412	—	—	412
Diversified Financial Services	—	2,543	—	2,543
Diversified Holding Companies	1,030	—	—	1,030
Electrical Equipment	995	—	—	995
Entertainment	12,334	—	—	12,334
Health Care Providers & Services	6,460	—	—	6,460
Health Care Technology	5,512	—	—	5,512
Information Technology Services	34,113	9,523	—	43,636
Interactive Media & Services	2,572	—	—	2,572
Internet & Direct Marketing Retail	25,072	3,927	—	28,999
Life Sciences Tools & Services	2,556	—	—	2,556
Pharmaceuticals	9,295	—	—	9,295
Road & Rail	5,118	—	—	5,118
Semiconductors & Semiconductor Equipment	8,769	—	—	8,769
Software	24,936	981	—	25,917
Total Common Stocks	145,140	16,974	—	162,114
Preferred Stock
Software	—	—	33	33
Investment Company	2,009	—	—	2,009
Call Options Purchased	—	143	—	143
Short-Term Investments
Investment Company	6,471	—	—	6,471
Repurchase Agreements	—	183	—	183
Total Short-Term Investments	6,471	183	—	6,654
Total Assets	153,620	17,300	33	170,953
Liabilities:
Derivative Contract — PIPE	—	—	(102)	(102)
Total	$153,620	$17,300	$(69)	$170,851

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Insight	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$30	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(102)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	3	—
Realized gains (losses)	—	—
Ending Balance	$33	$(102)

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$3	$(102)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Insight	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$33	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.0	X	Increase
			Discount for Lack of Marketability	12.0%		Decrease

PIPE	$(102)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%		Decrease

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$287,690	$—		$287,690
Banks	147,303	317,967	—		465,270
Beverages	—	18,463	—		18,463
Electronic Equipment, Instruments & Components	—	77,624	—	†	77,624	†
Entertainment	379,049	—	—		379,049
Food Products	—	25,287	—		25,287
Health Care Providers & Services	55,297	—	—		55,297
Hotels, Restaurants & Leisure	68,240	—	—		68,240
Information Technology Services	848,413	29,809	—		878,222
Interactive Media & Services	206,838	104,261	—		311,099
Internet & Direct Marketing Retail	811,238	136,674	—		947,912
Real Estate Management & Development	19,653	—	—		19,653
Road & Rail	370,695	—	—		370,695
Software	653,034	—	—		653,034
Textiles, Apparel & Luxury Goods	—	331,222	—		331,222
Total Common Stocks	3,559,760	1,328,997	—	†	4,888,757	†
Investment Company	51,643	—	—		51,643
Call Options Purchased	—	331	—		331
Short-Term Investment
Investment Company	143,499	—	—		143,499
Total Assets	$3,754,902	$1,329,328	$—	†	$5,084,230	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$—		$—	†
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—	†	—
Transfers out	—		(—	)†
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$—		$—

†	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$176	$—	$—	$176
Banks	215	—	—	215
Beverages	—	78	—	78
Capital Markets	217	—	—	217
Chemicals	24	50	—	74
Commercial Services & Supplies	131	249	—	380
Entertainment	—	130	—	130
Food & Staples Retailing	134	—	—	134
Food Products	49	—	—	49
Health Care Equipment & Supplies	113	—	—	113
Health Care Technology	112	—	—	112
Hotels, Restaurants & Leisure	50	—	—	50
Household Durables	—	61	—	61
Insurance	181	—	—	181
Internet & Direct Marketing Retail	329	—	—	329
Life Sciences Tools & Services	46	—	—	46
Metals & Mining	136	—	—	136
Oil, Gas & Consumable Fuels	78	—	—	78
Personal Products	—	74	—	74
Pharmaceuticals	245	—	—	245
Real Estate Management & Development	73	—	—	73
Road & Rail	254	—	—	254
Semiconductors & Semiconductor Equipment	353	—	—	353
Software	808	—	—	808
Textiles, Apparel & Luxury Goods	—	551	—	551
Total Common Stocks	3,724	1,193	—	4,917
Call Options Purchased	—	2	—	2
Investment Companies	43	52	—	95
Short-Term Investment
Investment Company	39	—	—	39
Total Assets	$3,806	$1,247	$—	$5,053

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$2,641	$10,186	$—	$12,827
Health Care	6,042	—	—	6,042
Industrial	7,319	3,090	76	10,485
Industrial/Office Mixed	—	248	—	248
Lodging/Resorts	922	291	—	1,213
Office	1,790	4,409	—	6,199
Residential	9,736	2,433	43	12,212
Retail	6,924	1,615	—	8,539
Self Storage	5,976	839	—	6,815
Specialty	1,796	—	—	1,796
Total Common Stocks	43,146	23,111	119	66,376
Short-Term Investments
Investment Company	286	—	—	286
Repurchase Agreements	—	17	—	17
Total Short-Term Investments	286	17	—	303
Total Assets	$43,432	$23,128	$119	$66,679

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$167
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(48)
Realized gains (losses)	—
Ending Balance	$119

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$(48)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Real Estate	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stocks	$119	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

		Market Transaction Method	Transaction Valuation	$0.003	Increase

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$937	$—	$—	$937
Capital Markets	3,945	1,909	—	5,854
Electronic Equipment, Instruments & Components	1,721	—	—	1,721
Health Care Equipment & Supplies	14,513	—	—	14,513
Household Products	2,442	4,920	—	7,362
Industrial Conglomerates	1,997	—	—	1,997
Information Technology Services	15,441	—	—	15,441
Insurance	—	3,270	—	3,270
Interactive Media & Services	3,165	—	—	3,165
Life Sciences Tools & Services	9,883	—	—	9,883
Machinery	3,268	743	—	4,011
Personal Products	1,101	1,469	—	2,570
Pharmaceuticals	970	—	—	970
Professional Services	577	2,027	—	2,604
Semiconductors & Semiconductor Equipment	4,181	—	—	4,181
Software	10,571	4,282	—	14,853
Textiles, Apparel & Luxury Goods	1,555	—	—	1,555
Total Common Stocks	76,267	18,620	—	94,887
Short-Term Investment
Investment Company	2,773	—	—	2,773
Total Assets	$79,040	$18,620	$—	$97,660

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Automobiles	$49,243	$—	$—		$49,243
Biotechnology	73,325	—	—		73,325
Capital Markets	166,521	—	—		166,521
Chemicals	27,589	—	—		27,589
Consumer Finance	49,256	—	—		49,256
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	555,566	—	—		555,566
Health Care Equipment & Supplies	59,328	—	—		59,328
Health Care Providers & Services	284,141	—	—		284,141
Health Care Technology	500,727	—	—		500,727
Hotels, Restaurants & Leisure	276,221	—	—		276,221
Information Technology Services	2,790,485	205,325	—		2,995,810
Interactive Media & Services	618,165	—	—		618,165
Internet & Direct Marketing Retail	1,341,254	—	—		1,341,254
Leisure Products	56,446	—	—		56,446
Life Sciences Tools & Services	226,579	—	—		226,579
Pharmaceuticals	417,238	—	—		417,238
Road & Rail	281,168	—	—		281,168
Semiconductors & Semiconductor Equipment	296,687	—	—		296,687
Software	2,165,459	32,132	—		2,197,591
Specialty Retail	195,233	—	—		195,233
Total Common Stocks	10,430,631	237,457	—	†	10,668,088	†
Preferred Stock
Software	—	—	128,463		128,463
Call Options Purchased	—	6,526	—		6,526
Investment Company	129,086	—	—		129,086
Short-Term Investments
Investment Company	277,390	—	—		277,390
Repurchase Agreements	—	2,841	—		2,841
Total Short-Term Investments	277,390	2,841	—		280,231
Total Assets	10,837,107	246,824	128,463	†	11,212,394	†
Liabilities:
Derivative Contract — PIPE	—	—	(5,811)		(5,811)
Total	$10,837,107	$246,824	$122,652	†	$11,206,583	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stock (000)		Derivative Contract — PIPE (000)
Beginning Balance	$—		$139,951	†	$—
Purchases	—		—		—
Sales	—		—		—
PIPE transaction	—		—		(5,811)
Amortization of discount	—		—		—
Transfers in	—	†	—		—
Transfers out	—		(—	)†	—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		(11,488)		—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$128,463		$(5,811)

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$—		$(11,488)		$(5,811)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$128,463	Discounted Cash Flow	Weighted Average Cost of Capital	12.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	31.0	X	Increase
			Discount for Lack of Marketability	11.0%		Decrease

PIPE	$(5,811)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%		Decrease

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Airlines	$2,977	$—	$—	$2,977
Beverages	4,323	—	—	4,323
Biotechnology	26,716	12,698	—	39,414
Chemicals	4,567	—	—	4,567
Communications Equipment	10,481	—	—	10,481
Consumer Finance	19,001	—	—	19,001
Diversified Consumer Services	18,101	—	—	18,101
Diversified Holding Companies	22,088	—	—	22,088
Diversified Telecommunication Services	36,199	—	—	36,199
Electrical Equipment	4,723	—	—	4,723
Health Care Equipment & Supplies	29,742	5,483	—	35,225
Health Care Providers & Services	87,635	—	—	87,635
Health Care Technology	33,295	—	—	33,295
Hotels, Restaurants & Leisure	8,403	—	—	8,403
Household Durables	13,001	15,734	—	28,735
Information Technology Services	63,783	—	—	63,783
Insurance	4,612	—	—	4,612
Interactive Media & Services	17,126	—	—	17,126
Internet & Direct Marketing Retail	68,256	—	—	68,256
Leisure Products	12,263	—	—	12,263
Life Sciences Tools & Services	56,799	—	—	56,799
Machinery	2,216	—	—	2,216
Media	7,941	—	—	7,941
Metals & Mining	12,121	—	—	12,121
Pharmaceuticals	6,993	—	—	6,993
Professional Services	11,436	—	—	11,436
Real Estate Management & Development	25,098	—	—	25,098
Software	157,244	—	—	157,244
Specialty Retail	10,057	—	—	10,057
Tech Hardware, Storage & Peripherals	4,874	—	—	4,874
Textiles, Apparel & Luxury Goods	9,319	—	—	9,319
Trading Companies & Distributors	3,176	—	—	3,176
Total Common Stocks	794,566	33,915	—	828,481
Preferred Stocks
Health Care Technology	—	—	7,192	7,192
Software	—	—	6,205	6,205
Total Preferred Stocks	—	—	13,397	13,397
Investment Company	9,714	—	—	9,714
Warrants	260	—	—	260
Call Options Purchased	—	669	—	669
Short-Term Investments
Investment Company	64,469	—	—	64,469
Repurchase Agreements	—	2,867	—	2,867
Total Short-Term Investments	64,469	2,867	—	67,336
Total Assets	869,009	37,451	13,397	919,857
Liabilities:
Derivative Contracts - PIPE	—	—	(591)	(591)
Total	$869,009	$37,451	$12,806	$919,266

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)	Derivative Contracts — PIPE (000)
Beginning Balance	$13,361	$(93)
Purchases	—	—
Sales	—	—
PIPE transactions	—	(498)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	36	—
Realized gains (losses)	—	—
Ending Balance	$13,397	$(591)

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$36	$(498)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$13,397	Discounted Cash Flow	Weighted Average Cost of Capital	12.0% - 14.5% / 13.3%	Decrease
			Perpetual Growth Rate	3.0% - 4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.5x - 26.1x / 6.9x	Increase
			Discount for Lack of Marketability	12.0% - 13.0% / 12.5%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	3.8x	Increase

PIPE	$(591)	Market Implied	Discount for Lack of Marketability and Transaction Risk	12.0% -14.0% / 13.6%	Decrease

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$—	$411,485	$—	$411,485
Banks	—	314,920	—	314,920
Beverages	—	319,815	—	319,815
Biotechnology	—	55,570	—	55,570
Capital Markets	254,724	—	—	254,724
Chemicals	—	116,755	—	116,755
Electronic Equipment, Instruments & Components	—	212,469	—	212,469
Food & Staples Retailing	—	89,462	—	89,462
Food Products		205,000	—	205,000
Health Care Equipment & Supplies	—	149,951	—	149,951
Hotels, Restaurants & Leisure	—	78,803	—	78,803
Household Products	—	63,700	—	63,700
Information Technology Services	110,355	158,790	—	269,145
Insurance	—	107,874	—	107,874
Interactive Media & Services	—	130,918	—	130,918
Internet & Direct Marketing Retail	170,911	13,472	—	184,383
Machinery	—	54,773	—	54,773
Marine	—	122,325	—	122,325
Multi-Utilities	222,237	—	—	222,237
Road & Rail	49,618	—	—	49,618
Semiconductors & Semiconductor Equipment	248,811	299,830	—	548,641
Textiles, Apparel & Luxury Goods	150,657	864,270	—	1,014,927
Total Common Stocks	1,207,313	3,770,182	—	4,977,495
Investment Company	40,848	—	—	40,848
Call Options Purchased	—	252	—	252
Short-Term Investments
Investment Company	392,839	—	—	392,839
Repurchase Agreements	—	316	—	316
Total Short-Term Investments	392,839	316	—	393,155
Total Assets	$1,641,000	$3,770,750	$—	$5,411,750

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$88,202	$—	$88,202
Air Freight & Logistics	—	40,675	—	40,675
Auto Components	—	8,519	—	8,519
Banks	—	67,881	—	67,881
Beverages	—	123,623	—	123,623
Biotechnology	—	24,983	—	24,983
Capital Markets	—	82,007	—	82,007
Diversified Financial Services	—	11,710	—	11,710
Electrical Equipment	—	24,453	—	24,453
Electronic Equipment, Instruments & Components	—	32,111	—	32,111
Food Products	—	59,562	—	59,562
Health Care Equipment & Supplies	—	27,530	—	27,530
Health Care Providers & Services	—	40,408	—	40,408
Hotels, Restaurants & Leisure	—	13,003	—	13,003
Household Products	—	89,015	—	89,015
Information Technology Services	—	25,044	—	25,044
Insurance	—	180,963	—	180,963
Interactive Media & Services	—	34,073	—	34,073
Life Sciences Tools & Services	—	11,131	—	11,131
Machinery	—	71,734	—	71,734
Metals & Mining	51,467	—	—	51,467
Oil, Gas & Consumable Fuels	14,498	24,002	—	38,500
Personal Products	—	61,680	—	61,680
Pharmaceuticals	—	178,219	—	178,219
Professional Services	—	81,775	—	81,775
Semiconductors & Semiconductor Equipment	48,375	26,393	—	74,768
Software	62,675	58,844	—	121,519
Tech Hardware, Storage & Peripherals	—	27,251	—	27,251
Textiles, Apparel & Luxury Goods	—	110,941	—	110,941
Tobacco	—	63,513	—	63,513
Total Common Stocks	177,015	1,689,245	—	1,866,260
Short-Term Investment
Investment Company	35,341	—	—	35,341
Total Assets	$212,356	$1,689,245	$—	$1,901,601

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$185,723	$—	$185,723
Banks	146,837	223,417	—	370,254
Beverages	—	19,570	—	19,570
Biotechnology	—	36,864	—	36,864
Electronic Equipment, Instruments & Components	—	77,577	—	77,577
Entertainment	147,240	12,863	—	160,103
Food & Staples Retailing	—	92,232	—	92,232
Food Products	—	44,348	—	44,348
Hotels, Restaurants & Leisure	58,288	66,775	—	125,063
Information Technology Services	199,017	87,132	—	286,149
Interactive Media & Services	—	160,604	—	160,604
Internet & Direct Marketing Retail	329,282	133,219	—	462,501
Machinery	—	46,961	—	46,961
Multi-Line Retail	49,315	—	—	49,315
Road & Rail	42,587	—	—	42,587
Semiconductors & Semiconductor Equipment	—	142,959	—	142,959
Textiles, Apparel & Luxury Goods	66,424	343,948	—	410,372
Total Common Stocks	1,038,990	1,674,192	—	2,713,182
Investment Company	31,302	—	—	31,302
Call Options Purchased	—	415	—	415
Short-Term Investments
Investment Company	89,319	—	—	89,319
Repurchase Agreements	—	563	—	563
Total Short-Term Investments	89,319	563	—	89,882
Total Assets	$1,159,611	$1,675,170	$—	$2,834,781

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset Real Return
Assets:
Common Stocks
Commercial Services & Supplies	$4	$—	$—	$4
Diversified Financial Services	15	—	—	15
Equity Real Estate Investment Trusts (REITs)	6,698	—	—	6,698
Insurance	4	—	—	4
Metals & Mining	2,079	1,226	—	3,305
Real Estate Management & Development	26	—	—	26
Total Common Stocks	8,826	1,226	—	10,052
U.S. Treasury Securities	—	11,095	—	11,095
Short-Term Investments
Investment Company	15,476	—	—	15,476
Repurchase Agreements	—	1	—	1
Total Short-Term Investments	15,476	1	—	15,477
Foreign Currency Forward Exchange Contract	—	5	—	5
Futures Contracts	6	—	—	6
Interest Rate Swap Agreements	—	1,131	—	1,131
Total Assets	24,308	13,458	—	37,766
Liabilities:
Foreign Currency Forward Exchange Contract	—	(2)	—	(2)
Futures Contracts	(609)	—	—	(609)
Interest Rate Swap Agreements	—	(438)	—	(438)
Total Liabilities	(609)	(440)	—	(1,049)
Total	$23,699	$13,018	$—	$36,717

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Next Gen Emerging Markets
Assets:
Common Stocks
Banks	$—	$6,526	$—		$6,526
Entertainment	2,334	1,876	—		4,210
Food Products	—	3,987	—		3,987
Information Technology Services	7,643	3,305	—		10,948
Internet & Direct Marketing Retail	3,935	—	—		3,935
Metals & Mining	—	7,345	—		7,345
Multi-Line Retail	—	—	—	†	—	†
Oil, Gas & Consumable Fuels	1,905	872	—		2,777
Paper & Forest Products	—	1,288	—		1,288
Personal Products	—	2,101	—		2,101
Software	4,707	1,940	—		6,647
Specialty Retail	—	4,201	—		4,201
Textiles, Apparel & Luxury Goods	—	2,251	—		2,251
Wireless Telecommunication Services	—	3,603	—		3,603
Total Common Stocks	20,524	39,295	—	†	59,819	†
Short-Term Investment
Investment Company	449	—	—		449
Total Assets	$20,973	$39,295	$—	†	$60,268	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Next Gen Emerging Markets	Common Stock (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$—

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

Next Gen Emerging Markets	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$0	Market Implied	Expected Recovery Value	$0.00	Increase

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Permanence
Assets:
Common Stocks
Aerospace & Defense	$344	$—	$—	$344
Capital Markets	109	—	—	109
Chemicals	34	—	—	34
Commercial Services & Supplies	161	—	—	161
Construction Materials	53	—	—	53
Containers & Packaging	17	—	—	17
Distributors	52	—	—	52
Diversified Consumer Services	57	—	—	57
Entertainment	85	—	—	85
Equity Real Estate Investment Trusts	39	—	—	39
Food & Staples Retailing	145	—	—	145
Food Products	112	—	—	112
Health Care Equipment & Supplies	141	—	—	141
Health Care Providers & Services	52	—	—	52
Health Care Technology	120	—	—	120
Hotels, Restaurants & Leisure	147	—	—	147
Household Durables	49	—	—	49
Industrial Conglomerates	38	—	—	38
Insurance	138	—	—	138
Internet & Direct Marketing Retail	248	—	—	248
Life Sciences Tools & Services	124	—	—	124
Metals & Mining	54	—	—	54
Oil, Gas & Consumable Fuels	60	—	—	60
Pharmaceuticals	111	—	—	111
Professional Services	41	—	—	41
Semiconductors & Semiconductor Equipment	192	—	—	192
Software	762	—	—	762
Specialty Retail	118	—	—	118
Trading Companies & Distributors	39	—	—	39
Total Common Stocks	3,642	—	—	3,642
Investment Company	39	—	—	39
Call Options Purchased	—	2	—	2
Short-Term Investment
Investment Company	88	—	—	88
Total Assets	$3,769	$2	$—	$3,771

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Banks	$22,521	$—	$—	$22,521
Building Products	1,575	—	—	1,575
Capital Markets	9,301	—	—	9,301
Commercial Services & Supplies	6,907	—	—	6,907
Electric Utilities	5,551	—	—	5,551
Equity Real Estate Investment Trusts (REITs)	9,262	—	—	9,262
Food & Staples Retailing	6,877	—	—	6,877
Food Products	2,392	—	—	2,392
Health Care Equipment & Supplies	2,661	—	—	2,661
Health Care Technology	2,994	—	—	2,994
Hotels, Restaurants & Leisure	14,465	—	—	14,465
Household Durables	650	—	—	650
Information Technology Services	4,274	—	—	4,274
Insurance	11,339	—	—	11,339
Interactive Media & Services	14,577	—	—	14,577
Life Sciences Tools & Services	14,487	—	—	14,487
Oil, Gas & Consumable Fuels	13,216	—	—	13,216
Personal Products	3,643	—	—	3,643
Software	17,632	—	—	17,632
Specialty Retail	2,754	—	—	2,754
Tech Hardware, Storage & Peripherals	18,792	—	—	18,792
Textiles, Apparel & Luxury Goods	3,156	—	—	3,156
Trading Companies & Distributors	8,114	—	—	8,114
Total Common Stocks	197,140	—	—	197,140
Short-Term Investment
Investment Company	6,998	—	—	6,998
Total Assets	$204,138	$—	$—	$204,138

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Focus Real Estate
Assets:
Common Stocks
Apartments	$693	$—	$—	$693
Data Centers	323	—	—	323
Free Standing	306	—	—	306
Health Care	698	—	—	698
Industrial	776	—	—	776
Lodging/Resorts	150	—	—	150
Manufactured Homes	215	—	—	215
Office	122	—	—	122
Self Storage	690	—	—	690
Shopping Centers	566	—	—	566
Specialty	874	—	—	874
Total Common Stocks	5,413	—	—	5,413
Short-Term Investment
Investment Company	88	—	—	88
Total Assets	$5,501	$—	$—	$5,501

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$6,138	$—	$—	$6,138
Data Centers	3,024	—	—	3,024
Free Standing	2,886	—	—	2,886
Health Care	6,516	—	—	6,516
Industrial	6,942	—	324	7,266
Lodging/Resorts	821	—	—	821
Manufactured Homes	1,605	—	—	1,605
Office	1,055	—	—	1,055
Regional Malls	1,224	—	—	1,224
Self Storage	6,563	—	—	6,563
Shopping Centers	4,072	—	—	4,072
Single Family Homes	1,195	—	—	1,195
Specialty	3,359	—	—	3,359
Total Common Stocks	45,400	—	324	45,724
Short-Term Investment
Investment Company	628	—	—	628
Total Assets	$46,028	$—	$324	$46,352

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stock (000)
Beginning Balance	$523
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(199)
Realized gains (losses)	—
Ending Balance	$324

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$(199)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022.

U.S. Real Estate	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input
Common Stock	$324	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Vitality
Assets:
Common Stocks
Biotechnology	$704	$—	$—	$704
Health Care Equipment & Supplies	327	—	—	327
Health Care Providers & Services	273	—	—	273
Health Care Technology	241	—	—	241
Internet & Direct Marketing Retail	44	—	—	44
Life Sciences Tools & Services	549	—	—	549
Pharmaceuticals	262	—	—	262
Total Common Stocks	2400	—	—	2,400
Short-Term Investments
Investment Company	212	—	—	212
Repurchase Agreements	—	6	—	6
Total Short-Term Investments	212	6	—	218
Total Assets	$2,612	$6	$—	$2,618

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.